     As filed with the Securities and Exchange Commission on April 26, 2004.
                                                               File No. 33-60702
                                                                       811-07622

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

          Pre-Effective Amendment No.                                 [ ]
                                      ----
          Post-Effective Amendment No.  21                            [X]
                                       ----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No.  204                                          [X]
                        -----

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                 P.O. BOX 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

          ___ immediately upon filing pursuant to paragraph (b) of Rule 485
          _X_ on May 3, 2004, pursuant to paragraph (b) of Rule 485
          ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          ___ on ________, pursuant to paragraph (a)(1) of Rule 485
          ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

PUTNAM HARTFORD CAPITAL MANAGER
SEPARATE ACCOUNT TEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-521-0538                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase Series V of Putnam Hartford Capital Manager variable annuity. Please read it carefully. This prospectus also describes Series III and Series IV of Putnam Hartford Capital Manager variable annuity.


Putnam Hartford Capital Manager variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:


- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT American Government Income Fund of Putnam Variable Trust



- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust



- PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Capital Opportunities Fund of Putnam Variable Trust



- PUTNAM DISCOVERY GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Discovery Growth Fund of Putnam Variable Trust



- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust



- PUTNAM EQUITY INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Equity Income Fund of Putnam Variable Trust



- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust



- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust



- PUTNAM GLOBAL EQUITY SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Equity Fund of Putnam Variable Trust



- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust



- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust



- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust (Closed to Contracts issued on or after May 3, 2004)



- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust



- PUTNAM INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL EQUITY SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Equity Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust



- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust



- PUTNAM MID CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Mid Cap Value Fund of Putnam Variable Trust



- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust



- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust



- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust



- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust



- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust



- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust



- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust (Closed to Contracts issued on or after May 3, 2004)



- PUTNAM VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust



- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust



If you purchase Series III, Series IV or Series V, you may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.


If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 2004


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2004

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
HIGHLIGHTS                                                       12
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     13
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    13
----------------------------------------------------------------------
  The Separate Account                                           13
----------------------------------------------------------------------
  The Funds                                                      14
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  16
----------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                       17
----------------------------------------------------------------------
THE CONTRACT                                                     18
----------------------------------------------------------------------
  Purchases and Contract Value                                   18
----------------------------------------------------------------------
  Charges and Fees                                               21
----------------------------------------------------------------------
  Death Benefit                                                  23
----------------------------------------------------------------------
  Surrenders                                                     25
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  27
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         29
----------------------------------------------------------------------
OTHER INFORMATION                                                29
----------------------------------------------------------------------
  Legal Matters                                                  30
----------------------------------------------------------------------
  More Information                                               30
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       31
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         36
----------------------------------------------------------------------
APPENDIX I -- SERIES III OF PUTNAM HARTFORD CAPITAL MANAGER
  VARIABLE ANNUITY                                               37
----------------------------------------------------------------------
APPENDIX II -- SERIES IV OF PUTNAM HARTFORD CAPITAL MANAGER
  VARIABLE ANNUITY                                               38
----------------------------------------------------------------------
APPENDIX III -- INFORMATION REGARDING TAX-QUALIFIED PLANS        39
----------------------------------------------------------------------
APPENDIX IV  -- OPTIONAL DEATH BENEFIT -- EXAMPLES               43
----------------------------------------------------------------------
APPENDIX V  -- ACCUMULATION UNIT VALUES                          44
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $25 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets including any money you have invested in the Fixed Accumulation Feature. The assets of the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier. This is not available in Series III or Series IV.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

OPTIONAL DEATH BENEFIT RIDER: This is an amendment to your contract which if you elect it, allows you to add new Death Benefit calculations to your contract and modify the spousal contract continuation provision of your annuity. To elect the Optional Death Benefit Rider you will have to pay an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value, invested in the Funds.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.


SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

                   PUTNAM HARTFORD CAPITAL MANAGER SERIES III

CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 7%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    4%
---------------------------------------------------------------------
    Fifth Year                                                     3%
---------------------------------------------------------------------
    Sixth Year                                                     2%
---------------------------------------------------------------------
    Seventh Year                                                   1%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $25
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Fees                                         0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.40%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Charge                                       1.55%
---------------------------------------------------------------------

(3) An annual $25 charge deducted on a Contract Anniversary or upon Surrender. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.


THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                              Minimum  Maximum
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                       0.49%    1.96%
------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.


                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                    (As a percentage of average net assets)



                                                                                  TOTAL ANNUAL
                                                                                 FUND OPERATING
                                                                                EXPENSES (BEFORE                      TOTAL
                                                                                CONTRACTUAL FEE   CONTRACTUAL FEE    ANNUAL
                                                                                   WAIVERS OR       WAIVERS OR        FUND
                                                     MANAGEMENT       OTHER         EXPENSE           EXPENSE       OPERATING
                                                        FEES        EXPENSES    REIMBURSEMENTS)   REIMBURSEMENTS    EXPENSES
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT American Government Income Fund --
   Class IA                                              0.65%          0.09%           0.74%             N/A           0.74%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Capital Appreciation Fund -- Class IA         0.65%          0.41%           1.06%             N/A           1.06%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Capital Opportunities Fund -- Class IA
   (1)                                                   0.65%          1.31%           1.96%            0.91%          1.05%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Discovery Growth Fund -- Class IA             0.70%          0.38%           1.08%             N/A           1.08%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Diversified Income Fund -- Class IA           0.69%          0.13%           0.82%             N/A           0.82%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Equity Income Fund -- Class IA (1)            0.65%          0.67%           1.32%            0.27%          1.05%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT The George Putnam Fund of Boston --
   Class IA                                              0.63%          0.10%           0.73%             N/A           0.73%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Global Asset Allocation Fund -- Class
   IA                                                    0.70%          0.25%           0.95%             N/A           0.95%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Global Equity Fund -- Class IA                0.77%          0.15%           0.92%             N/A           0.92%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Growth and Income Fund -- Class IA            0.48%          0.05%           0.53%             N/A           0.53%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Growth Opportunities Fund -- Class IA         0.70%          0.26%           0.96%             N/A           0.96%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Health Sciences Fund -- Class IA              0.70%          0.14%           0.84%             N/A           0.84%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT High Yield Fund -- Class IA                   0.67%          0.11%           0.78%             N/A           0.78%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Income Fund -- Class IA                       0.59%          0.09%           0.68%             N/A           0.68%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT International Equity Fund -- Class IA         0.76%          0.18%           0.94%             N/A           0.94%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT International Growth and Income
   Fund -- Class IA                                      0.80%          0.22%           1.02%             N/A           1.02%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT International New Opportunities
   Fund -- Class IA                                      1.00%          0.26%           1.26%             N/A           1.26%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Investors Fund -- Class IA                    0.65%          0.10%           0.75%             N/A           0.75%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Mid Cap Value Fund -- Class IA (1)            0.70%          1.20%           1.90%            0.80%          1.10%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Money Market Fund -- Class IA                 0.42%          0.07%           0.49%             N/A           0.49%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT New Opportunities Fund -- Class IA            0.59%          0.08%           0.67%             N/A           0.67%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT New Value Fund -- Class IA                    0.70%          0.09%           0.79%             N/A           0.79%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT OTC & Emerging Growth Fund -- Class IA        0.70%          0.19%           0.89%             N/A           0.89%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Research Fund -- Class IA                     0.65%          0.14%           0.79%             N/A           0.79%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Small Cap Value Fund -- Class IA              0.79%          0.12%           0.91%             N/A           0.91%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Utilities Growth and Income Fund --
   Class IA                                              0.70%          0.13%           0.83%             N/A           0.83%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Vista Fund -- Class IA                        0.65%          0.11%           0.76%             N/A           0.76%
 -----------------------------------------------------------------------------------------------------------------------------
 Putnam VT Voyager Fund -- Class IA                      0.55%          0.07%           0.62%             N/A           0.62%
 -----------------------------------------------------------------------------------------------------------------------------



(1) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2004.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

                   PUTNAM HARTFORD CAPITAL MANAGER SERIES IV

CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 7%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    4%
---------------------------------------------------------------------
    Fifth Year                                                     3%
---------------------------------------------------------------------
    Sixth Year                                                     2%
---------------------------------------------------------------------
    Seventh Year                                                   1%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.


(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $25
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Fees                                         0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.40%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Charge                                       1.55%
---------------------------------------------------------------------

(3) An annual $25 charge deducted on a Contract Anniversary or upon Surrender. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

                    PUTNAM HARTFORD CAPITAL MANAGER SERIES V

CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 6%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     4%
---------------------------------------------------------------------
    Sixth Year                                                     3%
---------------------------------------------------------------------
    Seventh Year                                                   2%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Fees                                         0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.40%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Charge                                       1.55%
---------------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

               PUTNAM HARTFORD CAPITAL MANAGER SERIES III AND IV

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                         $1,029
----------------------------------------------------------------------
3 years                                                        $1,113
----------------------------------------------------------------------
5 years                                                        $2,181
----------------------------------------------------------------------
10 years                                                       $3,890
----------------------------------------------------------------------


(2)  If you annuitize at the end of the applicable time period:


1 year                                                         $  360
----------------------------------------------------------------------
3 years                                                        $1,107
----------------------------------------------------------------------
5 years                                                        $1,874
----------------------------------------------------------------------
10 years                                                       $3,883
----------------------------------------------------------------------


(3)  If you do not Surrender your Contract:


1 year                                                         $  366
----------------------------------------------------------------------
3 years                                                        $1,113
----------------------------------------------------------------------
5 years                                                        $1,881
----------------------------------------------------------------------
10 years                                                       $3,890
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                    PUTNAM HARTFORD CAPITAL MANAGER SERIES V

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                         $  936
----------------------------------------------------------------------
3 years                                                        $1,605
----------------------------------------------------------------------
5 years                                                        $2,287
----------------------------------------------------------------------
10 years                                                       $3,902
----------------------------------------------------------------------


(2)  If you annuitize at the end of the applicable time period:


1 year                                                         $  360
----------------------------------------------------------------------
3 years                                                        $1,109
----------------------------------------------------------------------
5 years                                                        $1,879
----------------------------------------------------------------------
10 years                                                       $3,893
----------------------------------------------------------------------


(3)  If you do not Surrender your Contract:


1 year                                                         $  367
----------------------------------------------------------------------
3 years                                                        $1,117
----------------------------------------------------------------------
5 years                                                        $1,887
----------------------------------------------------------------------
10 years                                                       $3,902
----------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $2,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

 - You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender, the length of time the Premium Payment you made has been in your Contract and which Series of Putnam Capital Manager you purchased. The Fee Tables included earlier in this prospectus or the Appendix at the end of this prospectus will indicate the appropriate Contingent Deferred Sales Charge.

You won't be charged a Contingent Deferred Sales Charge on:

- The Annual Withdrawal Amount

- Premium Payments or earnings that have been in your Contract for more than the Contingent Deferred Sales Charge period.

- Distributions made due to death

- Distributions under a program for substantially equal periodic payments made for your life expectancy

- Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?


We deduct this $25 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000. The Annual Maintenance Fee for Series V is $30.


WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.


- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period, Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Joint and Last Survivor Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit will depend on the Series purchased and Series III, Series IV are described in greater detail in the Appendices at the end of this prospectus.


For all Series, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If you purchased Series V and if death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------
81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series III, or IV, your Death Benefit, prior to the deceased's 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity or your Contract Value on the Specified Contract Anniversary immediately proceeding the date of death.

The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit Rider is not available in Washington.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?


When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with a Cash Refund, Life Annuity with 120, 180 or 240 Monthly Payments Certain, Joint and Last Survivor Life Annuity, and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.


You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING        BASIS OF RATING
---------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              7/17/03         A+      Financial strength
---------------------------------------------------------------------------
 Standard & Poor's          12/1/03        AA-      Financial strength
---------------------------------------------------------------------------
 Fitch                       1/9/04        AA       Financial strength
---------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1990 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.


The investment goals of each of the Funds are as follows:



PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective. The fund pursues its goal by investing mainly in U.S. government bonds, although it may also invest in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities and may invest up to 20% of net assets in mortgage-backed securities of private issuers rated AAA or its equivalent, at the time of purchase, by a nationally recognized securities rating agency, or if unrated, that the fund determines to be of comparable quality.



PUTNAM VT CAPITAL APPRECIATION FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.



PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.



PUTNAM VT DISCOVERY GROWTH FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.



PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.



PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.



PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.



PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation. The fund pursues its goal by investing in common stocks of U.S. companies, with a focus on growth stocks.



PUTNAM VT HEALTH SCIENCES FUND (Closed to Contracts issued on or after May 3,
2004) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.



PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.



PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).



PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on value stocks that offer the potential for income.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on growth stocks.



PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.



PUTNAM VT MID CAP VALUE FUND -- Seeks capital appreciation and, as a secondary objective, current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in midsized companies of a size similar to those in the Russell Midcap Value Index.



PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund pursues its goal by investing mainly in instruments that are high quality and have short-term maturity.



PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.



PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.



PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.



PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management thinks have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which Putnam Management places on the company, or whose earnings Putnam Management believes are likely to grow over time.



PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of net assets in small companies of a size similar to those in the Russell 2000 Value Index.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND (Closed to Contracts issued on or after May 3, 2004) -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.



PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.



The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Sub-Account's for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------
return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

FOR SERIES III, SERIES IV AND SERIES V CONTRACTS ONLY

IMPORTANT INFORMATION YOU SHOULD KNOW -- THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We will credit interest, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. If you purchased Series III, or if you purchased Series IV before July 1, 1993, currently we guarantee that the interest rate will not be less than 4%. If you purchased Series IV on or after July 1, 1993, or if you purchased Series V, currently we guarantee that the interest rate will not be less than 3%. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of your guaranteed rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of your guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to Fixed Accumulation Feature may not exceed the minimum guarantee for any given year.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs
(the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.


The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.


If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $2,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your subsequent Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day multiplied by

- The daily expense factor for mortality and expense risk charge and any other applicable charge, such as the Optional Death Benefit Rider charge adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
  accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Each of these products and plans may have different transfer restrictions or no transfer restrictions at all. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer the greater of:

- Up to 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 521-0538

- Electronically, if available, by the Internet through the website at www.putnaminv.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 521-0538 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party,
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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subject to our transfer restrictions, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of your Premium Payments. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to for Series V:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   6%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------

The Contingent Deferred Sales Charges for Series III, and Series IV are described in the Appendices.

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

- ANNUAL WITHDRAWAL AMOUNT -- During the Contingent Deferred Sales Charge period for each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:


Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 consecutive days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, the waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.


- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

- For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when we begin to make Annuity Payouts. We will charge a Contingent Deferred Sales Charge if the Contract is fully or partially Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium
Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $25 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. This fee is $30.00 for Series V.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

If you purchased Series IV or Series V, we will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. This is not available for Series III.

We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Contract and expenses for confirmations, Contract quarterly statements, processing of transfers and surrenders, responding to Contract Owner inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Sub-Account unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.

You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made, some when the Contract is Surrendered and others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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them from your Contract when we pay the taxes, upon Surrender, or on the Annuity
Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

OPTIONAL DEATH BENEFIT RIDER CHARGE

If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, Optional Death Benefit charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?


The Death Benefit is the amount we will pay upon the death of the Contract Owner, Joint Contract Owner or the Annuitant before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.


The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

The Death Benefit calculation depends on the Series purchased. The Death Benefit for Series III, and Series IV are described in the Appendices in the back of this prospectus. The Death Benefit for Series V will be the greatest of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered, or

- The Contract Value of your Annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

For all Series, the Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

OPTIONAL DEATH BENEFIT RIDER -- You may also elect the Optional Death Benefit Rider for an additional fee. The Optional Death Benefit adds new features to your Death Benefit calculation, depending on which Series you purchased.

If you purchased Series III, or IV, your Death Benefit, prior to the deceased's 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity, the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity or your Contract Value on the Specified Contract Anniversary immediately proceeding the date of death.

After the deceased's 85th birthday but prior to the 90th birthday, the Death Benefit for Series III, or IV's Optional Death Benefit Rider is the greater of Contract Value, total Premium Payments made to us minus any amounts you have surrendered, Maximum Anniversary Value or Interest Accumulation Value. After the deceased's 90th birthday, the Death Benefit payable under the Optional Death Benefit Rider is the greater of Contract Value, Maximum Anniversary Value or the Interest Accumulation Value.

The Death Benefit payable under the Optional Death Benefit Rider, regardless of the Series purchased, is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider less proportional adjustments for any Surrenders from that date. For examples on how the Optional Death Benefit is calculated see "Appendix IV."

The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit Rider is not available in Washington. Once you elect the Optional Death Benefit Rider, you cannot cancel it.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. The spousal continuation is available only once for each Contract.

If you elect the Optional Death Benefit Rider for an additional charge and the contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before, on or after the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues. The Contract
                                                                                      Owner may waive this
                                                                                      presumption and receive
                                                                                      the Death Benefit.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.
Annuitant                     The Contract Owner is a     There is no named           The Contract Owner
                              trust or other non-natural  Contingent Annuitant        receives the Death
                              person                                                  Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your
Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Payments for a Designated Period or Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We may modify the requirements for telephone redemptions at any time.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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ANNUITY PAYOUTS

This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may make other Annuity Payout Options available. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.


LIFE ANNUITY WITH A CASH REFUND



We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.


LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary or the Beneficiary may continue the Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY


We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this Annuity Payout Option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:


- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less that the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED PAYMENTS FOR A DESIGNATED PERIOD, LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN OR JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTIONS. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.
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28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.


- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120 Monthly Payments Certain Annuity Payout Option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity if you purchased Series V is 5%, Series III, and Series IV have a 4% Assumed Investment Return. The first Annuity Payout will be based on the Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5.  DO YOU WANT ANNUITY PAYOUTS TO BE FIXED OR VARIABLE OR A COMBINATION?

You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination depending on your income needs.


FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payouts. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.



VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.


The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.


COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.


TRANSFER OF ANNUITY UNITS -- Depending on which Series you purchased, you may be able to transfer dollar amounts of Annuity Units from one Sub-Account to another after the Annuity Calculation Date. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. Please check your Contract to see if these transfers are available.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.


ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor - ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen.

You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.


DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Money Market Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.


OTHER INFORMATION
--------------------------------------------------------------------------------


ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a non-qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.


CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of Hartfords Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as
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30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.


Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.



In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.



Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.



On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 521-0538
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FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.


No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.


C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.
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32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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 iii. Any amount received or deemed received prior to the Annuity Commencement
      Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.
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    2.  Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,
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- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.


In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the contract owner is considered to be the owner of the assets for tax purposes, the contract owner will be subject to income tax on annual increases in cash value.


The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."


The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue Ruling 2003-91 generally follows earlier rulings that say that the contract owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the contract owner to be treated as the owner of these investments.



Despite the release of these rulings, there continues to be some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.


D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


 GENERAL INFORMATION
 ------------------------------------------------------------------------------
     Safekeeping of Assets
 ------------------------------------------------------------------------------
     Experts
 ------------------------------------------------------------------------------
     Non-Participation
 ------------------------------------------------------------------------------
     Misstatement of Age or Sex
 ------------------------------------------------------------------------------
     Principal Underwriter
 ------------------------------------------------------------------------------
 PERFORMANCE RELATED INFORMATION
 ------------------------------------------------------------------------------
     Total Return for all Sub-Accounts
 ------------------------------------------------------------------------------
     Yield for Sub-Accounts
 ------------------------------------------------------------------------------
     Money Market Sub-Accounts
 ------------------------------------------------------------------------------
     Additional Materials
 ------------------------------------------------------------------------------
     Performance Comparisons
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
 ------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
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APPENDIX I -- SERIES III OF PUTNAM HARTFORD CAPITAL MANAGER VARIABLE ANNUITY

Series III of Putnam Hartford Capital Manager variable annuity was sold from May 1, 1990 through May 1, 1992. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

Deferred Sales Charge (as a percentage of amounts Surrendered).

-----------------------------
 First Year (1)          7%
-----------------------------
 Second Year             6%
-----------------------------
 Third Year              5%
-----------------------------
 Fourth Year             4%
-----------------------------
 Fifth Year              3%
-----------------------------
 Sixth Year              2%
-----------------------------
 Seventh Year            1%
-----------------------------
 Eighth Year             0%
-----------------------------

DEATH BENEFIT -- The death benefit payable is equal to the greater of:

- the Contract Value determined as of the day written proof of death is received; or

- 100% of the total Premium Payments made, reduced by any surrenders; or

- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every seventh Contact Anniversary (i.e, the 7th, 14th etc.)

DEATH BENEFIT REMAINING WITH THE COMPANY -- The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Annuity Payout Options under this Series are:

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.


LIFE ANNUITY WITH A CASH REFUND



We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.


LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

JOINT AND LAST SURVIVOR LIFE ANNUITY


We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:


- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX II -- SERIES IV OF PUTNAM HARTFORD CAPITAL MANAGER VARIABLE ANNUITY

Series IV of Putnam Hartford Capital Manager variable annuity was sold from May 1, 1992 through June 22, 1994. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

-----------------------------
 First Year (1)          7%
-----------------------------
 Second Year             6%
-----------------------------
 Third Year              5%
-----------------------------
 Fourth Year             4%
-----------------------------
 Fifth Year              3%
-----------------------------
 Sixth Year              2%
-----------------------------
 Seventh Year            1%
-----------------------------
 Eighth Year             0%
-----------------------------

DEATH BENEFIT -- The death benefit payable is equal to the greater of:

- the Contract Value determined as of the day written proof of death is received; or

- 100% of the total Premium Payments made, reduced by any surrenders; or

- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every seventh Contact Anniversary (i.e, the 7th, 14th etc.)

DEATH BENEFIT REMAINING WITH THE COMPANY -- The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Annuity Payout Options under this Series are:

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.


LIFE ANNUITY WITH A CASH REFUND



We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.


LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

JOINT AND LAST SURVIVOR LIFE ANNUITY


We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:


- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

APPENDIX III -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.


2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $41,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.


Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.


Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.


All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.


5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions, if any, bear to the expected return.


(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);


- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;


- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
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- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.


Certain other exceptions are also available.


If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. The death benefit under your Contract may affect the amount of the required distribution that must be taken from your Contract. Please consult with your tax or legal adviser with any questions regarding these new regulations.


(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.


Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible retirement plan. Payees cannot elect out of income tax withholding with respect to such distributions.

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42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.


6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section
403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After-tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after-tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section
403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.


For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

APPENDIX IV -- OPTIONAL DEATH BENEFIT -- EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX V -- ACCUMULATION UNIT VALUES



(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



                                                                    AS OF DECEMBER 31,
                           ------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                  2003      2002      2001      2000      1999      1998      1997      1996      1995      1994
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT
  INCOME
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 12.540  $ 11.649  $ 11.069  $ 10.000        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 12.589  $ 12.540  $ 11.649  $ 11.069        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)              8,638    15,450     5,739       939        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 12.485  $ 11.616  $ 11.053  $ 10.000        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 12.515  $ 12.485  $ 11.616  $ 11.053        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                132       198        52         3        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL
  APPRECIATION
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $  6.212  $  8.090  $  9.505  $ 10.000        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $  7.660  $  6.212  $  8.090  $  9.505        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)              1,660     1,336       651        38        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $  6.192  $  8.076  $  9.503        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $  7.623  $  6.192  $  8.076        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                 33        15        10        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL
  OPPORTUNITIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 10.000        --        --        --        --        --        --        --        --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 12.940        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                212        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 10.000        --        --        --        --        --        --        --        --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 12.927        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                  5        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM DISCOVERY GROWTH
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $  3.748  $  5.378  $  7.863  $ 10.000        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $  4.893  $  3.748  $  5.378  $  7.863        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)              2,254     1,998       593        79        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $  3.736  $  5.368  $  7.861  $ 10.000        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $  4.870  $  3.736  $  5.368  $  7.861        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                 41        33        12       112        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31,
                           ------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                  2003      2002      2001      2000      1999      1998      1997      1996      1995      1994
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 13.261  $ 12.663  $ 12.369  $ 12.532  $ 12.489  $ 12.841  $ 12.127  $ 11.302  $  9.622  $ 10.189
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 15.727  $ 13.261  $ 12.663  $ 12.369  $ 12.532  $ 12.489  $ 12.841  $ 12.127  $ 11.302  $  9.622
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)             13,433    15,267    17,466    19,284    22,092    23,713    21,017    18,268    11,006     8,609
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 13.188  $ 12.612  $ 12.338  $ 12.520  $ 12.713        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 15.618  $ 13.188  $ 12.612  $ 12.338  $ 12.520        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                138       136       137       115        42        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM EQUITY INCOME
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 10.000        --        --        --        --        --        --        --        --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 12.068        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)              2,036        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 10.000        --        --        --        --        --        --        --        --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 12.056        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                 25        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET
  ALLOCATION
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 24.435  $ 28.276  $ 31.287  $ 33.370  $ 30.256  $ 27.026  $ 22.902  $ 20.087  $ 16.335  $ 16.988
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 29.406  $ 24.435  $ 28.276  $ 31.287  $ 33.370  $ 30.256  $ 27.026  $ 22.902  $ 20.087  $ 16.335
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)              7,571     9,257    11,419    13,483    15,126    16,653    16,683    14,342    10,181     8,665
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 24.301  $ 28.163  $ 31.209  $ 33.337  $ 31.376        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 29.201  $ 24.301  $ 28.163  $ 31.209  $ 33.337        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                 43        47        49        43         5        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 14.988  $ 19.527  $ 28.154  $ 40.580  $ 24.940  $ 19.497  $ 17.294  $ 14.963  $ 13.119  $ 13.432
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 19.146  $ 14.988  $ 19.527  $ 28.154  $ 40.580  $ 24.940  $ 19.497  $ 17.294  $ 14.963  $ 13.119
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)             18,820    24,035    32,035    39,251    40,918    42,487    43,485    39,498    25,154    20,285
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 14.906  $ 19.449  $ 28.084  $ 40.540  $ 25.979        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 19.013  $ 14.906  $ 19.449  $ 28.084  $ 40.540        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                112       125       168       151        22        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31,
                           ------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                  2003      2002      2001      2000      1999      1998      1997      1996      1995      1994
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 36.059  $ 45.028  $ 48.663  $ 45.646  $ 45.567  $ 40.036  $ 32.703  $ 27.201  $ 20.178  $ 20.390
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 45.405  $ 36.059  $ 45.028  $ 48.663  $ 45.646  $ 45.567  $ 40.036  $ 32.703  $ 27.201  $ 20.178
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)             55,276    66,339    79,620    86,628   100,158   102,727    94,356    73,133    42,420    26,790
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 35.861  $ 44.848  $ 48.542  $ 45.601  $ 50.800        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 45.089  $ 35.861  $ 44.848  $ 48.542  $ 45.601        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                458       479       504       402       142        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH
  OPPORTUNITIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $  3.600  $  5.169  $  7.701  $ 10.000        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $  4.383  $  3.600  $  5.169  $  7.701        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)              4,703     4,912     5,980     5,402        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $  3.584  $  5.154  $  7.690  $ 10.000        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $  4.357  $  3.584  $  5.154  $  7.690        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                 48        58        75        59        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $  8.804  $ 11.189  $ 14.101  $ 10.277  $ 10.849  $ 10.000        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 10.314  $  8.804  $ 11.189  $ 14.101  $ 10.277  $ 10.849        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)             10,217    12,927    16,343    19,344    12,308     7,148        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $  8.755  $ 11.144  $ 14.066  $ 10.267  $  9.840        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 10.242  $  8.755  $ 11.144  $ 14.066  $ 10.267        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                176       201       246       228        69        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 22.492  $ 22.932  $ 22.388  $ 24.799  $ 23.742  $ 25.575  $ 22.682  $ 20.390  $ 17.476  $ 17.890
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 28.136  $ 22.492  $ 22.932  $ 22.388  $ 24.799  $ 23.742  $ 25.575  $ 22.682  $ 20.390  $ 17.476
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)             10,916    12,404    14,797    16,616    20,315    23,582    21,602    17,031    10,603     7,152
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 22.368  $ 22.841  $ 22.332  $ 24.774  $ 24.985        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 27.940  $ 22.368  $ 22.841  $ 22.332  $ 24.774        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                122       116       128        99        36        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31,
                           ------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                  2003      2002      2001      2000      1999      1998      1997      1996      1995      1994
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 24.767  $ 23.235  $ 21.913  $ 20.574  $ 21.305  $ 19.959  $ 18.631  $ 18.448  $ 15.533  $ 16.277
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 25.569  $ 24.767  $ 23.235  $ 21.913  $ 20.574  $ 21.305  $ 19.959  $ 18.631  $ 18.448  $ 15.533
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)             12,283    15,434    15,106    13,817    16,827    16,353    11,666    11,110     8,948     7,585
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 24.631  $ 23.143  $ 21.858  $ 20.554  $ 21.164        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 25.391  $ 24.631  $ 23.143  $ 21.858  $ 20.554        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                129       176       171       100        26        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL
  EQUITY
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 12.064  $ 14.833  $ 18.900  $ 21.164  $ 13.403  $ 11.451  $ 10.000        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 15.333  $ 12.064  $ 14.833  $ 18.900  $ 21.164  $ 13.403  $ 11.451        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)             13,173    17,113    17,276    18,898    16,044    12,815     6,948        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 11.998  $ 11.301        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 15.226  $ 11.998        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                183       199        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL
  GROWTH AND INCOME
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 10.567  $ 12.413  $ 15.868  $ 15.876  $ 12.922  $ 11.776  $ 10.000        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 14.418  $ 10.567  $ 12.413  $ 15.868  $ 15.876  $ 12.922  $ 11.776        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)              9,254    11,021    12,808    14,447    14,449    14,002     9,878        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 10.509  $ 12.363  $ 15.829  $ 15.861  $ 14.490        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 14.317  $ 10.509  $ 12.363  $ 15.829  $ 15.861        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                 74        79        83        60        24        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW
  OPPORTUNITIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $  8.187  $  9.593  $ 13.611  $ 22.468  $ 11.226  $  9.850  $ 10.000        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 10.785  $  8.187  $  9.593  $ 13.611  $ 22.468  $ 11.226  $  9.850        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)              4,801     5,822     7,716    10,072     8,347     7,123     6,510        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $  8.142  $  9.555  $ 13.577  $ 22.445  $ 12.423        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 10.709  $  8.142  $  9.555  $ 13.577  $ 22.445        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                 52        48        66        59        16        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------

48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31,
                           ------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                  2003      2002      2001      2000      1999      1998      1997      1996      1995      1994
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $  6.598  $  8.767  $ 11.793  $ 14.669  $ 11.432  $ 10.000        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $  8.280  $  6.598  $  8.767  $ 11.793  $ 14.669  $ 11.432        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)             20,471    24,848    33,076    37,893    30,741    11,569        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $  6.562  $  8.732  $ 11.764  $ 14.655  $ 12.179        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $  8.222  $  6.562  $  8.732  $ 11.764  $ 14.655        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                451       521       627       584       228        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM MID CAP VALUE
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 10.000        --        --        --        --        --        --        --        --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 12.807        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                693        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 10.000        --        --        --        --        --        --        --        --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 12.794        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                 13        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $  1.707  $  1.706  $  1.663  $  1.591  $  1.538  $  1.483  $  1.429  $  1.379  $  1.325  $  1.294
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $  1.696  $  1.707  $  1.706  $  1.663  $  1.591  $  1.538  $  1.483  $  1.429  $  1.379  $  1.325
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)            128,493   228,352   244,882   179,303   266,227   177,635   122,079   147,638    66,283    38,819
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $  1.697  $  1.699  $  1.659  $  1.589  $  1.555        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $  1.684  $  1.697  $  1.699  $  1.659  $  1.589        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)              1,249     2,493     2,111     2,321       377        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 14.325  $ 20.841  $ 30.190  $ 41.424  $ 24.805  $ 20.223  $ 16.635  $ 15.312  $ 10.718  $ 10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 18.746  $ 14.325  $ 20.841  $ 30.190  $ 41.424  $ 24.805  $ 20.223  $ 16.635  $ 15.312  $ 10.718
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)             31,644    39,838    53,656    63,956    62,624    62,749    59,879    50,976    16,971     2,699
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 14.247  $ 20.758  $ 30.114  $ 41.383  $ 26.455        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 18.615  $ 14.247  $ 20.758  $ 30.114  $ 41.383        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                177       190       253       256        59        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31,
                           ------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                  2003      2002      2001      2000      1999      1998      1997      1996      1995      1994
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 12.364  $ 14.828  $ 14.513  $ 12.014  $ 12.151  $ 11.597  $ 10.000        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 16.199  $ 12.364  $ 14.828  $ 14.513  $ 12.014  $ 12.151  $ 11.597        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)             14,950    16,840    17,623    12,045    12,278    12,727    10,226        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 12.296  $ 14.769  $ 14.477  $ 12.002  $ 13.957        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 16.086  $ 12.296  $ 14.769  $ 14.477  $ 12.002        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                123       135       156        58        20        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING
  GROWTH
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $  3.870  $  5.777  $ 10.765  $ 22.292  $  9.980  $ 10.000        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $  5.188  $  3.870  $  5.777  $ 10.765  $ 22.292  $  9.980        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)              6,211     6,659     8,763     9,835     5,012     1,672        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $  3.849  $  5.754  $ 10.738  $ 22.270  $ 11.045        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $  5.152  $  3.849  $  5.754  $ 10.738  $ 22.270        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                211       234       245       205        45        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $  9.386  $ 12.213  $ 15.218  $ 15.712  $ 12.497  $ 10.000        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 11.634  $  9.386  $ 12.213  $ 15.218  $ 15.712  $ 12.497        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)              6,474     7,998     9,462     8,335     4,978     1,095        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $  9.335  $ 12.164  $ 15.180  $ 15.696  $ 13.682        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 11.553  $  9.335  $ 12.164  $ 15.180  $ 15.696        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                115       135       178       128        65        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 11.886  $ 14.711  $ 12.598  $ 10.251  $ 10.000        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 17.588  $ 11.886  $ 14.711  $ 12.598  $ 10.251        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)              8,747     9,857     8,798     2,707       676        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 11.821  $ 14.652  $ 12.566  $ 10.241  $ 10.000        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 17.466  $ 11.821  $ 14.652  $ 12.566  $ 10.241        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                126       128       112        65         6        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------

50                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31,
                           ------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                  2003      2002      2001      2000      1999      1998      1997      1996      1995      1994
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM
  FUND OF BOSTON
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $  9.760  $ 10.826  $ 10.898  $ 10.063  $ 10.242  $ 10.000        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 11.295  $  9.760  $ 10.826  $ 10.898  $ 10.063  $ 10.242        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)             24,535    25,071    19,770    14,689    14,825     6,247        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $  9.707  $ 10.782  $ 10.871  $ 10.053  $ 10.984        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 11.216  $  9.707  $ 10.782  $ 10.871  $ 10.053        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                335       363       343       255       110        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH
  AND INCOME
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 14.960  $ 19.919  $ 25.946  $ 22.360  $ 22.826  $ 20.143  $ 16.072  $ 14.075  $ 10.889  $ 11.876
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 18.441  $ 14.960  $ 19.919  $ 25.946  $ 22.360  $ 22.826  $ 20.143  $ 16.072  $ 14.075  $ 10.889
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)              9,178    11,416    15,072    16,906    19,114    19,598    17,569    17,006    14,307    11,859
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 14.878  $ 19.839  $ 25.882  $ 22.338  $ 22.609        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 18.313  $ 14.878  $ 19.839  $ 25.882  $ 22.338        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                 76        82        90        69        18        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $  9.215  $ 13.422  $ 20.439  $ 21.587  $ 14.316  $ 12.151  $ 10.000        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 12.124  $  9.215  $ 13.422  $ 20.439  $ 21.587  $ 14.316  $ 12.151        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)             11,313    13,188    17,371    20,369    14,524    12,672     8,062        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $  9.164  $ 13.369  $ 20.388  $ 21.566  $ 15.604        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 12.039  $  9.164  $ 13.369  $ 20.388  $ 21.566        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                133       144       181       175        36        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 39.701  $ 54.656  $ 71.280  $ 86.479  $ 55.426  $ 45.197  $ 36.228  $ 32.520  $ 23.445  $ 23.530
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 48.999  $ 39.701  $ 54.656  $ 71.280  $ 86.479  $ 55.426  $ 45.197  $ 36.228  $ 32.520  $ 23.445
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)             28,507    34,829    44,335    51,763    52,779    51,742    48,250    41,121    23,357    13,372
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 39.483  $ 54.437  $ 71.102  $ 86.393  $ 60.816        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 48.657  $ 39.483  $ 54.437  $ 71.102  $ 86.393        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at
      end of period (in
      thousands)                207       235       287       257        72        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------



(a) Inception date May 1, 2003.

To obtain a Statement of Additional Information for the Series III and IV of Putnam Capital Manager variable annuities, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                 City/State                                Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN
          SERIES III AND SERIES IV OF PUTNAM HARTFORD CAPITAL MANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 3, 2004
Date of Statement of Additional Information: May 3, 2004


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statutory basis statements of income, changes in stockholders' equity and cash flows for each of the two years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated March 26, 2004 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Ten (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



The statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory basis financial statements of Hartford Life and Annuity Insurance Company which states that the statutory basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.



We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report included herein.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2003: $14,162,418; 2002: $18,772,821; 2001: $42,146,124; and 2000: $82,278,197.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.


- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life and Annuity Insurance Company Separate Account Ten (the "Account") comprising the Putnam American Government Income, Putnam Capital Appreciation, Putnam Capital Opportunities, Putnam Discovery Growth, Putnam Diversified Income, Putnam Equity Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Equity, Putnam International Growth and Income, Putnam International New Opportunities, Putnam Investors, Putnam Mid Cap Value, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC and Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, and the Putnam Voyager, (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Ten as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                 PUTNAM            PUTNAM           PUTNAM
                           AMERICAN GOVERNMENT    CAPITAL          CAPITAL
                                 INCOME         APPRECIATION    OPPORTUNITIES
                               SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -------------------  ------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        9,298,034        1,731,854          221,268
      Class IB...........          823,549          346,898           70,480
                              ============      ===========       ==========
    Cost:
      Class IA...........     $106,292,762      $12,939,557       $2,617,936
      Class IB...........        9,738,740        2,419,204          826,508
                              ============      ===========       ==========
    Market Value:
      Class IA...........     $112,320,247      $13,144,769       $2,821,166
      Class IB...........        9,899,059        2,619,077          897,205
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                  36,410            9,160
  Receivable from fund
   shares sold...........          550,949          --              --
  Other assets...........                8          --              --
                              ------------      -----------       ----------
  Total Assets...........      122,770,263       15,800,256        3,727,531
                              ------------      -----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          550,949          --              --
  Payable for fund shares
   purchased.............        --                  36,410            9,160
  Other liabilities......        --                       5         --
                              ------------      -----------       ----------
  Total Liabilities......          550,949           36,415            9,160
                              ------------      -----------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $122,219,314      $15,763,841       $3,718,371
                              ============      ===========       ==========

(a)  From inception, May 1, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                 PUTNAM            PUTNAM             PUTNAM            PUTNAM           PUTNAM
                               DISCOVERY         DIVERSIFIED          EQUITY         GLOBAL ASSET        GLOBAL
                                 GROWTH            INCOME             INCOME          ALLOCATION         EQUITY
                            SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT (A)      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ---------------  ------------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       2,450,510         23,080,839         2,117,312         16,787,888       39,469,103
      Class IB...........         596,734          1,811,284           521,217            312,448          478,102
                              ===========       ============       ===========       ============     ============
    Cost:
      Class IA...........     $10,463,357       $240,518,581       $23,233,305       $241,702,711     $564,789,463
      Class IB...........       2,444,584         16,133,888         5,716,521          4,295,500        8,412,346
                              ===========       ============       ===========       ============     ============
    Market Value:
      Class IA...........     $11,419,376       $215,113,417       $25,598,306       $225,461,339     $365,483,895
      Class IB...........       2,756,910         16,736,262         6,296,295          4,202,431        4,393,755
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                 --                 111,777           --               --
  Receivable from fund
   shares sold...........          29,786             74,736          --                  426,165          225,361
  Other assets...........        --                       33                 2                  2         --
                              -----------       ------------       -----------       ------------     ------------
  Total Assets...........      14,206,072        231,924,448        32,006,380        230,089,937      370,103,011
                              -----------       ------------       -----------       ------------     ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          29,786             74,736          --                  426,165          225,361
  Payable for fund shares
   purchased.............        --                 --                 111,777           --               --
  Other liabilities......               2           --                --                 --                     11
                              -----------       ------------       -----------       ------------     ------------
  Total Liabilities......          29,788             74,736           111,777            426,165          225,372
                              -----------       ------------       -----------       ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $14,176,284       $231,849,712       $31,894,603       $229,663,772     $369,877,639
                              ===========       ============       ===========       ============     ============

                                PUTNAM           PUTNAM
                              GROWTH AND         GROWTH
                                INCOME        OPPORTUNITIES
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      109,111,569       4,616,691
      Class IB...........        2,426,106         776,386
                            ==============     ===========
    Cost:
      Class IA...........   $2,226,001,289     $48,255,167
      Class IB...........       56,583,988       4,584,798
                            ==============     ===========
    Market Value:
      Class IA...........   $2,552,119,598     $21,375,279
      Class IB...........       56,431,215       3,563,612
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                --
  Receivable from fund
   shares sold...........        1,744,748          14,433
  Other assets...........        --                --
                            --------------     -----------
  Total Assets...........    2,610,295,561      24,953,324
                            --------------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        1,744,747          14,433
  Payable for fund shares
   purchased.............        --                --
  Other liabilities......              161               1
                            --------------     -----------
  Total Liabilities......        1,744,908          14,434
                            --------------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $2,608,550,653     $24,938,890
                            ==============     ===========

(a)  From inception, May 1, 2003 to December 31, 2003.
(b)  Formerly Putnam Voyager II Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                              PUTNAM
                              HEALTH        PUTNAM        PUTNAM
                             SCIENCES     HIGH YIELD      INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     9,844,904    39,228,514    24,829,192
      Class IB...........       591,408     2,670,737     2,147,419
                           ============  ============  ============
    Cost:
      Class IA...........  $ 99,764,267  $473,025,535  $327,191,800
      Class IB...........     6,306,360    21,406,225    27,457,337
                           ============  ============  ============
    Market Value:
      Class IA...........  $108,687,736  $312,651,253  $320,544,869
      Class IB...........     6,487,746    21,205,653    27,572,857
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --            --            --
  Receivable from fund
   shares sold...........        83,330       136,935       586,131
  Other assets...........             9       --            --
                           ------------  ------------  ------------
  Total Assets...........   115,258,821   333,993,841   348,703,857
                           ------------  ------------  ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        83,330       136,935       586,131
  Payable for fund shares
   purchased.............       --            --            --
  Other liabilities......       --                 16            27
                           ------------  ------------  ------------
  Total Liabilities......        83,330       136,951       586,158
                           ------------  ------------  ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $115,175,491  $333,856,890  $348,117,699
                           ============  ============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                  PUTNAM
                                 PUTNAM        INTERNATIONAL       PUTNAM                           PUTNAM
                             INTERNATIONAL      GROWTH AND    INTERNATIONAL NEW      PUTNAM         MID CAP         PUTNAM
                                 EQUITY           INCOME        OPPORTUNITIES      INVESTORS         VALUE       MONEY MARKET
                            SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  -------------  -----------------  --------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       16,016,846       12,035,068        4,720,734        19,791,384        708,389     221,830,702
      Class IB...........        1,237,303          352,562          156,765         1,954,978         73,858      10,897,240
                              ============     ============      ===========      ============    ===========    ============
    Cost:
      Class IA...........     $207,368,369     $137,547,347      $49,445,557      $218,100,679    $ 8,236,245    $221,830,702
      Class IB...........       15,733,271        3,725,257        2,110,987        19,332,249        849,752      10,897,240
                              ============     ============      ===========      ============    ===========    ============
    Market Value:
      Class IA...........     $206,937,645     $136,598,024      $52,683,394      $176,934,976    $ 9,060,292    $221,830,702
      Class IB...........       15,899,347        3,987,478        1,741,656        17,418,851        943,901      10,897,240
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                 --                17,644          --              204,730        --
  Receivable from fund
   shares sold...........           20,397           70,905         --                 155,558        --              228,460
  Other assets...........               15          --              --                       3        --             --
                              ------------     ------------      -----------      ------------    -----------    ------------
  Total Assets...........      222,857,404      140,656,407       54,442,694       194,509,388     10,208,923     232,956,402
                              ------------     ------------      -----------      ------------    -----------    ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           20,397           70,905         --                 155,559        --              228,460
  Payable for fund shares
   purchased.............        --                 --                17,644          --              204,730        --
  Other liabilities......        --                 --                     1          --                    1             834
                              ------------     ------------      -----------      ------------    -----------    ------------
  Total Liabilities......           20,397           70,905           17,645           155,559        204,731         229,294
                              ------------     ------------      -----------      ------------    -----------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $222,837,007     $140,585,502      $54,425,049      $194,353,829    $10,004,192    $232,727,108
                              ============     ============      ===========      ============    ===========    ============


                                PUTNAM
                           NEW OPPORTUNITIES
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      38,867,122
      Class IB...........         985,915
                             ============
    Cost:
      Class IA...........    $605,731,298
      Class IB...........      24,299,072
                             ============
    Market Value:
      Class IA...........    $599,331,024
      Class IB...........      15,015,489
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --
  Receivable from fund
   shares sold...........         536,342
  Other assets...........        --
                             ------------
  Total Assets...........     614,882,855
                             ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         536,341
  Payable for fund shares
   purchased.............        --
  Other liabilities......              41
                             ------------
  Total Liabilities......         536,382
                             ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $614,346,473
                             ============

(c) Formerly Putnam International Growth Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                PUTNAM
                               PUTNAM       OTC & EMERGING       PUTNAM
                             NEW VALUE          GROWTH          RESEARCH
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     17,229,834        6,054,102        7,359,304
      Class IB...........        729,325          539,721          616,774
                            ============      ===========      ===========
    Cost:
      Class IA...........   $202,726,928      $87,768,812      $95,714,761
      Class IB...........      9,058,147        6,323,411        7,191,580
                            ============      ===========      ===========
    Market Value:
      Class IA...........   $247,075,821      $33,660,808      $78,229,404
      Class IB...........     10,407,461        2,973,861        6,525,466
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 53,200          --
  Receivable from fund
   shares sold...........        100,405         --                 45,913
  Other assets...........              6         --                      7
                            ------------      -----------      -----------
  Total Assets...........    257,583,693       36,687,869       84,800,790
                            ------------      -----------      -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        100,405         --                 45,913
  Payable for fund shares
   purchased.............       --                 53,200          --
  Other liabilities......       --                      2          --
                            ------------      -----------      -----------
  Total Liabilities......        100,405           53,202           45,913
                            ------------      -----------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $257,483,288      $36,634,667      $84,754,877
                            ============      ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                               PUTNAM           PUTNAM             PUTNAM
                             SMALL CAP     THE GEORGE PUTNAM  UTILITIES GROWTH     PUTNAM          PUTNAM
                               VALUE        FUND OF BOSTON       AND INCOME         VISTA          VOYAGER
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -----------------  ----------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      8,654,579       26,191,552         15,035,952      13,272,135       54,381,147
      Class IB...........        531,545        2,180,374            287,863         685,331        1,378,062
                            ============     ============       ============    ============   ==============
    Cost:
      Class IA...........   $113,128,453     $269,672,630       $177,701,851    $161,517,648   $1,542,046,472
      Class IB...........      7,321,517       22,038,093          4,140,475      10,247,199       49,067,414
                            ============     ============       ============    ============   ==============
    Market Value:
      Class IA...........   $157,772,982     $286,273,662       $171,860,931    $140,419,189   $1,419,347,944
      Class IB...........      9,631,595       23,722,467          3,278,758       7,182,271       35,774,494
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --                 --               --              --
  Receivable from fund
   shares sold...........         66,050           63,690            201,351         207,859        1,128,028
  Other assets...........       --                     30           --               --                    23
                            ------------     ------------       ------------    ------------   --------------
  Total Assets...........    167,470,627      310,059,849        175,341,040     147,809,319    1,456,250,489
                            ------------     ------------       ------------    ------------   --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         66,050           63,690            201,352         207,859        1,128,029
  Payable for fund shares
   purchased.............       --               --                 --               --              --
  Other liabilities......             33         --                        9               9         --
                            ------------     ------------       ------------    ------------   --------------
  Total Liabilities......         66,083           63,690            201,361         207,868        1,128,029
                            ------------     ------------       ------------    ------------   --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $167,404,544     $309,996,159       $175,139,679    $147,601,451   $1,455,122,460
                            ============     ============       ============    ============   ==============

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD
Putnam American Government
 Income --Class IA............     0.95%          10,869   $12.812710  $      139,258
Putnam American Government
 Income -- Class IA...........     1.40%       8,637,733    12.588999     108,740,414
Putnam American Government
 Income -- Class IA...........     1.55%         132,185    12.515290       1,654,337
Putnam American Government
 Income -- Class IA...........     1.60%           7,832    12.515675          98,025
Putnam American Government
 Income -- Class IA...........     1.75%         104,990    12.442422       1,306,334
Putnam American Government
 Income -- Class IA...........     1.90%           2,924    12.415943          36,304
Putnam American Government
 Income -- Class IB...........     0.95%           3,398    12.544582          42,631
Putnam American Government
 Income -- Class IB...........     1.30%           1,077    12.482424          13,445
Putnam American Government
 Income -- Class IB...........     1.35%          10,232    12.478229         127,673
Putnam American Government
 Income -- Class IB...........     1.40%          36,014    12.464717         448,909
Putnam American Government
 Income -- Class IB...........     1.50%           1,470    12.447044          18,299
Putnam American Government
 Income -- Class IB...........     1.50%         121,336    12.439202       1,509,322
Putnam American Government
 Income -- Class IB...........     1.55%           1,120    12.438219          13,932
Putnam American Government
 Income -- Class IB...........     1.60%              45    12.429384             565
Putnam American Government
 Income -- Class IB...........     1.65%           3,754    12.366364          46,428
Putnam American Government
 Income -- Class IB...........     1.65%         107,605    12.226931       1,315,678
Putnam American Government
 Income -- Class IB...........     1.70%          57,022    12.222828         696,975
Putnam American Government
 Income -- Class IB...........     1.70%         130,787    11.598446       1,516,924
Putnam American Government
 Income -- Class IB...........     1.75%          45,272    12.402955         561,504
Putnam American Government
 Income -- Class IB...........     1.80%          15,932    12.157104         193,682
Putnam American Government
 Income -- Class IB...........     1.85%           7,393    12.155738          89,863
Putnam American Government
 Income -- Class IB...........     1.85%           9,894    11.542800         114,201
Putnam American Government
 Income -- Class IB...........     1.90%           8,088    11.530889          93,262
Putnam American Government
 Income -- Class IB...........     1.90%          15,058    12.376582         186,364
Putnam American Government
 Income -- Class IB...........     1.95%           5,010    12.367801          61,967
Putnam American Government
 Income -- Class IB...........     2.00%             868    11.518241          10,000
Putnam American Government
 Income -- Class IB...........     2.00%          59,706    12.086318         721,621
Putnam American Government
 Income -- Class IB...........     2.05%         143,195    11.475562       1,643,245
Putnam American Government
 Income -- Class IB...........     2.10%           5,074    12.341497          62,624
Putnam American Government
 Income -- Class IB...........     2.15%          12,957    12.060602         156,271
Putnam American Government
 Income -- Class IB...........     2.20%           2,890    11.485600          33,192
Putnam American Government
 Income -- Class IB...........     2.30%             195    11.439196           2,229
Putnam American Government
 Income -- Class IB...........     2.35%           4,685    12.026427          56,338
Putnam American Government
 Income -- Class IB...........     2.35%           9,029    11.422536         103,130
Putnam Capital
 Appreciation -- Class IA.....     0.95%           8,470     7.769459          65,806
Putnam Capital
 Appreciation -- Class IA.....     1.10%           1,138     7.732630           8,797
Putnam Capital
 Appreciation -- Class IA.....     1.40%       1,659,737     7.659505      12,712,760
Putnam Capital
 Appreciation -- Class IA.....     1.55%          32,809     7.623219         250,109
Putnam Capital
 Appreciation -- Class IA.....     1.60%           6,861     7.614861          52,249
Putnam Capital
 Appreciation -- Class IA.....     1.75%           6,234     7.578771          47,247
Putnam Capital
 Appreciation -- Class IB.....     0.95%             351     7.634026           2,682
Putnam Capital
 Appreciation -- Class IB.....     1.30%           2,277     7.596203          17,293
Putnam Capital
 Appreciation -- Class IB.....     1.35%          12,648     7.593658          96,044
Putnam Capital
 Appreciation -- Class IB.....     1.40%          10,391     7.585426          78,821
Putnam Capital
 Appreciation -- Class IB.....     1.50%          42,997     7.579231         325,880
Putnam Capital
 Appreciation -- Class IB.....     1.55%              65     7.569312             490

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Capital
 Appreciation -- Class IB.....     1.65%          24,891   $ 7.543286  $      187,761
Putnam Capital
 Appreciation -- Class IB.....     1.70%          63,551     7.531367         478,625
Putnam Capital
 Appreciation -- Class IB.....     1.75%          49,222     7.547852         371,517
Putnam Capital
 Appreciation -- Class IB.....     1.80%           1,749     7.507539          13,133
Putnam Capital
 Appreciation -- Class IB.....     1.85%          24,986     7.495669         187,285
Putnam Capital
 Appreciation -- Class IB.....     1.90%           8,709     7.487451          65,211
Putnam Capital
 Appreciation -- Class IB.....     1.95%           4,153     7.462545          30,990
Putnam Capital
 Appreciation -- Class IB.....     2.00%          35,474     7.463757         264,771
Putnam Capital
 Appreciation -- Class IB.....     2.05%          63,133     7.451961         470,464
Putnam Capital
 Appreciation -- Class IB.....     2.20%           1,142     7.458531           8,516
Putnam Capital
 Appreciation -- Class IB.....     2.30%             425     7.428353           3,160
Putnam Capital
 Appreciation -- Class IB.....     2.35%           2,213     7.426784          16,434
Putnam Capital
 Opportunities -- Class IA....     1.15%             669    12.961690           8,675
Putnam Capital
 Opportunities -- Class IA....     1.40%         211,515    12.940088       2,737,028
Putnam Capital
 Opportunities -- Class IA....     1.55%           5,358    12.927148          69,262
Putnam Capital
 Opportunities -- Class IA....     1.60%             480    12.922836           6,201
Putnam Capital
 Opportunities -- Class IB....     0.95%           4,196    12.946109          54,318
Putnam Capital
 Opportunities -- Class IB....     1.30%           5,232    12.915929          67,576
Putnam Capital
 Opportunities -- Class IB....     1.35%           2,376    12.911612          30,677
Putnam Capital
 Opportunities -- Class IB....     1.40%             258    12.907312           3,327
Putnam Capital
 Opportunities -- Class IB....     1.50%          10,398    12.898696         134,116
Putnam Capital
 Opportunities -- Class IB....     1.55%             173    12.894401           2,230
Putnam Capital
 Opportunities -- Class IB....     1.65%           6,595    12.885793          84,981
Putnam Capital
 Opportunities -- Class IB....     1.70%          15,493    12.881496         199,578
Putnam Capital
 Opportunities -- Class IB....     1.75%           8,199    12.877206         105,583
Putnam Capital
 Opportunities -- Class IB....     1.85%             729    12.868615           9,386
Putnam Capital
 Opportunities -- Class IB....     2.00%             725    12.855745           9,318
Putnam Capital
 Opportunities -- Class IB....     2.05%          14,318    12.851465         184,010
Putnam Capital
 Opportunities -- Class IB....     2.20%             127    12.838608           1,628
Putnam Capital
 Opportunities -- Class IB....     2.35%             817    12.825763          10,477
Putnam Discovery Growth --
 Class IA.....................     0.95%           8,997     4.963500          44,654
Putnam Discovery Growth --
 Class IA.....................     1.10%             929     4.939944           4,591
Putnam Discovery Growth --
 Class IA.....................     1.15%           2,887     4.934523          14,244
Putnam Discovery Growth --
 Class IA.....................     1.40%       2,254,092     4.893176      11,029,666
Putnam Discovery Growth --
 Class IA.....................     1.55%          40,718     4.869966         198,297
Putnam Discovery Growth --
 Class IA.....................     1.60%          11,730     4.864619          57,060
Putnam Discovery Growth --
 Class IA.....................     1.75%          14,636     4.841531          70,861
Putnam Discovery Growth --
 Class IB.....................     1.30%           3,509     4.856968          17,042
Putnam Discovery Growth --
 Class IB.....................     1.35%           3,359     4.855349          16,307
Putnam Discovery Growth --
 Class IB.....................     1.40%          12,730     4.850084          61,740
Putnam Discovery Growth --
 Class IB.....................     1.50%          37,076     4.835823         179,293
Putnam Discovery Growth --
 Class IB.....................     1.55%             680     4.839783           3,293
Putnam Discovery Growth --
 Class IB.....................     1.65%         105,859     4.812859         509,483
Putnam Discovery Growth --
 Class IB.....................     1.70%         123,026     4.805239         591,169
Putnam Discovery Growth --
 Class IB.....................     1.75%         183,482     4.826071         885,497
Putnam Discovery Growth --
 Class IB.....................     1.80%           8,780     4.790039          42,057
Putnam Discovery Growth --
 Class IB.....................     1.85%          11,113     4.782436          53,147
Putnam Discovery Growth --
 Class IB.....................     1.90%           6,576     4.777197          31,414

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Discovery Growth --
 Class IB.....................     2.00%          26,876   $ 4.762079  $      127,985
Putnam Discovery Growth --
 Class IB.....................     2.05%          43,313     4.754547         205,935
Putnam Discovery Growth --
 Class IB.....................     2.10%             623     4.802159           2,991
Putnam Discovery Growth --
 Class IB.....................     2.15%             205     4.751956             973
Putnam Discovery Growth --
 Class IB.....................     2.20%           1,316     4.758740           6,261
Putnam Discovery Growth --
 Class IB.....................     2.25%           3,323     4.741066          15,756
Putnam Discovery Growth --
 Class IB.....................     2.35%           1,386     4.738493           6,568
Putnam Diversified Income --
 Class IA.....................     0.95%          29,427    13.094370         385,321
Putnam Diversified Income --
 Class IA.....................     1.10%           2,994    13.011868          38,953
Putnam Diversified Income --
 Class IA.....................     1.15%           5,547    13.018105          72,204
Putnam Diversified Income --
 Class IA.....................     1.30%           1,316    12.936130          17,028
Putnam Diversified Income --
 Class IA.....................     1.40%      13,433,161    15.727311     211,267,500
Putnam Diversified Income --
 Class IA.....................     1.55%         138,326    15.617718       2,160,342
Putnam Diversified Income --
 Class IA.....................     1.60%           7,013    15.635748         109,660
Putnam Diversified Income --
 Class IA.....................     1.75%          31,823    15.526788         494,105
Putnam Diversified Income --
 Class IA.....................     1.90%           4,423    15.493789          68,526
Putnam Diversified Income --
 Class IB.....................     0.95%           8,726    15.643739         136,502
Putnam Diversified Income --
 Class IB.....................     1.10%           2,512    15.610501          39,220
Putnam Diversified Income --
 Class IB.....................     1.15%              79    15.599436           1,225
Putnam Diversified Income --
 Class IB.....................     1.25%             705    15.571516          10,977
Putnam Diversified Income --
 Class IB.....................     1.30%          32,870    15.566290         511,668
Putnam Diversified Income --
 Class IB.....................     1.35%          11,442    15.561073         178,052
Putnam Diversified Income --
 Class IB.....................     1.40%          41,961    15.544217         652,248
Putnam Diversified Income --
 Class IB.....................     1.45%             399    15.533199           6,196
Putnam Diversified Income --
 Class IB.....................     1.50%         256,500    11.761667       3,016,867
Putnam Diversified Income --
 Class IB.....................     1.55%           5,637    15.511180          87,439
Putnam Diversified Income --
 Class IB.....................     1.60%           3,671    15.500198          56,905
Putnam Diversified Income --
 Class IB.....................     1.65%           3,213    11.686970          37,554
Putnam Diversified Income --
 Class IB.....................     1.65%         120,065    12.248913       1,470,665
Putnam Diversified Income --
 Class IB.....................     1.70%          82,487    12.517013       1,032,487
Putnam Diversified Income --
 Class IB.....................     1.70%         147,159    12.244806       1,801,928
Putnam Diversified Income --
 Class IB.....................     1.75%         159,839    15.467253       2,472,276
Putnam Diversified Income --
 Class IB.....................     1.80%          20,828    12.178924         253,666
Putnam Diversified Income --
 Class IB.....................     1.85%           1,605    12.177592          19,541
Putnam Diversified Income --
 Class IB.....................     1.85%           4,549    12.456957          56,663
Putnam Diversified Income --
 Class IB.....................     1.90%           5,054    12.444142          62,895
Putnam Diversified Income --
 Class IB.....................     1.90%          35,975    15.434380         555,245
Putnam Diversified Income --
 Class IB.....................     1.95%           4,336    15.423434          66,869
Putnam Diversified Income --
 Class IB.....................     2.00%           3,474    12.430483          43,182
Putnam Diversified Income --
 Class IB.....................     2.00%          89,699    12.108017       1,086,081
Putnam Diversified Income --
 Class IB.....................     2.05%         211,872    12.384441       2,623,914
Putnam Diversified Income --
 Class IB.....................     2.10%           2,886    15.390656          44,409
Putnam Diversified Income --
 Class IB.....................     2.20%           1,606    12.073716          19,387
Putnam Diversified Income --
 Class IB.....................     2.20%          20,816    12.395283         258,024
Putnam Diversified Income --
 Class IB.....................     2.25%           1,463    12.349348          18,065
Putnam Diversified Income --
 Class IB.....................     2.30%             185    12.345205           2,288
Putnam Diversified Income --
 Class IB.....................     2.30%           2,879    12.052100          34,702
Putnam Diversified Income --
 Class IB.....................     2.35%           1,672    12.048058          20,144

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Diversified Income --
 Class IB.....................     2.35%           4,785   $12.327239  $       58,981
Putnam Equity Income --
 Class IA.....................     0.95%          12,297    12.104011         148,837
Putnam Equity Income --
 Class IA.....................     1.10%           2,349    12.091897          28,407
Putnam Equity Income --
 Class IA.....................     1.15%             805    12.087868           9,734
Putnam Equity Income --
 Class IA.....................     1.40%       2,035,514    12.067710      24,563,989
Putnam Equity Income --
 Class IA.....................     1.55%          25,368    12.055633         305,829
Putnam Equity Income --
 Class IA.....................     1.75%           5,728    12.039545          68,957
Putnam Equity Income --
 Class IA.....................     1.95%           6,347    12.023481          76,312
Putnam Equity Income --
 Class IB.....................     0.95%          34,463    12.073797         416,093
Putnam Equity Income --
 Class IB.....................     1.10%             438    12.061713           5,288
Putnam Equity Income --
 Class IB.....................     1.25%           9,818    12.049638         118,305
Putnam Equity Income --
 Class IB.....................     1.30%          92,739    12.045621       1,117,101
Putnam Equity Income --
 Class IB.....................     1.35%          15,063    12.041597         181,382
Putnam Equity Income --
 Class IB.....................     1.40%          12,266    12.037575         147,657
Putnam Equity Income --
 Class IB.....................     1.50%          27,902    12.029548         335,642
Putnam Equity Income --
 Class IB.....................     1.55%           4,539    12.025535          54,585
Putnam Equity Income --
 Class IB.....................     1.60%           8,839    12.021520         106,261
Putnam Equity Income --
 Class IB.....................     1.65%          28,942    12.017506         347,805
Putnam Equity Income --
 Class IB.....................     1.70%         155,358    12.013492       1,866,396
Putnam Equity Income --
 Class IB.....................     1.75%          47,772    12.009490         573,717
Putnam Equity Income --
 Class IB.....................     1.80%             623    12.005488           7,484
Putnam Equity Income --
 Class IB.....................     1.85%           4,410    12.001471          52,929
Putnam Equity Income --
 Class IB.....................     1.90%           3,190    11.997466          38,274
Putnam Equity Income --
 Class IB.....................     1.95%           8,387    11.993465         100,584
Putnam Equity Income --
 Class IB.....................     2.00%          31,313    11.989458         375,422
Putnam Equity Income --
 Class IB.....................     2.05%          31,901    11.985461         382,346
Putnam Equity Income --
 Class IB.....................     2.20%             381    11.973464           4,559
Putnam Equity Income --
 Class IB.....................     2.25%           4,214    11.969474          50,433
Putnam Equity Income --
 Class IB.....................     2.30%             270    11.965477           3,233
Putnam Equity Income --
 Class IB.....................     2.35%             903    11.961480          10,799
Putnam Global Asset
 Allocation -- Class IA.......     0.95%          25,469     9.916018         252,550
Putnam Global Asset
 Allocation -- Class IA.......     1.40%       7,571,129    29.406177     222,637,966
Putnam Global Asset
 Allocation -- Class IA.......     1.55%          42,774    29.201244       1,249,061
Putnam Global Asset
 Allocation -- Class IA.......     1.60%          14,964    29.234824         437,456
Putnam Global Asset
 Allocation -- Class IA.......     1.75%           8,556    29.031081         248,392
Putnam Global Asset
 Allocation -- Class IA.......     1.90%             216    28.969341           6,257
Putnam Global Asset
 Allocation -- Class IB.......     0.95%           1,212    29.302893          35,526
Putnam Global Asset
 Allocation -- Class IB.......     1.10%             217    29.240616           6,358
Putnam Global Asset
 Allocation -- Class IB.......     1.25%             450    29.167532          13,125
Putnam Global Asset
 Allocation -- Class IB.......     1.30%           5,002    29.157747         145,838
Putnam Global Asset
 Allocation -- Class IB.......     1.35%           4,414    29.147972         128,662
Putnam Global Asset
 Allocation -- Class IB.......     1.40%           6,613    29.116396         192,556
Putnam Global Asset
 Allocation -- Class IB.......     1.50%         118,459     9.801745       1,161,100
Putnam Global Asset
 Allocation -- Class IB.......     1.55%          11,937    29.054517         346,810
Putnam Global Asset
 Allocation -- Class IB.......     1.60%             555    29.033902          16,107
Putnam Global Asset
 Allocation -- Class IB.......     1.65%          10,563     8.867856          93,667
Putnam Global Asset
 Allocation -- Class IB.......     1.70%          34,094     9.265541         315,898
Putnam Global Asset
 Allocation -- Class IB.......     1.70%          50,618     8.864885         448,721

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Global Asset
 Allocation -- Class IB.......     1.75%          18,927   $28.972185  $      548,359
Putnam Global Asset
 Allocation -- Class IB.......     1.80%             337     8.817177           2,969
Putnam Global Asset
 Allocation -- Class IB.......     1.90%           1,267    28.910584          36,636
Putnam Global Asset
 Allocation -- Class IB.......     1.90%           1,467     9.211522          13,511
Putnam Global Asset
 Allocation -- Class IB.......     2.00%             394     9.201421           3,625
Putnam Global Asset
 Allocation -- Class IB.......     2.00%           3,923     8.765794          34,386
Putnam Global Asset
 Allocation -- Class IB.......     2.05%          58,177     9.167292         533,328
Putnam Global Asset
 Allocation -- Class IB.......     2.15%           2,041     8.747169          17,849
Putnam Global Asset
 Allocation -- Class IB.......     2.20%           5,855     9.175350          53,720
Putnam Global Asset
 Allocation -- Class IB.......     2.25%           3,414     9.141317          31,207
Putnam Global Asset
 Allocation -- Class IB.......     2.35%           2,463     9.124940          22,472
Putnam Global Equity --
 Class IA.....................     0.95%          88,624     6.934505         614,563
Putnam Global Equity --
 Class IA.....................     1.10%             146     6.890784           1,006
Putnam Global Equity --
 Class IA.....................     1.15%           3,077     6.894082          21,215
Putnam Global Equity --
 Class IA.....................     1.30%           3,338     6.850600          22,866
Putnam Global Equity --
 Class IA.....................     1.40%      18,820,453    19.146420     360,344,302
Putnam Global Equity --
 Class IA.....................     1.55%         111,799    19.012837       2,125,623
Putnam Global Equity --
 Class IA.....................     1.60%          19,489    19.034790         370,962
Putnam Global Equity --
 Class IA.....................     1.75%           8,604    18.901995         162,641
Putnam Global Equity --
 Class IA.....................     1.90%             496    18.861807           9,356
Putnam Global Equity --
 Class IA.....................     1.95%           1,093    18.848422          20,593
Putnam Global Equity --
 Class IB.....................     0.95%             571    19.068494          10,885
Putnam Global Equity --
 Class IB.....................     1.25%             553    18.980404          10,499
Putnam Global Equity --
 Class IB.....................     1.30%           2,893    18.974036          54,886
Putnam Global Equity --
 Class IB.....................     1.35%           1,478    18.967675          28,027
Putnam Global Equity --
 Class IB.....................     1.40%           5,975    18.947134         113,215
Putnam Global Equity --
 Class IB.....................     1.50%         296,271     7.876468       2,333,565
Putnam Global Equity --
 Class IB.....................     1.55%             754    18.906855          14,246
Putnam Global Equity --
 Class IB.....................     1.65%           6,123     7.826388          47,920
Putnam Global Equity --
 Class IB.....................     1.65%         153,007     4.390187         671,730
Putnam Global Equity --
 Class IB.....................     1.70%          17,285     4.388723          75,861
Putnam Global Equity --
 Class IB.....................     1.70%          37,743     5.911818         223,132
Putnam Global Equity --
 Class IB.....................     1.75%           9,613    18.853289         181,227
Putnam Global Equity --
 Class IB.....................     1.80%          10,295     4.365061          44,940
Putnam Global Equity --
 Class IB.....................     1.85%           6,639     5.883414          39,060
Putnam Global Equity --
 Class IB.....................     1.90%             261    18.813195           4,905
Putnam Global Equity --
 Class IB.....................     1.90%           1,972     5.877330          11,591
Putnam Global Equity --
 Class IB.....................     2.00%           8,797     4.339614          38,177
Putnam Global Equity --
 Class IB.....................     2.05%          59,202     5.849083         346,278
Putnam Global Equity --
 Class IB.....................     2.20%          12,626     5.854251          73,915
Putnam Global Equity --
 Class IB.....................     2.25%           9,499     5.832511          55,401
Putnam Global Equity --
 Class IB.....................     2.35%             552     4.318105           2,383
Putnam Global Equity --
 Class IB.....................     2.35%           2,046     5.822057          11,914
Putnam Growth and Income --
 Class IA.....................     0.95%         681,527    10.442364       7,116,754
Putnam Growth and Income --
 Class IA.....................     1.10%          52,439    10.376560         544,140
Putnam Growth and Income --
 Class IA.....................     1.15%          26,143    10.381499         271,407
Putnam Growth and Income --
 Class IA.....................     1.30%           8,315    10.316091          85,780
Putnam Growth and Income --
 Class IA.....................     1.40%      55,276,013    45.405261   2,509,821,805

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Growth and Income --
 Class IA.....................     1.55%         457,983   $45.088729  $   20,649,848
Putnam Growth and Income --
 Class IA.....................     1.60%          45,001    45.140668       2,031,368
Putnam Growth and Income --
 Class IA.....................     1.75%          48,752    44.825975       2,185,343
Putnam Growth and Income --
 Class IA.....................     1.90%           1,126    44.730685          50,376
Putnam Growth and Income --
 Class IA.....................     2.10%             159    44.603942           7,094
Putnam Growth and Income --
 Class IB.....................     0.95%          29,794    45.172626       1,345,856
Putnam Growth and Income --
 Class IB.....................     1.10%           2,417    45.076588         108,933
Putnam Growth and Income --
 Class IB.....................     1.15%           1,140    45.044620          51,361
Putnam Growth and Income --
 Class IB.....................     1.25%           6,579    44.963925         295,836
Putnam Growth and Income --
 Class IB.....................     1.30%          52,290    44.948873       2,350,384
Putnam Growth and Income --
 Class IB.....................     1.35%          24,482    44.933814       1,100,065
Putnam Growth and Income --
 Class IB.....................     1.40%          62,880    44.885152       2,822,358
Putnam Growth and Income --
 Class IB.....................     1.45%           1,042    44.853318          46,715
Putnam Growth and Income --
 Class IB.....................     1.50%             963    44.821503          43,180
Putnam Growth and Income --
 Class IB.....................     1.50%       1,943,012    10.249560      19,915,013
Putnam Growth and Income --
 Class IB.....................     1.55%           8,016    44.789720         359,048
Putnam Growth and Income --
 Class IB.....................     1.60%           6,519    44.757968         291,756
Putnam Growth and Income --
 Class IB.....................     1.65%          41,254    10.184421         420,150
Putnam Growth and Income --
 Class IB.....................     1.65%         502,757    10.992462       5,526,532
Putnam Growth and Income --
 Class IB.....................     1.70%         229,779    10.988783       2,524,986
Putnam Growth and Income --
 Class IB.....................     1.70%         321,371     9.785270       3,144,705
Putnam Growth and Income --
 Class IB.....................     1.75%         102,646    44.662796       4,584,461
Putnam Growth and Income --
 Class IB.....................     1.80%         103,764    10.929654       1,134,100
Putnam Growth and Income --
 Class IB.....................     1.85%          42,396    10.928404         463,315
Putnam Growth and Income --
 Class IB.....................     1.85%          51,109     9.738266         497,712
Putnam Growth and Income --
 Class IB.....................     1.90%          15,134     9.728222         147,227
Putnam Growth and Income --
 Class IB.....................     1.90%          19,407    44.567855         864,940
Putnam Growth and Income --
 Class IB.....................     1.95%           5,525    10.674399          58,980
Putnam Growth and Income --
 Class IB.....................     1.95%           6,999    44.536255         311,712
Putnam Growth and Income --
 Class IB.....................     2.00%          42,994     9.717569         417,792
Putnam Growth and Income --
 Class IB.....................     2.00%         208,275    10.865969       2,263,110
Putnam Growth and Income --
 Class IB.....................     2.05%         450,986     9.681505       4,366,226
Putnam Growth and Income --
 Class IB.....................     2.10%           3,862    44.441584         171,635
Putnam Growth and Income --
 Class IB.....................     2.15%           8,936    10.842866          96,888
Putnam Growth and Income --
 Class IB.....................     2.20%           3,779    10.835196          40,950
Putnam Growth and Income --
 Class IB.....................     2.20%          21,724     9.690042         210,508
Putnam Growth and Income --
 Class IB.....................     2.25%          11,158     9.654078         107,716
Putnam Growth and Income --
 Class IB.....................     2.30%           3,459    10.815781          37,407
Putnam Growth and Income --
 Class IB.....................     2.35%           6,234    10.812159          67,402
Putnam Growth and Income --
 Class IB.....................     2.35%          18,926     9.636781         182,384
Putnam Growth and Income --
 Class IB.....................     2.40%           4,027     9.633561          38,797
Putnam Growth
 Opportunities -- Class IA....     0.95%          43,158     4.460696         192,515
Putnam Growth
 Opportunities -- Class IA....     1.10%           1,003     4.434539           4,446
Putnam Growth
 Opportunities -- Class IA....     1.15%             740     4.434677           3,281
Putnam Growth
 Opportunities -- Class IA....     1.40%       4,703,245     4.382667      20,612,757
Putnam Growth
 Opportunities -- Class IA....     1.55%          48,340     4.356964         210,617
Putnam Growth
 Opportunities -- Class IA....     1.60%          40,842     4.357098         177,952
Putnam Growth
 Opportunities -- Class IA....     1.75%          16,671     4.331553          72,211

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Growth
 Opportunities -- Class IA....     1.90%           3,392   $ 4.322336  $       14,663
Putnam Growth
 Opportunities -- Class IA....     1.95%          16,989     4.319265          73,379
Putnam Growth
 Opportunities -- Class IB....     0.95%           1,526     4.365353           6,663
Putnam Growth
 Opportunities -- Class IB....     1.30%           7,339     4.343727          31,880
Putnam Growth
 Opportunities -- Class IB....     1.35%           9,359     4.342277          40,640
Putnam Growth
 Opportunities -- Class IB....     1.40%          28,178     4.337568         122,224
Putnam Growth
 Opportunities -- Class IB....     1.50%         146,801     4.327803         635,325
Putnam Growth
 Opportunities -- Class IB....     1.55%          25,465     4.328353         110,223
Putnam Growth
 Opportunities -- Class IB....     1.60%             140     4.325272             605
Putnam Growth
 Opportunities -- Class IB....     1.65%             632     4.302397           2,718
Putnam Growth
 Opportunities -- Class IB....     1.65%         133,385     3.903244         520,634
Putnam Growth
 Opportunities -- Class IB....     1.70%          38,764     3.901938         151,253
Putnam Growth
 Opportunities -- Class IB....     1.70%          75,820     4.457406         337,962
Putnam Growth
 Opportunities -- Class IB....     1.75%          46,536     4.316092         200,852
Putnam Growth
 Opportunities -- Class IB....     1.80%          16,305     3.880931          63,277
Putnam Growth
 Opportunities -- Class IB....     1.85%           4,535     3.880496          17,599
Putnam Growth
 Opportunities -- Class IB....     1.85%          31,872     4.435969         141,381
Putnam Growth
 Opportunities -- Class IB....     1.90%           4,633     4.431419          20,531
Putnam Growth
 Opportunities -- Class IB....     1.90%          40,883     4.306916         176,078
Putnam Growth
 Opportunities -- Class IB....     1.95%             364     4.303866           1,564
Putnam Growth
 Opportunities -- Class IB....     2.00%           2,979     4.426532          13,185
Putnam Growth
 Opportunities -- Class IB....     2.00%          51,189     3.858278         197,503
Putnam Growth
 Opportunities -- Class IB....     2.05%         147,992     4.410106         652,660
Putnam Growth
 Opportunities -- Class IB....     2.10%           4,402     4.294705          18,906
Putnam Growth
 Opportunities -- Class IB....     2.20%           1,688     4.414005           7,452
Putnam Growth
 Opportunities -- Class IB....     2.35%             866     4.389729           3,801
Putnam Growth
 Opportunities -- Class IB....     2.35%          17,053     3.839165          65,470
Putnam Growth
 Opportunities -- Class IB....     2.40%           5,293     4.388262          23,225
Putnam Health Sciences --
 Class IA.....................     0.95%          72,544    11.059717         802,313
Putnam Health Sciences --
 Class IA.....................     1.10%           2,030    10.990042          22,314
Putnam Health Sciences --
 Class IA.....................     1.15%           2,267    10.995281          24,924
Putnam Health Sciences --
 Class IA.....................     1.30%             165    10.925986           1,798
Putnam Health Sciences --
 Class IA.....................     1.40%      10,216,678    10.313571     105,370,435
Putnam Health Sciences --
 Class IA.....................     1.55%         176,401    10.241660       1,806,639
Putnam Health Sciences --
 Class IA.....................     1.60%          24,297    10.253462         249,130
Putnam Health Sciences --
 Class IA.....................     1.75%          28,825    10.181993         293,491
Putnam Health Sciences --
 Class IA.....................     1.90%           2,414    10.160329          24,531
Putnam Health Sciences --
 Class IB.....................     0.95%           3,176    10.260958          32,587
Putnam Health Sciences --
 Class IB.....................     1.25%             789    10.213532           8,057
Putnam Health Sciences --
 Class IB.....................     1.30%          11,618    10.210102         118,619
Putnam Health Sciences --
 Class IB.....................     1.35%           4,608    10.206684          47,033
Putnam Health Sciences --
 Class IB.....................     1.40%          15,832    10.195629         161,420
Putnam Health Sciences --
 Class IB.....................     1.50%         363,239    10.105923       3,670,864
Putnam Health Sciences --
 Class IB.....................     1.55%           2,132    10.173953          21,690
Putnam Health Sciences --
 Class IB.....................     1.60%           2,074    10.166729          21,081
Putnam Health Sciences --
 Class IB.....................     1.65%           2,345    10.041703          23,544
Putnam Health Sciences --
 Class IB.....................     1.65%          97,586     8.093387         789,803
Putnam Health Sciences --
 Class IB.....................     1.70%          13,713     7.388903         101,321

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Health Sciences --
 Class IB.....................     1.70%          21,370   $ 8.090679  $      172,900
Putnam Health Sciences --
 Class IB.....................     1.75%          19,584    10.145113         198,685
Putnam Health Sciences --
 Class IB.....................     1.80%          15,203     8.047137         122,341
Putnam Health Sciences --
 Class IB.....................     1.85%           4,685     7.353420          34,452
Putnam Health Sciences --
 Class IB.....................     1.85%          13,598     8.046241         109,416
Putnam Health Sciences --
 Class IB.....................     1.90%              18     7.345847             131
Putnam Health Sciences --
 Class IB.....................     1.90%          10,057    10.123535         101,813
Putnam Health Sciences --
 Class IB.....................     2.00%           1,900     7.337778          13,940
Putnam Health Sciences --
 Class IB.....................     2.00%          26,533     8.000257         212,274
Putnam Health Sciences --
 Class IB.....................     2.05%          38,847     7.310563         283,995
Putnam Health Sciences --
 Class IB.....................     2.10%           5,560    10.094832          56,124
Putnam Health Sciences --
 Class IB.....................     2.15%           1,886     7.983222          15,057
Putnam Health Sciences --
 Class IB.....................     2.20%             514     7.316976           3,764
Putnam Health Sciences --
 Class IB.....................     2.35%           1,834     7.276779          13,345
Putnam Health Sciences --
 Class IB.....................     2.35%          18,785     7.960601         149,536
Putnam High Yield --
 Class IA.....................     0.95%          70,233    11.959535         839,949
Putnam High Yield --
 Class IA.....................     1.10%           4,984    11.884187          59,229
Putnam High Yield --
 Class IA.....................     1.15%           2,454    11.889904          29,178
Putnam High Yield --
 Class IA.....................     1.30%             573    11.814995           6,767
Putnam High Yield --
 Class IA.....................     1.40%      10,916,430    28.135541     307,139,651
Putnam High Yield --
 Class IA.....................     1.55%         121,733    27.939552       3,401,160
Putnam High Yield --
 Class IA.....................     1.60%           5,689    27.971692         159,133
Putnam High Yield --
 Class IA.....................     1.75%          12,651    27.776863         351,391
Putnam High Yield --
 Class IA.....................     1.90%           1,065    27.717835          29,530
Putnam High Yield --
 Class IA.....................     1.95%           2,758    27.698190          76,394
Putnam High Yield --
 Class IB.....................     0.95%           7,677    28.028251         215,179
Putnam High Yield --
 Class IB.....................     1.15%             250    27.948883           6,993
Putnam High Yield --
 Class IB.....................     1.25%           1,649    27.898848          46,012
Putnam High Yield --
 Class IB.....................     1.30%          17,891    27.889491         498,974
Putnam High Yield --
 Class IB.....................     1.35%          21,563    27.880145         601,191
Putnam High Yield --
 Class IB.....................     1.40%          28,825    27.849966         802,764
Putnam High Yield --
 Class IB.....................     1.45%             177    27.830234           4,919
Putnam High Yield --
 Class IB.....................     1.50%         563,293    10.402400       5,859,594
Putnam High Yield --
 Class IB.....................     1.55%           3,062    27.790781          85,107
Putnam High Yield --
 Class IB.....................     1.60%           4,766    27.771101         132,357
Putnam High Yield --
 Class IB.....................     1.65%          19,786    10.336279         204,514
Putnam High Yield --
 Class IB.....................     1.65%         105,683    11.055518       1,168,384
Putnam High Yield --
 Class IB.....................     1.70%          98,717    11.778338       1,162,722
Putnam High Yield --
 Class IB.....................     1.70%         174,107    11.051813       1,924,194
Putnam High Yield --
 Class IB.....................     1.75%         104,194    27.712083       2,887,431
Putnam High Yield --
 Class IB.....................     1.80%          65,627    10.992374         721,392
Putnam High Yield --
 Class IB.....................     1.85%           6,560    10.991151          72,100
Putnam High Yield --
 Class IB.....................     1.85%           8,225    11.721811          96,416
Putnam High Yield --
 Class IB.....................     1.90%           6,557    27.653191         181,312
Putnam High Yield --
 Class IB.....................     1.90%          73,155    11.709730         856,624
Putnam High Yield --
 Class IB.....................     1.95%           2,438    27.633594          67,375
Putnam High Yield --
 Class IB.....................     2.00%          10,698    11.696903         125,134
Putnam High Yield --
 Class IB.....................     2.00%         126,828    10.928329       1,386,016

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam High Yield --
 Class IB.....................     2.05%         164,875   $11.653564  $    1,921,376
Putnam High Yield --
 Class IB.....................     2.10%           2,309    27.574884          63,661
Putnam High Yield --
 Class IB.....................     2.20%           1,841    10.897378          20,059
Putnam High Yield --
 Class IB.....................     2.20%           4,417    11.663777          51,521
Putnam High Yield --
 Class IB.....................     2.35%             991    11.599744          11,500
Putnam High Yield --
 Class IB.....................     2.35%           2,836    10.874236          30,834
Putnam Income -- Class IA.....     0.95%          50,032    12.739621         637,394
Putnam Income -- Class IA.....     1.10%           9,722    12.659345         123,080
Putnam Income -- Class IA.....     1.15%           9,724    12.665447         123,164
Putnam Income -- Class IA.....     1.30%           1,924    12.585643          24,210
Putnam Income -- Class IA.....     1.40%      12,283,043    25.569160     314,067,102
Putnam Income -- Class IA.....     1.55%         129,314    25.391006       3,283,411
Putnam Income -- Class IA.....     1.60%          23,184    25.420276         589,339
Putnam Income -- Class IA.....     1.75%          35,284    25.243156         890,666
Putnam Income -- Class IA.....     1.90%           5,459    25.189469         137,515
Putnam Income -- Class IA.....     2.10%           2,631    25.118085          66,075
Putnam Income -- Class IB.....     0.95%          21,392    25.449618         544,423
Putnam Income -- Class IB.....     1.10%             649    25.395510          16,482
Putnam Income -- Class IB.....     1.15%             925    25.377506          23,484
Putnam Income -- Class IB.....     1.25%           1,931    25.332054          48,906
Putnam Income -- Class IB.....     1.30%          60,781    25.323549       1,539,182
Putnam Income -- Class IB.....     1.35%          15,016    25.315045         380,120
Putnam Income -- Class IB.....     1.40%          48,613    25.287625       1,229,313
Putnam Income -- Class IB.....     1.45%           2,569    25.269689          64,911
Putnam Income -- Class IB.....     1.50%           4,717    25.251772         119,120
Putnam Income -- Class IB.....     1.50%         304,330    12.178408       3,706,252
Putnam Income -- Class IB.....     1.55%           4,190    25.233863         105,721
Putnam Income -- Class IB.....     1.60%           6,728    25.215966         169,646
Putnam Income -- Class IB.....     1.65%           1,248    12.101046          15,107
Putnam Income -- Class IB.....     1.65%         139,791    12.165957       1,700,691
Putnam Income -- Class IB.....     1.70%         217,821    11.783782       2,566,756
Putnam Income -- Class IB.....     1.70%         244,951    12.161855       2,979,054
Putnam Income -- Class IB.....     1.75%         161,136    25.162342       4,054,558
Putnam Income -- Class IB.....     1.80%          18,390    12.096439         222,458
Putnam Income -- Class IB.....     1.85%          13,996    11.727229         164,138
Putnam Income -- Class IB.....     1.85%          28,243    12.095092         341,597
Putnam Income -- Class IB.....     1.90%           3,485    11.715153          40,832
Putnam Income -- Class IB.....     1.90%          42,985    25.108830       1,079,302
Putnam Income -- Class IB.....     1.95%           4,074    25.091033         102,215
Putnam Income -- Class IB.....     2.00%           8,367    11.702284          97,916
Putnam Income -- Class IB.....     2.00%         105,156    12.026005       1,264,601
Putnam Income -- Class IB.....     2.05%         340,814    11.658929       3,973,531
Putnam Income -- Class IB.....     2.10%          11,086    25.037673         277,573
Putnam Income -- Class IB.....     2.15%           4,782    12.000433          57,390
Putnam Income -- Class IB.....     2.20%           1,068    11.991921          12,802
Putnam Income -- Class IB.....     2.20%          42,261    11.669137         493,145
Putnam Income -- Class IB.....     2.25%           3,442    11.625884          40,020
Putnam Income -- Class IB.....     2.30%           4,931    11.970436          59,031

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Income -- Class IB.....     2.35%           1,740   $11.966420  $       20,826
Putnam Income -- Class IB.....     2.35%           5,321    11.605056          61,754
Putnam International
 Equity -- Class IA...........     0.95%          81,796     9.742092         796,863
Putnam International
 Equity -- Class IA...........     1.10%          14,786     9.680654         143,140
Putnam International
 Equity -- Class IA...........     1.15%             664     9.685299           6,430
Putnam International
 Equity -- Class IA...........     1.40%             503     8.190278           4,121
Putnam International
 Equity -- Class IA...........     1.40%      13,172,983    15.333205     201,984,046
Putnam International
 Equity -- Class IA...........     1.55%         182,741    15.226308       2,782,463
Putnam International
 Equity -- Class IA...........     1.60%          15,110    15.243820         230,331
Putnam International
 Equity -- Class IA...........     1.75%          20,472    15.137529         309,894
Putnam International
 Equity -- Class IA...........     1.90%           1,123    15.105345          16,969
Putnam International
 Equity -- Class IB...........     0.95%          20,650    15.264485         315,213
Putnam International
 Equity -- Class IB...........     1.10%           1,131    15.232041          17,226
Putnam International
 Equity -- Class IB...........     1.15%           1,251    15.221212          19,043
Putnam International
 Equity -- Class IB...........     1.25%           5,136    15.193940          78,043
Putnam International
 Equity -- Class IB...........     1.30%          28,318    15.188847         430,112
Putnam International
 Equity -- Class IB...........     1.35%          11,851    15.183750         179,941
Putnam International
 Equity -- Class IB...........     1.40%          39,852    15.167304         604,446
Putnam International
 Equity -- Class IB...........     1.45%           1,777    15.156551          26,926
Putnam International
 Equity -- Class IB...........     1.50%           4,719    15.145799          71,477
Putnam International
 Equity -- Class IB...........     1.50%         410,901    10.727779       4,408,050
Putnam International
 Equity -- Class IB...........     1.55%             605    15.135048           9,160
Putnam International
 Equity -- Class IB...........     1.60%           1,193    15.124314          18,047
Putnam International
 Equity -- Class IB...........     1.65%           9,993    10.659586         106,522
Putnam International
 Equity -- Class IB...........     1.65%         180,317     6.584444       1,187,285
Putnam International
 Equity -- Class IB...........     1.70%         101,345     8.234103         834,481
Putnam International
 Equity -- Class IB...........     1.70%         224,428     6.582237       1,477,238
Putnam International
 Equity -- Class IB...........     1.75%         113,830    15.092143       1,717,937
Putnam International
 Equity -- Class IB...........     1.80%          42,782     6.546803         280,083
Putnam International
 Equity -- Class IB...........     1.85%           8,688     8.194548          71,190
Putnam International
 Equity -- Class IB...........     1.85%          10,803     6.546073          70,715
Putnam International
 Equity -- Class IB...........     1.90%          10,748     8.186091          87,985
Putnam International
 Equity -- Class IB...........     1.90%          32,655    15.060049         491,784
Putnam International
 Equity -- Class IB...........     1.95%             184    15.049354           2,767
Putnam International
 Equity -- Class IB...........     2.00%             547     8.177104           4,473
Putnam International
 Equity -- Class IB...........     2.00%          86,654     6.508621         564,001
Putnam International
 Equity -- Class IB...........     2.05%         325,436     8.146765       2,651,249
Putnam International
 Equity -- Class IB...........     2.10%             891    15.017358          13,375
Putnam International
 Equity -- Class IB...........     2.20%           1,866     6.490174          12,110
Putnam International
 Equity -- Class IB...........     2.20%          13,079     8.153919         106,641
Putnam International
 Equity -- Class IB...........     2.25%             951     8.123659           7,722
Putnam International
 Equity -- Class IB...........     2.35%           4,206     8.109110          34,105
Putnam International Growth
 and Income -- Class IA.......     0.95%         114,754     9.895941       1,135,603
Putnam International Growth
 and Income -- Class IA.......     1.10%           4,920     9.833590          48,377
Putnam International Growth
 and Income -- Class IA.......     1.15%           1,210     9.838266          11,907
Putnam International Growth
 and Income -- Class IA.......     1.30%             435     9.776246           4,250
Putnam International Growth
 and Income -- Class IA.......     1.40%       9,253,714    14.417797     133,418,172
Putnam International Growth
 and Income -- Class IA.......     1.55%          73,837    14.317279       1,057,138

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam International Growth
 and Income -- Class IA.......     1.60%           6,900   $14.333787  $       98,904
Putnam International Growth
 and Income -- Class IA.......     1.75%          17,704    14.233843         251,996
Putnam International Growth
 and Income -- Class IA.......     1.90%           1,389    14.203579          19,735
Putnam International Growth
 and Income -- Class IA.......     1.95%           1,815    14.193494          25,758
Putnam International Growth
 and Income -- Class IA.......     2.10%             539    14.163323           7,629
Putnam International Growth
 and Income -- Class IB.......     0.95%           3,110    14.356243          44,644
Putnam International Growth
 and Income -- Class IB.......     1.10%           2,090    14.325740          29,946
Putnam International Growth
 and Income -- Class IB.......     1.25%           1,135    14.289915          16,215
Putnam International Growth
 and Income -- Class IB.......     1.30%           2,566    14.285127          36,653
Putnam International Growth
 and Income -- Class IB.......     1.35%           6,817    14.280349          97,353
Putnam International Growth
 and Income -- Class IB.......     1.40%           6,770    14.264877          96,572
Putnam International Growth
 and Income -- Class IB.......     1.50%         134,676    10.479350       1,411,313
Putnam International Growth
 and Income -- Class IB.......     1.55%             100    14.234551           1,430
Putnam International Growth
 and Income -- Class IB.......     1.60%             917    14.224447          13,040
Putnam International Growth
 and Income -- Class IB.......     1.65%           1,516    10.412726          15,790
Putnam International Growth
 and Income -- Class IB.......     1.65%          48,038     9.304099         446,954
Putnam International Growth
 and Income -- Class IB.......     1.70%           9,021     9.688878          87,407
Putnam International Growth
 and Income -- Class IB.......     1.70%          26,391     9.300969         245,459
Putnam International Growth
 and Income -- Class IB.......     1.75%          23,013    14.194226         326,653
Putnam International Growth
 and Income -- Class IB.......     1.80%           2,434     9.250897          22,515
Putnam International Growth
 and Income -- Class IB.......     1.85%           2,103     9.249865          19,448
Putnam International Growth
 and Income -- Class IB.......     1.85%           4,691     9.642336          45,230
Putnam International Growth
 and Income -- Class IB.......     1.90%             825    14.164041          11,686
Putnam International Growth
 and Income -- Class IB.......     1.90%           5,746     9.632376          55,349
Putnam International Growth
 and Income -- Class IB.......     2.00%             607     9.621825           5,842
Putnam International Growth
 and Income -- Class IB.......     2.00%          15,445     9.196988         142,050
Putnam International Growth
 and Income -- Class IB.......     2.05%          84,067     9.586117         805,872
Putnam International Growth
 and Income -- Class IB.......     2.10%             712    14.123900          10,056
Putnam International New
 Opportunities -- Class IA....     0.95%          23,639     7.406837         175,088
Putnam International New
 Opportunities -- Class IA....     1.10%             144     7.360159           1,062
Putnam International New
 Opportunities -- Class IA....     1.40%       4,800,923    10.784533      51,775,714
Putnam International New
 Opportunities -- Class IA....     1.55%          51,706    10.709372         553,734
Putnam International New
 Opportunities -- Class IA....     1.60%           3,540    10.721678          37,959
Putnam International New
 Opportunities -- Class IA....     1.75%           7,508    10.646941          79,932
Putnam International New
 Opportunities -- Class IB....     0.95%             760    10.723149           8,149
Putnam International New
 Opportunities -- Class IB....     1.30%             867    10.670025           9,255
Putnam International New
 Opportunities -- Class IB....     1.35%           3,134    10.666443          33,428
Putnam International New
 Opportunities -- Class IB....     1.40%           6,961    10.654891          74,164
Putnam International New
 Opportunities -- Class IB....     1.50%          82,937     9.024464         748,459
Putnam International New
 Opportunities -- Class IB....     1.55%              29    10.632252             307
Putnam International New
 Opportunities -- Class IB....     1.65%             548     8.967076           4,916
Putnam International New
 Opportunities -- Class IB....     1.65%          73,876     4.187341         309,345
Putnam International New
 Opportunities -- Class IB....     1.70%           3,804     6.960300          26,475
Putnam International New
 Opportunities -- Class IB....     1.70%          14,247     4.185938          59,639
Putnam International New
 Opportunities -- Class IB....     1.75%           5,987    10.602111          63,475
Putnam International New
 Opportunities -- Class IB....     1.80%           6,035     4.163391          25,124
Putnam International New
 Opportunities -- Class IB....     1.85%             951     6.926849           6,587
Putnam International New
 Opportunities -- Class IB....     1.85%           1,342     4.162950           5,585

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam International New
 Opportunities -- Class IB....     1.90%              45   $ 6.919720  $          309
Putnam International New
 Opportunities -- Class IB....     1.90%           3,511    10.579568          37,141
Putnam International New
 Opportunities -- Class IB....     1.95%             188    10.572054           1,990
Putnam International New
 Opportunities -- Class IB....     2.00%          38,177     4.139119         158,019
Putnam International New
 Opportunities -- Class IB....     2.05%          18,853     6.886470         129,830
Putnam International New
 Opportunities -- Class IB....     2.10%             466    10.549582           4,912
Putnam International New
 Opportunities -- Class IB....     2.35%           8,388     4.118621          34,548
Putnam Investors --
 Class IA.....................     0.95%         230,602     7.138334       1,646,113
Putnam Investors --
 Class IA.....................     1.10%         101,433     0.709331          71,950
Putnam Investors --
 Class IA.....................     1.15%          13,522     7.096714          95,959
Putnam Investors --
 Class IA.....................     1.40%      20,470,886     8.279549     169,489,700
Putnam Investors --
 Class IA.....................     1.55%         451,436     8.221797       3,711,611
Putnam Investors --
 Class IA.....................     1.60%          58,428     8.231255         480,932
Putnam Investors --
 Class IA.....................     1.75%          43,764     8.173866         357,717
Putnam Investors --
 Class IA.....................     1.90%           5,317     8.156491          43,370
Putnam Investors --
 Class IB.....................     0.95%          32,251     8.247327         265,984
Putnam Investors --
 Class IB.....................     1.15%             118     8.223942             966
Putnam Investors --
 Class IB.....................     1.25%           5,373     8.209221          44,105
Putnam Investors --
 Class IB.....................     1.30%          68,806     8.206473         564,658
Putnam Investors --
 Class IB.....................     1.35%          30,468     8.203716         249,947
Putnam Investors --
 Class IB.....................     1.40%          58,720     8.194829         481,200
Putnam Investors --
 Class IB.....................     1.45%           3,098     8.189017          25,365
Putnam Investors --
 Class IB.....................     1.50%           8,332     8.183219          68,181
Putnam Investors --
 Class IB.....................     1.50%         794,519     7.742366       6,151,454
Putnam Investors --
 Class IB.....................     1.55%          10,449     8.177397          85,449
Putnam Investors --
 Class IB.....................     1.60%           4,719     8.171610          38,561
Putnam Investors --
 Class IB.....................     1.65%          21,218     7.693130         163,232
Putnam Investors --
 Class IB.....................     1.65%         266,888     5.708660       1,523,572
Putnam Investors --
 Class IB.....................     1.70%         131,049     6.167449         808,236
Putnam Investors --
 Class IB.....................     1.70%         203,941     5.706740       1,163,840
Putnam Investors --
 Class IB.....................     1.75%         141,067     8.154226       1,150,287
Putnam Investors --
 Class IB.....................     1.80%          67,378     5.676011         382,439
Putnam Investors --
 Class IB.....................     1.85%          17,240     6.137782         105,817
Putnam Investors --
 Class IB.....................     1.85%          26,441     5.675403         150,061
Putnam Investors --
 Class IB.....................     1.90%          15,141     6.131476          92,835
Putnam Investors --
 Class IB.....................     1.90%          41,797     8.136895         340,100
Putnam Investors --
 Class IB.....................     1.95%           1,839     8.131126          14,952
Putnam Investors --
 Class IB.....................     2.00%           7,867     6.124731          48,181
Putnam Investors --
 Class IB.....................     2.00%         124,323     5.642930         701,544
Putnam Investors --
 Class IB.....................     2.05%         387,827     6.102004       2,366,521
Putnam Investors --
 Class IB.....................     2.10%           2,250     8.113841          18,252
Putnam Investors --
 Class IB.....................     2.20%           3,668     5.626934          20,640
Putnam Investors --
 Class IB.....................     2.20%          20,177     6.107383         123,228
Putnam Investors --
 Class IB.....................     2.25%           9,559     6.084711          58,166
Putnam Investors --
 Class IB.....................     2.35%           9,482     6.073811          57,592
Putnam Investors --
 Class IB.....................     2.35%          27,336     5.614967         153,488
Putnam Mid Cap Value --
 Class IA.....................     0.95%             228    12.845527           2,933
Putnam Mid Cap Value --
 Class IA.....................     1.40%         692,509    12.807019       8,868,971

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Mid Cap Value --
 Class IA.....................     1.55%          13,145   $12.794211  $      168,181
Putnam Mid Cap Value --
 Class IA.....................     1.75%           1,581    12.777135          20,206
Putnam Mid Cap Value --
 Class IB.....................     0.95%           1,848    12.827432          23,699
Putnam Mid Cap Value --
 Class IB.....................     1.30%           4,820    12.797520          61,680
Putnam Mid Cap Value --
 Class IB.....................     1.35%           1,385    12.793254          17,717
Putnam Mid Cap Value --
 Class IB.....................     1.40%           2,000    12.788974          25,578
Putnam Mid Cap Value --
 Class IB.....................     1.50%           8,970    12.780448         114,645
Putnam Mid Cap Value --
 Class IB.....................     1.60%              76    12.771925             976
Putnam Mid Cap Value --
 Class IB.....................     1.65%           1,698    12.767662          21,673
Putnam Mid Cap Value --
 Class IB.....................     1.70%          13,972    12.763407         178,327
Putnam Mid Cap Value --
 Class IB.....................     1.75%           7,564    12.759138          96,514
Putnam Mid Cap Value --
 Class IB.....................     1.85%           3,045    12.750632          38,824
Putnam Mid Cap Value --
 Class IB.....................     1.90%             732    12.746383           9,326
Putnam Mid Cap Value --
 Class IB.....................     1.95%           2,069    12.742132          26,359
Putnam Mid Cap Value --
 Class IB.....................     2.00%          13,911    12.737881         177,195
Putnam Mid Cap Value --
 Class IB.....................     2.05%          11,764    12.733636         149,804
Putnam Mid Cap Value --
 Class IB.....................     2.20%             125    12.720890           1,584
Putnam Money Market --
 Class IA.....................     0.95%         272,964     1.095398         299,004
Putnam Money Market --
 Class IA.....................     1.10%           4,949    10.885385          53,876
Putnam Money Market --
 Class IA.....................     1.30%           1,698    10.822006          18,376
Putnam Money Market --
 Class IA.....................     1.40%     128,493,372     1.695787     217,897,388
Putnam Money Market --
 Class IA.....................     1.55%       1,249,282     1.683984       2,103,770
Putnam Money Market --
 Class IA.....................     1.60%          40,718     1.685873          68,646
Putnam Money Market --
 Class IA.....................     1.75%         464,892     1.674147         778,298
Putnam Money Market --
 Class IB.....................     1.30%          69,259     1.678926         116,281
Putnam Money Market --
 Class IB.....................     1.35%         119,461     1.678361         200,499
Putnam Money Market --
 Class IB.....................     1.40%          79,416     1.676506         133,141
Putnam Money Market --
 Class IB.....................     1.50%       3,938,959     1.100320       4,334,114
Putnam Money Market --
 Class IB.....................     1.55%         350,449     1.672936         586,278
Putnam Money Market --
 Class IB.....................     1.65%          21,493     1.093364          23,500
Putnam Money Market --
 Class IB.....................     1.65%       1,593,342     1.039218       1,655,830
Putnam Money Market --
 Class IB.....................     1.70%         536,501     1.038933         557,389
Putnam Money Market --
 Class IB.....................     1.70%       1,245,735     1.012203       1,260,937
Putnam Money Market --
 Class IB.....................     1.75%         475,563     1.668203         793,336
Putnam Money Market --
 Class IB.....................     1.80%         284,449     1.033344         293,934
Putnam Money Market --
 Class IB.....................     1.85%           1,997     1.033241           2,063
Putnam Money Market --
 Class IB.....................     1.85%          81,078     1.007394          81,678
Putnam Money Market --
 Class IB.....................     1.90%          12,564     1.664671          20,915
Putnam Money Market --
 Class IB.....................     1.90%          15,887     1.006206          15,985
Putnam Money Market --
 Class IB.....................     1.95%             185     1.663478             308
Putnam Money Market --
 Class IB.....................     2.00%           6,151     1.005297           6,184
Putnam Money Market --
 Class IB.....................     2.00%         223,772     1.027372         229,897
Putnam Money Market --
 Class IB.....................     2.05%         313,310     1.001362         313,737
Putnam Money Market --
 Class IB.....................     2.20%          13,391     1.002318          13,423
Putnam Money Market --
 Class IB.....................     2.35%             824     0.996834             821
Putnam Money Market --
 Class IB.....................     2.40%         257,889     0.996495         256,985
Putnam New Opportunities --
 Class IA.....................     0.95%         119,402     6.725359         803,021
Putnam New Opportunities --
 Class IA.....................     1.10%           8,882     6.682897          59,357

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam New Opportunities --
 Class IA.....................     1.15%           4,197   $ 6.686130  $       28,064
Putnam New Opportunities --
 Class IA.....................     1.30%           2,189     6.643926          14,546
Putnam New Opportunities --
 Class IA.....................     1.40%      31,643,964    18.745876     593,193,817
Putnam New Opportunities --
 Class IA.....................     1.55%         177,243    18.615049       3,299,377
Putnam New Opportunities --
 Class IA.....................     1.60%          12,570    18.636499         234,260
Putnam New Opportunities --
 Class IA.....................     1.75%          20,897    18.506424         386,726
Putnam New Opportunities --
 Class IA.....................     1.90%           1,337    18.467095          24,689
Putnam New Opportunities --
 Class IA.....................     2.10%             342    18.414761           6,305
Putnam New Opportunities --
 Class IB.....................     0.95%          10,825    18.642383         201,808
Putnam New Opportunities --
 Class IB.....................     1.15%              16    18.589555             292
Putnam New Opportunities --
 Class IB.....................     1.25%           3,098    18.556264          57,488
Putnam New Opportunities --
 Class IB.....................     1.30%          23,472    18.550057         435,399
Putnam New Opportunities --
 Class IB.....................     1.35%          10,003    18.543835         185,498
Putnam New Opportunities --
 Class IB.....................     1.40%          24,809    18.523746         459,547
Putnam New Opportunities --
 Class IB.....................     1.45%             544    18.510610          10,065
Putnam New Opportunities --
 Class IB.....................     1.50%             156    18.497485           2,877
Putnam New Opportunities --
 Class IB.....................     1.50%         732,682     7.868473       5,765,084
Putnam New Opportunities --
 Class IB.....................     1.55%           5,561    18.484374         102,791
Putnam New Opportunities --
 Class IB.....................     1.60%             561    18.471269          10,370
Putnam New Opportunities --
 Class IB.....................     1.65%          36,164     7.818411         282,746
Putnam New Opportunities --
 Class IB.....................     1.65%         479,806     3.683315       1,767,277
Putnam New Opportunities --
 Class IB.....................     1.70%         130,269     4.746316         618,298
Putnam New Opportunities --
 Class IB.....................     1.70%         133,125     3.682078         490,175
Putnam New Opportunities --
 Class IB.....................     1.75%          35,784    18.432002         659,571
Putnam New Opportunities --
 Class IB.....................     1.80%          32,865     3.662213         120,359
Putnam New Opportunities --
 Class IB.....................     1.85%          42,091     4.723486         198,818
Putnam New Opportunities --
 Class IB.....................     1.85%          95,278     3.661825         348,891
Putnam New Opportunities --
 Class IB.....................     1.90%           6,469     4.718626          30,523
Putnam New Opportunities --
 Class IB.....................     1.90%          10,924    18.392811         200,930
Putnam New Opportunities --
 Class IB.....................     2.00%          19,910     4.713440          93,843
Putnam New Opportunities --
 Class IB.....................     2.00%         118,728     3.640854         432,272
Putnam New Opportunities --
 Class IB.....................     2.05%         323,928     4.695927       1,521,141
Putnam New Opportunities --
 Class IB.....................     2.10%           2,157    18.340707          39,555
Putnam New Opportunities --
 Class IB.....................     2.25%          14,099     4.682620          66,020
Putnam New Opportunities --
 Class IB.....................     2.30%          60,923     3.624040         220,788
Putnam New Opportunities --
 Class IB.....................     2.35%           5,038     4.674219          23,547
Putnam New Opportunities --
 Class IB.....................     2.35%         184,805     3.622830         669,515
Putnam New Value --
 Class IA.....................     0.95%          73,282    14.240291       1,043,562
Putnam New Value --
 Class IA.....................     1.10%          14,565    14.150613         206,108
Putnam New Value --
 Class IA.....................     1.15%           3,785    14.157325          53,581
Putnam New Value --
 Class IA.....................     1.40%      14,950,318    16.198908     242,178,821
Putnam New Value --
 Class IA.....................     1.55%         122,692    16.086057       1,973,629
Putnam New Value --
 Class IA.....................     1.60%          21,071    16.104526         339,334
Putnam New Value --
 Class IA.....................     1.75%          28,023    15.992316         448,146
Putnam New Value --
 Class IA.....................     1.90%           3,304    15.958344          52,726
Putnam New Value --
 Class IB.....................     0.95%           5,761    16.114078          92,827
Putnam New Value --
 Class IB.....................     1.15%              44    16.068417             704
Putnam New Value --
 Class IB.....................     1.25%           1,152    16.039645          18,483

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam New Value --
 Class IB.....................     1.30%          34,871   $16.034273  $      559,137
Putnam New Value --
 Class IB.....................     1.35%           9,345    16.028893         149,781
Putnam New Value --
 Class IB.....................     1.40%          26,200    16.011534         419,495
Putnam New Value --
 Class IB.....................     1.45%           1,463    16.000174          23,409
Putnam New Value --
 Class IB.....................     1.50%             189    15.988854           3,024
Putnam New Value --
 Class IB.....................     1.50%         197,901    13.551697       2,681,892
Putnam New Value --
 Class IB.....................     1.55%             885    15.977498          14,145
Putnam New Value --
 Class IB.....................     1.60%           4,030    15.966172          64,347
Putnam New Value --
 Class IB.....................     1.65%           4,391    13.465593          59,125
Putnam New Value --
 Class IB.....................     1.65%         107,882    14.837880       1,600,746
Putnam New Value --
 Class IB.....................     1.70%          32,123    12.255770         393,689
Putnam New Value --
 Class IB.....................     1.70%          45,355    14.832918         672,741
Putnam New Value --
 Class IB.....................     1.75%          69,562    15.932232       1,108,274
Putnam New Value --
 Class IB.....................     1.80%           9,239    14.753139         136,307
Putnam New Value --
 Class IB.....................     1.85%          15,964    14.751417         235,489
Putnam New Value --
 Class IB.....................     1.85%          22,332    12.196958         272,385
Putnam New Value --
 Class IB.....................     1.90%           2,896    12.184348          35,283
Putnam New Value --
 Class IB.....................     1.90%          10,254    15.898354         163,019
Putnam New Value --
 Class IB.....................     1.95%           2,718    15.887106          43,174
Putnam New Value --
 Class IB.....................     2.00%           9,273    12.171019         112,866
Putnam New Value --
 Class IB.....................     2.00%          25,443    14.667160         373,183
Putnam New Value --
 Class IB.....................     2.05%          82,989    12.125857       1,006,311
Putnam New Value --
 Class IB.....................     2.10%           1,610    15.853320          25,527
Putnam New Value --
 Class IB.....................     2.20%             440    14.625603           6,434
Putnam New Value --
 Class IB.....................     2.20%             793    12.136527           9,624
Putnam New Value --
 Class IB.....................     2.25%           1,732    12.091501          20,941
Putnam New Value --
 Class IB.....................     2.30%             203    12.087443           2,452
Putnam New Value --
 Class IB.....................     2.30%           1,361    14.599402          19,871
Putnam New Value --
 Class IB.....................     2.35%           1,439    14.594519          20,995
Putnam New Value --
 Class IB.....................     2.35%           2,965    12.069839          35,787
Putnam New Value --
 Class IB.....................     2.40%           2,154    12.065799          25,994
Putnam OTC & Emerging
 Growth -- Class IA...........     0.95%          50,670     3.875064         196,349
Putnam OTC & Emerging
 Growth -- Class IA...........     1.10%           1,785     3.850589           6,875
Putnam OTC & Emerging
 Growth -- Class IA...........     1.40%       6,210,865     5.188467      32,224,868
Putnam OTC & Emerging
 Growth -- Class IA...........     1.55%         210,628     5.152223       1,085,200
Putnam OTC & Emerging
 Growth -- Class IA...........     1.60%           9,463     5.158175          48,813
Putnam OTC & Emerging
 Growth -- Class IA...........     1.75%          13,854     5.122127          70,961
Putnam OTC & Emerging
 Growth -- Class IA...........     1.90%             544     5.111229           2,781
Putnam OTC & Emerging
 Growth -- Class IB...........     1.30%          16,612     5.144898          85,466
Putnam OTC & Emerging
 Growth -- Class IB...........     1.35%           1,453     5.143176           7,472
Putnam OTC & Emerging
 Growth -- Class IB...........     1.40%          24,221     5.137599         124,440
Putnam OTC & Emerging
 Growth -- Class IB...........     1.50%         280,050     5.268311       1,475,393
Putnam OTC & Emerging
 Growth -- Class IB...........     1.55%             157     5.126677             803
Putnam OTC & Emerging
 Growth -- Class IB...........     1.65%           7,281     5.234756          38,113
Putnam OTC & Emerging
 Growth -- Class IB...........     1.65%         188,843     1.655986         312,721
Putnam OTC & Emerging
 Growth -- Class IB...........     1.70%          24,881     1.655436          41,189
Putnam OTC & Emerging
 Growth -- Class IB...........     1.70%          48,075     3.297505         158,527
Putnam OTC & Emerging
 Growth -- Class IB...........     1.75%          13,823     5.112166          70,665

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam OTC & Emerging
 Growth -- Class IB...........     1.80%          92,684   $ 1.646475  $      152,602
Putnam OTC & Emerging
 Growth -- Class IB...........     1.85%           1,611     3.281620           5,287
Putnam OTC & Emerging
 Growth -- Class IB...........     1.85%           9,516     1.646290          15,666
Putnam OTC & Emerging
 Growth -- Class IB...........     1.90%             359     5.101301           1,832
Putnam OTC & Emerging
 Growth -- Class IB...........     1.90%           1,232     3.278251           4,039
Putnam OTC & Emerging
 Growth -- Class IB...........     1.95%             298     5.097671           1,518
Putnam OTC & Emerging
 Growth -- Class IB...........     2.00%           5,260     1.636851           8,611
Putnam OTC & Emerging
 Growth -- Class IB...........     2.00%           8,879     3.274668          29,077
Putnam OTC & Emerging
 Growth -- Class IB...........     2.05%          62,531     3.262456         204,003
Putnam OTC & Emerging
 Growth -- Class IB...........     2.10%           3,051     5.086827          15,518
Putnam OTC & Emerging
 Growth -- Class IB...........     2.15%           5,876     1.633370           9,597
Putnam OTC & Emerging
 Growth -- Class IB...........     2.30%          50,889     1.629301          82,914
Putnam OTC & Emerging
 Growth -- Class IB...........     2.35%          78,173     1.628749         127,324
Putnam Research --
 Class IA.....................     0.95%          77,664     8.919211         692,700
Putnam Research --
 Class IA.....................     1.10%          11,192     8.862997          99,194
Putnam Research --
 Class IA.....................     1.15%           4,552     8.867218          40,360
Putnam Research --
 Class IA.....................     1.30%           4,106     8.811315          36,176
Putnam Research --
 Class IA.....................     1.40%       6,473,702    11.633757      75,313,472
Putnam Research --
 Class IA.....................     1.55%         115,383    11.552619       1,332,977
Putnam Research --
 Class IA.....................     1.60%          27,736    11.565906         320,789
Putnam Research --
 Class IA.....................     1.75%          23,516    11.485246         270,087
Putnam Research --
 Class IA.....................     1.90%           4,590    11.460848          52,602
Putnam Research --
 Class IB.....................     0.95%           5,392    11.582775          62,450
Putnam Research --
 Class IB.....................     1.25%             833    11.529261           9,599
Putnam Research --
 Class IB.....................     1.30%          14,369    11.525397         165,610
Putnam Research --
 Class IB.....................     1.35%           7,691    11.521530          88,615
Putnam Research --
 Class IB.....................     1.40%          19,661    11.509056         226,276
Putnam Research --
 Class IB.....................     1.45%           1,029    11.500895          11,834
Putnam Research --
 Class IB.....................     1.50%         173,029    11.448850       1,980,985
Putnam Research --
 Class IB.....................     1.55%           3,228    11.484601          37,076
Putnam Research --
 Class IB.....................     1.60%           2,767    11.476449          31,756
Putnam Research --
 Class IB.....................     1.65%          10,909    11.376064         124,105
Putnam Research --
 Class IB.....................     1.65%         135,624     7.439700       1,009,003
Putnam Research --
 Class IB.....................     1.70%          54,913     7.437203         408,396
Putnam Research --
 Class IB.....................     1.70%         125,045     7.508906         938,953
Putnam Research --
 Class IB.....................     1.75%          45,839    11.452057         524,950
Putnam Research --
 Class IB.....................     1.80%           8,660     7.397167          64,061
Putnam Research --
 Class IB.....................     1.85%           3,812     7.396303          28,192
Putnam Research --
 Class IB.....................     1.85%          42,726     7.472833         319,284
Putnam Research --
 Class IB.....................     1.90%             891     7.465139           6,650
Putnam Research --
 Class IB.....................     1.90%           4,184    11.427704          47,813
Putnam Research --
 Class IB.....................     1.95%           1,438    11.419619          16,420
Putnam Research --
 Class IB.....................     2.00%           1,424     7.456937          10,617
Putnam Research --
 Class IB.....................     2.00%          12,873     7.354027          94,667
Putnam Research --
 Class IB.....................     2.05%          41,628     7.429259         309,264
Putnam Research --
 Class IB.....................     2.10%             138    11.395338           1,570
Putnam Research --
 Class IB.....................     2.25%             988     7.408217           7,321
Putnam Small Cap Value --
 Class IA.....................     0.95%          20,274    18.967726         384,544

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Small Cap Value --
 Class IA.....................     1.10%           1,994   $18.848223  $       37,581
Putnam Small Cap Value --
 Class IA.....................     1.15%           1,803    18.857243          34,005
Putnam Small Cap Value --
 Class IA.....................     1.40%       8,746,865    17.588487     153,844,113
Putnam Small Cap Value --
 Class IA.....................     1.55%         126,398    17.465921       2,207,650
Putnam Small Cap Value --
 Class IA.....................     1.60%          30,397    17.486019         531,529
Putnam Small Cap Value --
 Class IA.....................     1.75%          30,394    17.364180         527,760
Putnam Small Cap Value --
 Class IA.....................     1.90%             431    17.327290           7,468
Putnam Small Cap Value --
 Class IB.....................     0.95%             636    17.507952          11,140
Putnam Small Cap Value --
 Class IB.....................     1.25%           1,759    17.427110          30,646
Putnam Small Cap Value --
 Class IB.....................     1.30%          11,430    17.421278         199,124
Putnam Small Cap Value --
 Class IB.....................     1.35%           3,685    17.415443          64,169
Putnam Small Cap Value --
 Class IB.....................     1.40%          34,275    17.396579         596,267
Putnam Small Cap Value --
 Class IB.....................     1.50%         170,200    17.329709       2,949,517
Putnam Small Cap Value --
 Class IB.....................     1.55%           1,078    17.359626          18,712
Putnam Small Cap Value --
 Class IB.....................     1.60%           1,588    17.347308          27,541
Putnam Small Cap Value --
 Class IB.....................     1.65%          14,842    17.219577         255,573
Putnam Small Cap Value --
 Class IB.....................     1.65%          58,801    16.280365         957,307
Putnam Small Cap Value --
 Class IB.....................     1.70%          27,803    15.587439         433,385
Putnam Small Cap Value --
 Class IB.....................     1.70%          36,076    16.274912         587,133
Putnam Small Cap Value --
 Class IB.....................     1.75%          64,249    17.310454       1,112,178
Putnam Small Cap Value --
 Class IB.....................     1.80%           9,414    16.187356         152,388
Putnam Small Cap Value --
 Class IB.....................     1.85%          14,827    15.512627         230,008
Putnam Small Cap Value --
 Class IB.....................     1.85%          15,924    16.185541         257,744
Putnam Small Cap Value --
 Class IB.....................     1.90%           2,666    15.496629          41,312
Putnam Small Cap Value --
 Class IB.....................     1.90%          14,509    17.273652         250,618
Putnam Small Cap Value --
 Class IB.....................     1.95%              96    17.261426           1,661
Putnam Small Cap Value --
 Class IB.....................     1.95%           1,665    16.360851          27,238
Putnam Small Cap Value --
 Class IB.....................     2.00%           5,944    15.479651          92,015
Putnam Small Cap Value --
 Class IB.....................     2.00%          37,469    16.093042         602,982
Putnam Small Cap Value --
 Class IB.....................     2.05%          42,850    15.422252         660,839
Putnam Small Cap Value --
 Class IB.....................     2.10%           1,300    17.224746          22,388
Putnam Small Cap Value --
 Class IB.....................     2.20%             693    15.435813          10,696
Putnam Small Cap Value --
 Class IB.....................     2.30%           1,996    16.018732          31,966
Putnam Small Cap Value --
 Class IB.....................     2.35%             220    15.351024           3,376
Putnam Small Cap Value --
 Class IB.....................     2.35%             229    16.013366           3,674
Putnam The George Putnam Fund
 of Boston -- Class IA........     0.95%         214,051    11.640311       2,491,623
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.10%          21,689    11.566949         250,871
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.15%          14,625    11.572499         169,250
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.30%           5,410    11.499586          62,207
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.40%      24,534,579    11.295023     277,118,640
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.55%         334,824    11.216295       3,755,485
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.60%          42,240    11.229234         474,323
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.75%          74,176    11.150975         827,135
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.90%             669    11.127259           7,446
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.95%           4,424    11.119367          49,194
Putnam The George Putnam Fund
 of Boston -- Class IA........     2.10%             646    11.095725           7,169
Putnam The George Putnam Fund
 of Boston -- Class IB........     0.95%         111,081    11.236260       1,248,136
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.10%           6,929    11.212375          77,684

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.15%           4,901   $11.204417  $       54,910
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.25%          19,285    11.184356         215,689
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.30%         151,157    11.180608       1,690,026
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.35%          48,902    11.176851         546,570
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.40%         123,550    11.164748       1,379,404
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.45%           5,606    11.156838          62,540
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.50%           5,821    11.148919          64,895
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.50%         721,342    11.300219       8,151,322
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.55%           4,616    11.141003          51,425
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.60%          28,054    11.133117         312,329
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.65%          14,325    11.228402         160,841
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.65%         121,397    11.875662       1,441,664
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.70%          71,330    11.871687         846,803
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.70%         134,938    10.822283       1,460,334
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.75%         194,105    11.109442       2,156,395
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.80%          11,626    11.807830         137,277
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.85%           4,163    11.806477          49,152
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.85%          49,246    10.770323         530,390
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.90%           5,772    10.759253          62,107
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.90%          23,400    11.085815         259,407
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.95%          15,863    11.077959         175,728
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.00%          39,621    11.739048         465,116
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.00%          45,789    10.747430         492,112
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.05%         126,647    10.707602       1,356,086
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.10%           3,757    11.054400          41,536
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.15%           5,125    11.714099          60,038
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.20%          11,190    10.716978         119,920
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.25%             807    10.677235           8,620
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.30%             220    10.673659           2,345
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.30%           1,505    11.684812          17,583
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.35%           2,259    10.658106          24,081
Putnam Utilities Growth and
 Income -- Class IA...........     0.95%          29,629     8.263164         244,828
Putnam Utilities Growth and
 Income -- Class IA...........     1.10%           1,166     8.211106           9,574
Putnam Utilities Growth and
 Income -- Class IA...........     1.15%           1,008     8.215021           8,283
Putnam Utilities Growth and
 Income -- Class IA...........     1.40%       9,177,650    18.441066     169,245,658
Putnam Utilities Growth and
 Income -- Class IA...........     1.55%          75,990    18.312501       1,391,561
Putnam Utilities Growth and
 Income -- Class IA...........     1.60%          13,496    18.333622         247,435
Putnam Utilities Growth and
 Income -- Class IA...........     1.75%           6,072    18.205815         110,553
Putnam Utilities Growth and
 Income -- Class IA...........     1.90%           1,249    18.167116          22,686
Putnam Utilities Growth and
 Income -- Class IB...........     1.30%           2,725    18.258732          49,749
Putnam Utilities Growth and
 Income -- Class IB...........     1.35%           2,748    18.252609          50,164
Putnam Utilities Growth and
 Income -- Class IB...........     1.40%           7,864    18.232840         143,386
Putnam Utilities Growth and
 Income -- Class IB...........     1.50%         159,535     8.808258       1,405,227
Putnam Utilities Growth and
 Income -- Class IB...........     1.55%           1,194    18.194085          21,718
Putnam Utilities Growth and
 Income -- Class IB...........     1.60%           1,077    18.181194          19,573
Putnam Utilities Growth and
 Income -- Class IB...........     1.65%             395     8.752319           3,459
Putnam Utilities Growth and
 Income -- Class IB...........     1.65%          59,219     8.267704         489,606
Putnam Utilities Growth and
 Income -- Class IB...........     1.70%          13,182     8.264923         108,950

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Utilities Growth and
 Income -- Class IB...........     1.70%          22,775   $ 7.279706  $      165,794
Putnam Utilities Growth and
 Income -- Class IB...........     1.75%           4,165    18.142540          75,556
Putnam Utilities Growth and
 Income -- Class IB...........     1.80%          18,027     8.220450         148,189
Putnam Utilities Growth and
 Income -- Class IB...........     1.85%           1,937     7.244741          14,035
Putnam Utilities Growth and
 Income -- Class IB...........     1.85%           3,089     8.219518          25,388
Putnam Utilities Growth and
 Income -- Class IB...........     1.90%           2,700     7.237280          19,542
Putnam Utilities Growth and
 Income -- Class IB...........     1.90%           4,514    18.103991          81,714
Putnam Utilities Growth and
 Income -- Class IB...........     1.95%           1,009    18.091156          18,251
Putnam Utilities Growth and
 Income -- Class IB...........     2.00%           2,147     7.229359          15,519
Putnam Utilities Growth and
 Income -- Class IB...........     2.00%          17,210     8.172559         140,650
Putnam Utilities Growth and
 Income -- Class IB...........     2.05%          34,066     7.202554         245,363
Putnam Utilities Growth and
 Income -- Class IB...........     2.15%           3,120     8.155190          25,440
Putnam Utilities Growth and
 Income -- Class IB...........     2.20%           1,502     7.208874          10,829
Putnam Utilities Growth and
 Income -- Class IB...........     2.35%              92     7.169279             657
Putnam Vista -- Class IA......     0.95%          63,490     7.943547         504,335
Putnam Vista -- Class IA......     1.10%             121     7.893435             952
Putnam Vista -- Class IA......     1.15%           4,332     7.897201          34,212
Putnam Vista -- Class IA......     1.30%           1,911     7.847373          14,998
Putnam Vista -- Class IA......     1.40%      11,313,468    12.123502     137,158,850
Putnam Vista -- Class IA......     1.55%         132,535    12.038927       1,595,576
Putnam Vista -- Class IA......     1.60%          48,866    12.052796         588,968
Putnam Vista -- Class IA......     1.75%          15,139    11.968681         181,193
Putnam Vista -- Class IA......     1.90%           1,532    11.943243          18,298
Putnam Vista -- Class IB......     0.95%          12,628    12.063200         152,333
Putnam Vista -- Class IB......     1.10%           1,157    12.037560          13,923
Putnam Vista -- Class IB......     1.15%             699    12.029042           8,403
Putnam Vista -- Class IB......     1.30%          32,266    12.003459         387,301
Putnam Vista -- Class IB......     1.35%           2,697    11.999453          32,359
Putnam Vista -- Class IB......     1.40%          18,729    11.986441         224,496
Putnam Vista -- Class IB......     1.50%         274,468     8.553810       2,347,748
Putnam Vista -- Class IB......     1.55%              35    11.960958             421
Putnam Vista -- Class IB......     1.60%           2,614    11.952470          31,240
Putnam Vista -- Class IB......     1.65%          13,001     8.499396         110,500
Putnam Vista -- Class IB......     1.65%         418,504     4.254335       1,780,456
Putnam Vista -- Class IB......     1.70%          39,781     4.252914         169,184
Putnam Vista -- Class IB......     1.70%          73,271     5.010934         367,158
Putnam Vista -- Class IB......     1.75%          15,812    11.927063         188,593
Putnam Vista -- Class IB......     1.80%          31,055     4.229990         131,361
Putnam Vista -- Class IB......     1.85%          19,224     4.229525          81,308
Putnam Vista -- Class IB......     1.85%          36,746     4.986856         183,248
Putnam Vista -- Class IB......     1.90%           5,184     4.981712          25,823
Putnam Vista -- Class IB......     1.90%          12,384    11.901712         147,385
Putnam Vista -- Class IB......     2.00%          12,302     4.976262          61,216
Putnam Vista -- Class IB......     2.00%          36,535     4.205307         153,639
Putnam Vista -- Class IB......     2.05%         105,877     4.957764         524,914
Putnam Vista -- Class IB......     2.15%           3,309     4.196373          13,886

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Vista -- Class IB......     2.20%           1,881   $ 4.962165  $        9,334
Putnam Vista -- Class IB......     2.20%           5,600     4.193386          23,484
Putnam Vista -- Class IB......     2.30%             538     4.185873           2,251
Putnam Vista -- Class IB......     2.35%           2,089     4.934834          10,308
Putnam Voyager -- Class IA....     0.95%         338,702     8.031751       2,720,370
Putnam Voyager -- Class IA....     1.10%          25,118     7.981112         200,470
Putnam Voyager -- Class IA....     1.15%          37,685     7.984923         300,911
Putnam Voyager -- Class IA....     1.30%           1,721     7.934561          13,652
Putnam Voyager -- Class IA....     1.40%      28,506,825    48.999095   1,396,808,605
Putnam Voyager -- Class IA....     1.55%         207,404    48.657312      10,091,742
Putnam Voyager -- Class IA....     1.60%          23,451    48.713392       1,142,363
Putnam Voyager -- Class IA....     1.75%          23,389    48.373605       1,131,422
Putnam Voyager -- Class IA....     1.90%             645    48.270755          31,141
Putnam Voyager -- Class IA....     1.95%           1,853    48.236523          89,374
Putnam Voyager -- Class IB....     0.95%          15,459    48.767901         753,925
Putnam Voyager -- Class IB....     1.10%           1,484    48.664221          72,231
Putnam Voyager -- Class IB....     1.15%             429    48.629707          20,840
Putnam Voyager -- Class IB....     1.25%           5,190    48.542570         251,932
Putnam Voyager -- Class IB....     1.30%          35,462    48.526314       1,720,816
Putnam Voyager -- Class IB....     1.35%          14,661    48.510055         711,211
Putnam Voyager -- Class IB....     1.40%          37,849    48.457510       1,834,061
Putnam Voyager -- Class IB....     1.45%             444    48.423152          21,497
Putnam Voyager -- Class IB....     1.50%             862    48.388805          41,724
Putnam Voyager -- Class IB....     1.50%       1,244,560     9.358924      11,647,741
Putnam Voyager -- Class IB....     1.55%           2,977    48.354498         143,925
Putnam Voyager -- Class IB....     1.60%           4,133    48.320194         199,703
Putnam Voyager -- Class IB....     1.65%          31,058     9.299423         288,823
Putnam Voyager -- Class IB....     1.65%         744,906     4.950501       3,687,656
Putnam Voyager -- Class IB....     1.70%         282,362     6.150436       1,736,651
Putnam Voyager -- Class IB....     1.70%         387,541     4.948849       1,917,882
Putnam Voyager -- Class IB....     1.75%          60,208    48.217454       2,903,077
Putnam Voyager -- Class IB....     1.80%         105,284     4.922202         518,229
Putnam Voyager -- Class IB....     1.85%          31,975     6.120879         195,717
Putnam Voyager -- Class IB....     1.85%          42,207     4.921633         207,729
Putnam Voyager -- Class IB....     1.90%           9,436    48.114946         453,987
Putnam Voyager -- Class IB....     1.90%          17,101     6.114550         104,566
Putnam Voyager -- Class IB....     1.95%           1,614    48.080819          77,623
Putnam Voyager -- Class IB....     1.95%          10,426     5.238448          54,616
Putnam Voyager -- Class IB....     2.00%          39,279     6.107866         239,913
Putnam Voyager -- Class IB....     2.00%         326,567     4.893482       1,598,052
Putnam Voyager -- Class IB....     2.05%         517,231     6.085184       3,147,447
Putnam Voyager -- Class IB....     2.10%           3,938    47.978594         188,917
Putnam Voyager -- Class IB....     2.15%           6,469     4.883080          31,589
Putnam Voyager -- Class IB....     2.20%           8,777     4.879627          42,827
Putnam Voyager -- Class IB....     2.20%          40,319     6.090561         245,564
Putnam Voyager -- Class IB....     2.25%           7,344     6.067951          44,565
Putnam Voyager -- Class IB....     2.30%          28,136     4.870871         137,046

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Voyager -- Class IB....     2.35%           6,044   $ 6.057077  $       36,610
Putnam Voyager -- Class IB....     2.35%          96,952     4.869248         472,083
Putnam Voyager -- Class IB....     2.40%           3,918     6.055041          23,722
                                                                       --------------
    SUB-TOTAL.................                                         $8,524,816,353
                                                                       --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
Putnam American Government
 Income -- Class IA...........     1.40%          27,451    12.588999         345,583
Putnam American Government
 Income -- Class IB...........     1.35%           4,711    12.478229          58,786
Putnam Capital
 Appreciation -- Class IA.....     1.40%           1,018     7.659505           7,796
Putnam Diversified Income --
 Class IA.....................     1.40%          31,780    15.727311         499,808
Putnam Equity Income --
 Class IA.....................     1.40%          32,835    12.067710         396,243
Putnam Global Asset
 Allocation -- Class IA.......     1.40%          21,413    29.406177         629,662
Putnam Global Equity --
 Class IA.....................     1.40%          93,530    19.146420       1,790,755
Putnam Growth and Income --
 Class IA.....................     1.40%         206,045    45.405261       9,355,523
Putnam Growth and Income --
 Class IB.....................     1.25%           2,049    10.287051          21,075
Putnam Growth
 Opportunities -- Class IA....     1.40%           3,071     4.382667          13,458
Putnam Health Sciences --
 Class IA.....................     1.40%           8,937    10.313571          92,169
Putnam Health Sciences --
 Class IB.....................     1.25%             421     9.387685           3,955
Putnam High Yield --
 Class IA.....................     1.40%          19,863    28.135541         558,853
Putnam Income -- Class IA.....     1.40%          23,579    25.569160         602,886
Putnam International
 Equity -- Class IA...........     1.40%          43,266    15.333205         663,403
Putnam International Growth
 and Income -- Class IA.......     1.40%          35,966    14.417797         518,556
Putnam International New
 Opportunities -- Class IA....     1.40%           5,554    10.784533          59,903
Putnam Investors --
 Class IA.....................     1.40%         125,324     8.279549       1,037,624
Putnam Money Market --
 Class IA.....................     1.40%         360,019     1.695787         610,515
Putnam New Opportunities --
 Class IA.....................     1.40%          68,326    18.745876       1,280,824
Putnam New Value --
 Class IA.....................     1.40%          48,146    16.198908         779,920
Putnam OTC & Emerging
 Growth -- Class IA...........     1.40%           4,810     5.188467          24,960
Putnam OTC & Emerging
 Growth -- Class IB...........     1.25%             513     2.111307           1,083
Putnam Research --
 Class IA.....................     1.40%           6,107    11.633757          71,053
Putnam Small Cap Value --
 Class IA.....................     1.40%          11,274    17.588487         198,297
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.40%          93,878    11.295023       1,060,351
Putnam Utilities Growth and
 Income -- Class IA...........     1.40%          31,470    18.441066         580,342
Putnam Vista -- Class IA......     1.40%          26,543    12.123502         321,797
Putnam Voyager -- Class IA....     1.40%         139,144    48.999095       6,817,913
                                                                       --------------
    SUB-TOTAL.................                                         $   28,403,091
                                                                       --------------
GRAND TOTAL...................                                         $8,553,219,444
                                                                       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                 (This page has been left blank intentionally.)

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                 PUTNAM            PUTNAM           PUTNAM
                           AMERICAN GOVERNMENT    CAPITAL          CAPITAL
                                 INCOME         APPRECIATION    OPPORTUNITIES
                               SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -------------------  ------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $ 8,578,408       $  --             $ 74,606
                               -----------       ----------        --------
EXPENSE:
  Mortality and expense
   undertakings..........       (2,329,330)        (146,242)        (14,572)
                               -----------       ----------        --------
    Net investment income
     (loss)..............        6,249,078         (146,242)         60,034
                               -----------       ----------        --------
CAPITAL GAINS INCOME.....        --                 --             --
                               -----------       ----------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (284,461)         (46,622)          1,623
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (5,268,046)       2,580,657         273,926
                               -----------       ----------        --------
    Net gain (loss) on
     investments.........       (5,552,507)       2,534,035         275,549
                               -----------       ----------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 3,025,901       $2,534,035        $350,155
                               ===========       ==========        ========

(a)  From inception, May 1, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                 PUTNAM            PUTNAM            PUTNAM            PUTNAM            PUTNAM
                               DISCOVERY        DIVERSIFIED          EQUITY         GLOBAL ASSET         GLOBAL
                                 GROWTH            INCOME            INCOME          ALLOCATION          EQUITY
                            SUB-ACCOUNT (B)     SUB-ACCOUNT     SUB-ACCOUNT (A)      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  --------------  ------------------  ---------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $ --             $20,380,483        $  159,964       $  9,542,703     $   4,570,448
                               ----------       -----------        ----------       ------------     -------------
EXPENSE:
  Mortality and expense
   undertakings..........        (134,232)       (2,881,188)         (121,012)        (2,884,685)       (4,492,791)
                               ----------       -----------        ----------       ------------     -------------
    Net investment income
     (loss)..............        (134,232)       17,499,295            38,952          6,658,018            77,657
                               ----------       -----------        ----------       ------------     -------------
CAPITAL GAINS INCOME.....        --                 --               --                 --                --
                               ----------       -----------        ----------       ------------     -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (67,808)          (65,463)            4,911        (12,794,034)     (102,786,875)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,766,568        21,461,200         2,944,775         48,977,376       190,831,350
                               ----------       -----------        ----------       ------------     -------------
    Net gain (loss) on
     investments.........       2,698,760        21,395,737         2,949,686         36,183,342        88,044,475
                               ----------       -----------        ----------       ------------     -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $2,698,760       $41,776,220        $3,109,650       $ 45,726,045     $  92,614,923
                               ==========       ===========        ==========       ============     =============

                               PUTNAM          PUTNAM
                             GROWTH AND        GROWTH
                               INCOME       OPPORTUNITIES
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------
INVESTMENT INCOME:
  Dividends..............   $ 51,654,974     $   --
                            ------------     -----------
EXPENSE:
  Mortality and expense
   undertakings..........    (30,869,470)       (291,694)
                            ------------     -----------
    Net investment income
     (loss)..............     20,785,504        (291,694)
                            ------------     -----------
CAPITAL GAINS INCOME.....       --               --
                            ------------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (91,620,994)     (2,268,859)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    644,496,315       6,960,515
                            ------------     -----------
    Net gain (loss) on
     investments.........    552,875,321       4,691,656
                            ------------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $604,530,295     $ 4,691,656
                            ============     ===========

(a)  From inception, May 1, 2003 to December 31, 2003.
(b)  Formerly Putnam Voyager II sub-account. Change effective April 30, 2003.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             PUTNAM
                             HEALTH       PUTNAM       PUTNAM
                            SCIENCES    HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............  $   952,556  $34,060,735  $19,717,847
                           -----------  -----------  -----------
EXPENSE:
  Mortality and expense
   undertakings..........   (1,506,570)  (4,080,162)  (4,994,679)
                           -----------  -----------  -----------
    Net investment income
     (loss)..............     (554,014)  29,980,573   14,723,168
                           -----------  -----------  -----------
CAPITAL GAINS INCOME.....      --           --           --
                           -----------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (481,653)  (2,541,291)   2,095,215
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   19,639,576   44,776,392   (3,980,722)
                           -----------  -----------  -----------
    Net gain (loss) on
     investments.........   19,157,923   42,235,101   (1,885,507)
                           -----------  -----------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $20,110,479  $76,295,836  $17,832,340
                           ===========  ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                  PUTNAM
                                 PUTNAM        INTERNATIONAL       PUTNAM                              PUTNAM
                             INTERNATIONAL      GROWTH AND    INTERNATIONAL NEW      PUTNAM           MID CAP           PUTNAM
                                 EQUITY           INCOME        OPPORTUNITIES      INVESTORS           VALUE         MONEY MARKET
                            SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ------------------  -------------  -----------------  --------------  ------------------  ------------
INVESTMENT INCOME:
  Dividends..............     $  2,377,376      $ 2,138,598      $   288,597      $  1,240,538        $ 78,533       $ 2,415,189
                              ------------      -----------      -----------      ------------        --------       -----------
EXPENSE:
  Mortality and expense
   undertakings..........       (2,648,095)      (1,536,327)        (620,006)       (2,303,814)        (34,752)       (3,998,607)
                              ------------      -----------      -----------      ------------        --------       -----------
    Net investment income
     (loss)..............         (270,719)         602,271         (331,409)       (1,063,276)         43,781        (1,583,418)
                              ------------      -----------      -----------      ------------        --------       -----------
CAPITAL GAINS INCOME.....        --                 --              --                --              --                 --
                              ------------      -----------      -----------      ------------        --------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (27,191,256)      (8,717,734)      (2,660,025)      (20,802,424)          2,541           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       77,925,076       47,407,373       16,793,983        63,452,422         918,196           --
                              ------------      -----------      -----------      ------------        --------       -----------
    Net gain (loss) on
     investments.........       50,733,820       38,689,639       14,133,958        42,649,998         920,737           --
                              ------------      -----------      -----------      ------------        --------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 53,111,196      $40,828,237      $14,422,555      $ 43,890,536        $999,270       $ 2,415,189
                              ============      ===========      ===========      ============        ========       ===========


                                PUTNAM
                           NEW OPPORTUNITIES
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............    $   --
                             ------------
EXPENSE:
  Mortality and expense
   undertakings..........      (7,496,044)
                             ------------
    Net investment income
     (loss)..............      (7,496,044)
                             ------------
CAPITAL GAINS INCOME.....        --
                             ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (49,084,642)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     217,446,961
                             ------------
    Net gain (loss) on
     investments.........     168,362,319
                             ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $168,362,319
                             ============

(a)  From inception, May 1, 2003 to December 31, 2003.
(c) Formerly Putnam International Growth Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                               PUTNAM
                              PUTNAM       OTC & EMERGING        PUTNAM
                             NEW VALUE         GROWTH           RESEARCH
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ 3,245,076     $   --            $    441,936
                            -----------     ------------      ------------
EXPENSE:
  Mortality and expense
   undertakings..........    (2,801,028)        (414,284)       (1,015,545)
                            -----------     ------------      ------------
    Net investment income
     (loss)..............       444,048         (414,284)         (573,609)
                            -----------     ------------      ------------
CAPITAL GAINS INCOME.....       --              --                --
                            -----------     ------------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (3,798,614)     (12,980,568)      (10,834,555)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    65,172,643       22,647,686        28,649,848
                            -----------     ------------      ------------
    Net gain (loss) on
     investments.........    61,374,029        9,667,118        17,815,293
                            -----------     ------------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $64,619,105     $  9,667,118      $ 18,257,229
                            ===========     ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                              PUTNAM           PUTNAM             PUTNAM
                             SMALL CAP    THE GEORGE PUTNAM  UTILITIES GROWTH      PUTNAM          PUTNAM
                               VALUE       FUND OF BOSTON       AND INCOME         VISTA           VOYAGER
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  ----------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $   694,022      $ 7,293,689       $ 7,062,194      $   --          $   9,302,543
                            -----------      -----------       -----------      ------------    -------------
EXPENSE:
  Mortality and expense
   undertakings..........    (1,695,405)      (3,643,232)       (2,142,634)       (1,713,228)     (17,978,101)
                            -----------      -----------       -----------      ------------    -------------
    Net investment income
     (loss)..............    (1,001,383)       3,650,457         4,919,560        (1,713,228)      (8,675,558)
                            -----------      -----------       -----------      ------------    -------------
CAPITAL GAINS INCOME.....       --              --                --                --               --
                            -----------      -----------       -----------      ------------    -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (2,844,835)       1,874,207        (9,230,602)      (24,159,618)    (236,008,677)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    57,643,823       37,921,080        39,871,048        62,977,637      546,489,324
                            -----------      -----------       -----------      ------------    -------------
    Net gain (loss) on
     investments.........    54,798,988       39,795,287        30,640,446        38,818,019      310,480,647
                            -----------      -----------       -----------      ------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $55,493,010      $47,088,976       $37,702,640      $ 38,818,019    $ 319,783,190
                            ===========      ===========       ===========      ============    =============

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                 PUTNAM            PUTNAM           PUTNAM
                           AMERICAN GOVERNMENT    CAPITAL          CAPITAL
                                 INCOME         APPRECIATION    OPPORTUNITIES
                               SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -------------------  ------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  6,249,078      $  (146,242)      $   60,034
  Capital gains income...        --                 --              --
  Net realized gain
   (loss) on security
   transactions..........         (284,461)         (46,622)           1,623
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (5,268,046)       2,580,657          273,926
                              ------------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          696,571        2,387,793          335,583
                              ------------      -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............        5,223,187        1,101,202          345,745
  Net transfers..........      (45,283,933)       5,135,974        3,216,007
  Surrenders for benefit
   payments and fees.....      (44,597,435)      (2,159,746)        (178,964)
  Net annuity
   transactions..........          (85,338)            (215)        --
                              ------------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (84,743,519)       4,077,215        3,382,788
                              ------------      -----------       ----------
  Net increase (decrease)
   in net assets.........      (84,046,948)       6,465,008        3,718,371
NET ASSETS:
  Beginning of year......      206,266,262        9,298,833         --
                              ------------      -----------       ----------
  End of year............     $122,219,314      $15,763,841       $3,718,371
                              ============      ===========       ==========

(a)  From inception, May 1, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                 PUTNAM            PUTNAM             PUTNAM            PUTNAM            PUTNAM
                               DISCOVERY         DIVERSIFIED          EQUITY         GLOBAL ASSET         GLOBAL
                                 GROWTH            INCOME             INCOME          ALLOCATION          EQUITY
                            SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT (A)      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ---------------  ------------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (134,232)      $ 17,499,295       $    38,952       $  6,658,018     $      77,657
  Capital gains income...        --                 --                --                 --                --
  Net realized gain
   (loss) on security
   transactions..........         (67,808)           (65,463)            4,911        (12,794,034)     (102,786,875)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,766,568         21,461,200         2,944,775         48,977,376       190,831,350
                              -----------       ------------       -----------       ------------     -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,564,528         38,895,032         2,988,638         42,841,360        88,122,132
                              -----------       ------------       -----------       ------------     -------------
UNIT TRANSACTIONS:
  Purchases..............       1,126,754          7,805,093         3,664,752          2,559,327         2,800,952
  Net transfers..........       3,882,622         15,233,120        26,805,151        (10,490,790)      (33,497,986)
  Surrenders for benefit
   payments and fees.....      (1,528,057)       (40,552,998)       (1,924,737)       (35,901,450)      (55,180,075)
  Net annuity
   transactions..........        --                  (34,780)          360,799           (135,995)         (661,092)
                              -----------       ------------       -----------       ------------     -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,481,319        (17,549,565)       28,905,965        (43,968,908)      (86,538,201)
                              -----------       ------------       -----------       ------------     -------------
  Net increase (decrease)
   in net assets.........       6,045,847         21,345,467        31,894,603         (1,127,548)        1,583,931
NET ASSETS:
  Beginning of year......       8,130,437        210,504,245          --              230,791,320       368,293,708
                              -----------       ------------       -----------       ------------     -------------
  End of year............     $14,176,284       $231,849,712       $31,894,603       $229,663,772     $ 369,877,639
                              ===========       ============       ===========       ============     =============

                                PUTNAM           PUTNAM
                              GROWTH AND         GROWTH
                                INCOME        OPPORTUNITIES
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   20,785,504     $  (291,694)
  Capital gains income...        --                --
  Net realized gain
   (loss) on security
   transactions..........      (91,620,994)     (2,268,859)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      644,496,315       6,960,515
                            --------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      573,660,825       4,399,962
                            --------------     -----------
UNIT TRANSACTIONS:
  Purchases..............       27,456,830       1,567,879
  Net transfers..........      (70,339,053)      2,805,246
  Surrenders for benefit
   payments and fees.....     (376,717,059)     (3,596,684)
  Net annuity
   transactions..........       (1,294,818)         (6,204)
                            --------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (420,894,100)        770,237
                            --------------     -----------
  Net increase (decrease)
   in net assets.........      152,766,725       5,170,199
NET ASSETS:
  Beginning of year......    2,455,783,928      19,768,691
                            --------------     -----------
  End of year............   $2,608,550,653     $24,938,890
                            ==============     ===========

(a)  From inception, May 1, 2003 to December 31, 2003.
(b)  Formerly Putnam Voyager II Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              PUTNAM
                              HEALTH        PUTNAM        PUTNAM
                             SCIENCES     HIGH YIELD      INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $   (554,014) $ 29,980,573  $ 14,723,168
  Capital gains income...       --            --            --
  Net realized gain
   (loss) on security
   transactions..........      (481,653)   (2,541,291)    2,095,215
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    19,639,576    44,776,392    (3,980,722)
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    18,603,909    72,215,674    12,837,661
                           ------------  ------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     1,674,043    10,939,714    13,695,847
  Net transfers..........   (10,231,074)   17,213,929    (9,004,302)
  Surrenders for benefit
   payments and fees.....   (17,391,356)  (57,660,518)  (70,953,769)
  Net annuity
   transactions..........        (3,296)      (35,531)     (236,395)
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (25,951,683)  (29,542,406)  (66,498,619)
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets.........    (7,347,774)   42,673,268   (53,660,958)
NET ASSETS:
  Beginning of year......   122,523,265   291,183,622   401,778,657
                           ------------  ------------  ------------
  End of year............  $115,175,491  $333,856,890  $348,117,699
                           ============  ============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                                  PUTNAM
                                 PUTNAM        INTERNATIONAL       PUTNAM                              PUTNAM
                             INTERNATIONAL      GROWTH AND    INTERNATIONAL NEW      PUTNAM           MID CAP
                                 EQUITY           INCOME        OPPORTUNITIES      INVESTORS           VALUE
                            SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (A)
                           ------------------  -------------  -----------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (270,719)    $    602,271      $  (331,409)     $ (1,063,276)     $    43,781
  Capital gains income...        --                 --              --                --               --
  Net realized gain
   (loss) on security
   transactions..........      (27,191,256)      (8,717,734)      (2,660,025)      (20,802,424)           2,541
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       77,925,076       47,407,373       16,793,983        63,452,422          918,196
                              ------------     ------------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       50,463,101       39,291,910       13,802,549        41,586,722          964,518
                              ------------     ------------      -----------      ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............        6,021,816        1,494,831          916,070         5,749,475          740,157
  Net transfers..........      (15,822,772)      (5,396,852)      (3,572,447)       (7,665,474)       8,869,516
  Surrenders for benefit
   payments and fees.....      (36,228,982)     (15,607,787)      (6,325,753)      (24,924,560)        (569,999)
  Net annuity
   transactions..........         (114,951)         (78,848)        (109,745)         (212,693)        --
                              ------------     ------------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (46,144,889)     (19,588,656)      (9,091,875)      (27,053,252)       9,039,674
                              ------------     ------------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets.........        4,318,212       19,703,254        4,710,674        14,533,470       10,004,192
NET ASSETS:
  Beginning of year......      218,518,795      120,882,248       49,714,375       179,820,359         --
                              ------------     ------------      -----------      ------------      -----------
  End of year............     $222,837,007     $140,585,502      $54,425,049      $194,353,829      $10,004,192
                              ============     ============      ===========      ============      ===========


                                PUTNAM            PUTNAM
                             MONEY MARKET    NEW OPPORTUNITIES
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $  (1,583,418)     $  (7,496,044)
  Capital gains income...        --                --
  Net realized gain
   (loss) on security
   transactions..........        --              (49,084,642)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --              217,446,961
                            -------------      -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,583,418)       160,866,275
                            -------------      -------------
UNIT TRANSACTIONS:
  Purchases..............       8,822,030          8,117,392
  Net transfers..........      54,883,208        (47,737,235)
  Surrenders for benefit
   payments and fees.....    (239,461,004)       (90,499,415)
  Net annuity
   transactions..........        (146,936)          (336,159)
                            -------------      -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (175,902,702)      (130,455,417)
                            -------------      -------------
  Net increase (decrease)
   in net assets.........    (177,486,120)        30,410,858
NET ASSETS:
  Beginning of year......     410,213,228        583,935,615
                            -------------      -------------
  End of year............   $ 232,727,108      $ 614,346,473
                            =============      =============

(a)  From inception, May 1, 2003 to December 31, 2003.
(c) Formerly Putnam International Growth Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                               PUTNAM
                              PUTNAM       OTC & EMERGING        PUTNAM
                             NEW VALUE         GROWTH           RESEARCH
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $    444,048     $   (414,284)     $   (573,609)
  Capital gains income...       --              --                --
  Net realized gain
   (loss) on security
   transactions..........    (3,798,614)     (12,980,568)      (10,834,555)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    65,172,643       22,647,686        28,649,848
                           ------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    61,818,077        9,252,834        17,241,684
                           ------------     ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............     4,278,955        1,199,033         1,815,037
  Net transfers..........     9,782,468        2,182,986        (5,287,095)
  Surrenders for benefit
   payments and fees.....   (34,974,077)      (4,671,194)      (11,238,104)
  Net annuity
   transactions..........        24,369          (47,263)          (26,669)
                           ------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (20,888,285)      (1,336,438)      (14,736,831)
                           ------------     ------------      ------------
  Net increase (decrease)
   in net assets.........    40,929,792        7,916,396         2,504,853
NET ASSETS:
  Beginning of year......   216,553,496       28,718,271        82,250,024
                           ------------     ------------      ------------
  End of year............  $257,483,288     $ 36,634,667      $ 84,754,877
                           ============     ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                               PUTNAM           PUTNAM             PUTNAM
                             SMALL CAP     THE GEORGE PUTNAM  UTILITIES GROWTH     PUTNAM          PUTNAM
                               VALUE        FUND OF BOSTON       AND INCOME         VISTA          VOYAGER
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -----------------  ----------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,001,383)    $  3,650,457       $  4,919,560    $ (1,713,228)  $   (8,675,558)
  Capital gains income...       --               --                 --               --              --
  Net realized gain
   (loss) on security
   transactions..........     (2,844,835)       1,874,207         (9,230,602)    (24,159,618)    (236,008,677)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     57,643,823       37,921,080         39,871,048      62,977,637      546,489,324
                            ------------     ------------       ------------    ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     53,797,605       43,445,744         35,560,006      37,104,791      301,805,089
                            ------------     ------------       ------------    ------------   --------------
UNIT TRANSACTIONS:
  Purchases..............      2,907,545        8,007,829          1,358,087       2,238,067       18,321,888
  Net transfers..........     10,980,458       41,308,242         (9,998,294)     (1,245,719)     (74,330,553)
  Surrenders for benefit
   payments and fees.....    (23,832,620)     (46,900,176)       (26,894,485)    (19,303,277)    (211,040,166)
  Net annuity
   transactions..........        (41,123)         (57,091)           (93,969)        (87,311)      (1,365,805)
                            ------------     ------------       ------------    ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (9,985,740)       2,358,804        (35,628,661)    (18,398,240)    (268,414,636)
                            ------------     ------------       ------------    ------------   --------------
  Net increase (decrease)
   in net assets.........     43,811,865       45,804,548            (68,655)     18,706,551       33,390,453
NET ASSETS:
  Beginning of year......    123,592,679      264,191,611        175,208,334     128,894,900    1,421,732,007
                            ------------     ------------       ------------    ------------   --------------
  End of year............   $167,404,544     $309,996,159       $175,139,679    $147,601,451   $1,455,122,460
                            ============     ============       ============    ============   ==============

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                 PUTNAM            PUTNAM        PUTNAM
                           AMERICAN GOVERNMENT    CAPITAL     DIVERSIFIED
                                 INCOME         APPRECIATION     INCOME
                               SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -------------------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................     $  1,862,829      $    28,505   $ 19,435,599
  Capital gains income...       (1,616,579)        (101,817)    (2,754,110)
  Net realized gain
   (loss) on security
   transactions..........          (94,688)        (184,332)    (3,661,601)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        9,194,222       (1,864,784)    (2,989,858)
                              ------------      -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        9,345,784       (2,122,428)    10,030,030
                              ------------      -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............        3,056,810          499,515      1,904,651
  Net transfers..........      149,048,615        6,474,684        342,065
  Surrenders for benefit
   payments and fees.....      (26,237,764)      (1,427,513)   (29,746,602)
  Net annuity
   transactions..........          397,560            3,605       (113,629)
                              ------------      -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      126,265,221        5,550,291    (27,613,515)
                              ------------      -----------   ------------
  Net increase (decrease)
   in net assets.........      135,611,005        3,427,863    (17,583,485)
NET ASSETS:
  Beginning of year......       70,655,257        5,870,970    228,087,730
                              ------------      -----------   ------------
  End of year............     $206,266,262      $ 9,298,833   $210,504,245
                              ============      ===========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                              PUTNAM           PUTNAM             PUTNAM           PUTNAM         PUTNAM
                           GLOBAL ASSET        GLOBAL           GROWTH AND         GROWTH         HEALTH        PUTNAM
                            ALLOCATION         EQUITY             INCOME        OPPORTUNITIES    SCIENCES     HIGH YIELD
                           SUB-ACCOUNT    SUB-ACCOUNT (A)       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------------  -----------------  -------------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  5,910,425    $   1,616,862      $    73,901,646   $    --        $    110,750  $ 41,769,365
  Capital gains income...    (3,503,927)      (6,057,995)         (38,176,088)      (332,154)    (1,973,313)   (3,972,384)
  Net realized gain
   (loss) on security
   transactions..........   (23,412,686)    (134,006,280)        (215,870,540)    (4,920,769)   (10,371,606)   (9,197,088)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (20,257,774)       3,182,909         (519,270,135)    (4,807,004)   (28,197,479)  (34,634,511)
                           ------------    -------------      ---------------   ------------   ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (41,263,962)    (135,264,504)        (699,415,117)   (10,059,927)   (40,431,648)   (6,034,618)
                           ------------    -------------      ---------------   ------------   ------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     1,719,566        3,317,446           24,476,186        699,610      2,238,772     2,483,118
  Net transfers..........   (24,603,785)     (79,154,420)        (181,834,605)    (2,142,830)   (19,118,902)  (12,806,455)
  Surrenders for benefit
   payments and fees.....   (33,146,620)     (58,704,148)        (352,289,979)    (2,911,617)   (16,276,712)  (43,400,243)
  Net annuity
   transactions..........      (195,432)        (374,687)          (1,755,843)        (3,430)       (65,650)      (86,054)
                           ------------    -------------      ---------------   ------------   ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (56,226,271)    (134,915,809)        (511,404,241)    (4,358,267)   (33,222,492)  (53,809,634)
                           ------------    -------------      ---------------   ------------   ------------  ------------
  Net increase (decrease)
   in net assets.........   (97,490,233)    (270,180,313)      (1,210,819,358)   (14,418,194)   (73,654,140)  (59,844,252)
NET ASSETS:
  Beginning of year......   328,281,553      638,474,021        3,666,603,286     34,186,885    196,177,405   351,027,874
                           ------------    -------------      ---------------   ------------   ------------  ------------
  End of year............  $230,791,320    $ 368,293,708      $ 2,455,783,928   $ 19,768,691   $122,523,265  $291,183,622
                           ============    =============      ===============   ============   ============  ============

(a)  Formerly Putnam Global Growth Sub-Account. Change effective October 15,
     2002.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            PUTNAM
                                         INTERNATIONAL        PUTNAM
                              PUTNAM      GROWTH AND      INTERNATIONAL
                              INCOME        INCOME            GROWTH
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ------------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................  $ 19,076,678  $  1,077,533      $  2,795,774
  Capital gains income...    (4,790,761)   (1,836,855)       (3,301,283)
  Net realized gain
   (loss) on security
   transactions..........       288,818   (11,004,933)      (49,950,115)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    10,154,987   (11,629,304)          (14,159)
                           ------------  ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    24,729,722   (23,393,559)      (50,469,783)
                           ------------  ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............     4,182,851     1,357,789         3,035,807
  Net transfers..........    62,926,461    (6,488,374)      (15,507,023)
  Surrenders for benefit
   payments and fees.....   (54,686,082)  (14,892,236)      (26,356,062)
  Net annuity
   transactions..........       169,859       (24,193)         (157,908)
                           ------------  ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    12,593,089   (20,047,014)      (38,985,186)
                           ------------  ------------      ------------
  Net increase (decrease)
   in net assets.........    37,322,811   (43,440,573)      (89,454,969)
NET ASSETS:
  Beginning of year......   364,455,846   164,322,821       307,973,764
                           ------------  ------------      ------------
  End of year............  $401,778,657  $120,882,248      $218,518,795
                           ============  ============      ============

(b) Effective October 15, 2002, Putnam Asia Pacific Growth Sub-Account merged with Putnam International Growth Sub- Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                PUTNAM                                                                                 PUTNAM
                           INTERNATIONAL NEW      PUTNAM           PUTNAM            PUTNAM           PUTNAM       OTC & EMERGING
                             OPPORTUNITIES       INVESTORS      MONEY MARKET    NEW OPPORTUNITIES    NEW VALUE         GROWTH
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  ---------------  -----------------  -------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $    609,230      $   1,016,331    $   6,052,032    $    --           $ 10,523,526     $   --
  Capital gains income...        (793,799)        (2,990,568)      (5,316,887)      (10,246,636)     (3,145,922)        (505,460)
  Net realized gain
   (loss) on security
   transactions..........      (7,771,225)       (47,784,756)        --            (160,301,395)     (8,393,727)     (51,061,217)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,842,548)       (22,931,444)        --            (156,674,867)    (49,211,538)      34,604,596
                             ------------      -------------    -------------    --------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (9,798,342)       (72,690,437)         735,145      (327,222,898)    (50,227,661)     (16,962,081)
                             ------------      -------------    -------------    --------------    ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............         901,174          3,194,377       16,133,822         8,192,800       3,226,062          989,590
  Net transfers..........     (12,243,387)       (38,424,889)     215,830,489      (147,677,082)     24,395,858       (6,951,541)
  Surrenders for benefit
   payments and fees.....      (6,279,442)       (26,873,142)    (263,443,274)      (91,038,967)    (31,759,484)      (4,180,645)
  Net annuity
   transactions..........         (51,609)          (413,001)          24,916          (467,084)        (19,132)           1,836
                             ------------      -------------    -------------    --------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (17,673,264)       (62,516,655)     (31,454,047)     (230,990,333)     (4,156,696)     (10,140,760)
                             ------------      -------------    -------------    --------------    ------------     ------------
  Net increase (decrease)
   in net assets.........     (27,471,606)      (135,207,092)     (30,718,902)     (558,213,231)    (54,384,357)     (27,102,841)
NET ASSETS:
  Beginning of year......      77,185,981        315,027,451      440,932,130     1,142,148,846     270,937,853       55,821,112
                             ------------      -------------    -------------    --------------    ------------     ------------
  End of year............    $ 49,714,375      $ 179,820,359    $ 410,213,228    $  583,935,615    $216,553,496     $ 28,718,271
                             ============      =============    =============    ==============    ============     ============

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                               PUTNAM           PUTNAM
                               PUTNAM        SMALL CAP     THE GEORGE PUTNAM
                              RESEARCH         VALUE        FUND OF BOSTON
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $    805,170    $  1,902,883     $  5,836,434
  Capital gains income...     (1,285,635)     (1,978,667)      (3,127,218)
  Net realized gain
   (loss) on security
   transactions..........     (7,120,690)    (11,034,275)        (245,453)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (21,056,645)    (28,678,789)     (27,678,820)
                            ------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (28,657,800)    (39,788,848)     (25,215,057)
                            ------------    ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............      1,464,774       2,969,451        4,187,409
  Net transfers..........     (4,092,202)     44,413,132       80,633,623
  Surrenders for benefit
   payments and fees.....    (11,479,794)    (20,574,730)     (28,105,869)
  Net annuity
   transactions..........        (24,767)         73,684          (62,340)
                            ------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (14,131,989)     26,881,537       56,652,823
                            ------------    ------------     ------------
  Net increase (decrease)
   in net assets.........    (42,789,789)    (12,907,311)      31,437,766
NET ASSETS:
  Beginning of year......    125,039,813     136,499,990      232,753,845
                            ------------    ------------     ------------
  End of year............   $ 82,250,024    $123,592,679     $264,191,611
                            ============    ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                PUTNAM
                           UTILITIES GROWTH      PUTNAM           PUTNAM             PUTNAM
                              AND INCOME         VISTA           VOYAGER           VOYAGER II
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (C)
                           ----------------  --------------  ----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $   9,083,275    $    --         $    17,538,549      $  --
  Capital gains income...      (2,873,392)      (2,266,983)      (23,961,398)        (124,641)
  Net realized gain
   (loss) on security
   transactions..........     (29,333,427)     (72,756,975)     (279,737,880)     (12,866,364)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (49,065,250)       4,055,312      (343,330,675)       7,858,183
                            -------------    -------------   ---------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (72,188,794)     (70,968,646)     (629,491,404)      (5,132,822)
                            -------------    -------------   ---------------      -----------
UNIT TRANSACTIONS:
  Purchases..............       2,049,077        2,032,505        16,056,921          502,721
  Net transfers..........     (29,486,736)     (28,503,429)     (234,163,516)       1,474,626
  Surrenders for benefit
   payments and fees.....     (32,264,413)     (19,387,322)     (213,278,169)        (991,187)
  Net annuity
   transactions..........          68,562          (56,442)       (1,468,187)        --
                            -------------    -------------   ---------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (59,633,510)     (45,914,688)     (432,852,951)         986,160
                            -------------    -------------   ---------------      -----------
  Net increase (decrease)
   in net assets.........    (131,822,304)    (116,883,334)   (1,062,344,355)      (4,146,662)
NET ASSETS:
  Beginning of year......     307,030,638      245,778,234     2,484,076,362       12,277,099
                            -------------    -------------   ---------------      -----------
  End of year............   $ 175,208,334    $ 128,894,900   $ 1,421,732,007      $ 8,130,437
                            =============    =============   ===============      ===========

(c) Effective October 15, 2002, Putnam Technology Sub-Account merged with Putnam Voyager II Sub-Account.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account Ten (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in the various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

   d) SECURITY CLASS--Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA and class IB shares.
       Class IA shares are offered at net asset value and are not subject to a distribution fee. 40% of Class IA shares are for Company employees only.
       Class IB shares are offered at net asset value and pay an ongoing distribution fee.

   e) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   f) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEES--Annual maintenance fees are deducted through termination of units of interest from applicable contract owner's accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) COST OF INSURANCE--In accordance with terms of the contracts, the Company accesses deductions for the costs of insurance charges to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

   d) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum annual rate of 4% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of charges in net assets.

_____________________________________ SA-48 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                          PURCHASES AT COST  PROCEEDS FROM SALES
                                          -----------------  -------------------
Putnam American Government Income.......    $ 36,908,386       $  115,402,789
Putnam Capital Appreciation.............       8,267,046            4,336,086
Putnam Capital Opportunities............       3,818,018              375,197
Putnam Discovery Growth.................       7,719,813            4,372,798
Putnam Diversified Income...............      41,412,665           41,463,412
Putnam Equity Income....................      29,723,679              778,764
Putnam Global Asset Allocation..........      12,356,575           49,664,852
Putnam Global Equity....................       6,499,819           92,960,069
Putnam Growth and Income................      81,583,705          481,693,490
Putnam Growth Opportunities.............       7,651,658            7,173,229
Putnam Health Sciences..................       4,569,009           31,071,853
Putnam High Yield.......................      93,496,072           93,052,435
Putnam Income...........................      53,790,633          105,566,505
Putnam International Equity.............      23,740,350           70,157,929
Putnam International Growth and
 Income.................................       8,698,440           27,681,832
Putnam International New
 Opportunities..........................       6,441,110           15,865,486
Putnam Investors........................      10,779,979           38,904,990
Putnam Mid Cap Value....................       9,499,842              416,385
Putnam Money Market.....................     129,338,078          306,706,353
Putnam New Opportunities................       8,443,638          146,393,770
Putnam New Value........................      17,995,211           38,439,288
Putnam OTC & Emerging Growth............       9,639,828           11,396,078
Putnam Research.........................       3,879,239           19,190,673
Putnam Small Cap Value..................      20,711,168           31,698,202
Putnam The George Putnam Fund of
 Boston.................................      41,106,659           35,095,840
Putnam Utilities Growth and Income......       9,652,615           40,366,502
Putnam Vista............................       8,748,155           28,860,805
Putnam Voyager..........................      32,623,459          309,712,271
                                            ------------       --------------
                                            $729,094,849       $2,148,797,883
                                            ============       ==============

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                        UNITS         UNITS              NET
FUND                                    ISSUED       REDEEMED    INCREASE (DECREASE)
----                                 ------------  ------------  -------------------
Putnam American Government
 Income............................     3,142,566     9,863,443        (6,720,877)
Putnam Capital Appreciation........     1,249,215       683,045           566,171
Putnam Capital Opportunities.......       318,110        30,452           287,658
Putnam Discovery Growth............     1,767,976     1,031,202           736,774
Putnam Diversified Income..........     2,084,486     3,100,660        (1,016,174)
Putnam Equity Income...............     2,707,542        62,570         2,644,972
Putnam Global Asset Allocation.....       271,977     1,847,237        (1,575,261)
Putnam Global Equity...............       331,113     5,574,718        (5,243,605)
Putnam Growth and Income...........     2,450,618    12,559,771       (10,109,154)
Putnam Growth Opportunities........     2,117,067     1,904,726           212,341
Putnam Health Sciences.............       555,581     3,289,340        (2,733,759)
Putnam High Yield..................     4,174,473     4,942,741          (768,268)
Putnam Income......................     2,350,255     4,654,787        (2,304,532)
Putnam International Equity........     2,982,564     6,320,102        (3,337,538)
Putnam International Growth and
 Income............................       805,362     2,466,253        (1,660,891)
Putnam International New
 Opportunities.....................       781,849     1,798,879        (1,017,030)
Putnam Investors...................     1,982,657     5,579,156        (3,596,499)
Putnam Mid Cap Value...............       814,824        33,383           781,441
Putnam Money Market................   114,796,231   219,398,861      (104,602,630)
Putnam New Opportunities...........     1,528,176     8,978,107        (7,449,931)
Putnam New Value...................     1,538,841     3,130,229        (1,591,388)
Putnam OTC & Emerging Growth.......     2,526,498     2,746,041          (219,543)
Putnam Research....................       547,405     2,001,710        (1,454,305)
Putnam Small Cap Value.............     1,710,369     2,575,025          (864,656)
Putnam The George Putnam Fund of
 Boston............................     4,593,282     4,196,999           396,282
Putnam Utilities Growth and
 Income............................       340,354     2,528,192        (2,187,838)
Putnam Vista.......................     1,210,400     2,991,898        (1,781,498)
Putnam Voyager.....................     2,315,855     7,552,308        (5,236,453)

_____________________________________ SA-50 ____________________________________

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                        UNITS         UNITS              NET
FUND                                    ISSUED       REDEEMED    INCREASE (DECREASE)
----                                 ------------  ------------  -------------------
Putnam American Government
 Income............................    17,596,513     7,197,722       10,398,791
Putnam Capital Appreciation........     1,815,427     1,043,028          772,399
Putnam Diversified Income..........     2,996,617     5,125,254       (2,128,637)
Putnam Global Asset Allocation.....       591,904     2,801,610       (2,209,706)
Putnam Global Equity...............     1,086,787     9,314,566       (8,227,779)
Putnam Growth and Income...........     6,154,126    19,563,178      (13,409,052)
Putnam Growth Opportunities........     2,549,840     3,666,633       (1,116,793)
Putnam Health Sciences.............     2,353,864     5,966,124       (3,612,260)
Putnam High Yield..................     4,819,397     7,132,659       (2,313,262)
Putnam Income......................     6,461,517     5,774,990          686,527
Putnam International Growth and
 Income............................     4,077,633     5,879,190       (1,801,557)
Putnam International Growth........    15,510,795    20,646,353       (5,135,558)
Putnam International New
 Opportunities.....................     3,269,708     5,254,190       (1,984,482)
Putnam Investors...................     4,258,527    12,954,343       (8,695,816)
Putnam Money Market................   435,687,572   454,703,721      (19,016,149)
Putnam New Opportunities...........     2,944,134    17,161,950      (14,217,816)
Putnam New Value...................     6,891,461     7,641,457         (749,996)
Putnam OTC & Emerging Growth.......     3,000,610     5,200,691       (2,200,081)
Putnam Research....................     2,599,324     4,038,331       (1,439,007)
Putnam Small Cap Value.............     9,320,736     8,195,384        1,125,352
Putnam The George Putnam Fund of
 Boston............................    12,948,252     7,377,699        5,570,553
Putnam Utilities Growth and
 Income............................       792,919     4,549,710       (3,756,791)
Putnam Vista.......................     2,585,320     6,949,110       (4,363,790)
Putnam Voyager.....................     3,047,195    12,904,789       (9,857,594)
Putnam Voyager II..................     4,705,967     5,643,700         (937,733)

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM AMERICAN GOVERNMENT INCOME
  2003  Lowest contract charges         10,869   $12.812710   $      139,258   0.95%       5.10%      0.85%
        Highest contract charges         9,029    11.422536          103,130   1.56%      --         (1.32)%
        Remaining contract
        charges                      9,727,903      --           121,976,926   --         --         --
  2002  Lowest contract charges         18,014    12.705309          228,876   0.95%       0.69%      8.13%
        Highest contract charges           842    11.561321            9,734   0.91%      --          2.76%
        Remaining contract
        charges                     16,449,821      --           206,027,652   --         --         --
  2001  Lowest contract charges          4,210    11.750027           49,464   0.92%      --          5.72%
        Highest contract charges           701    10.833525            7,593   1.70%      --          4.61%
        Remaining contract
        charges                      6,064,982      --            70,598,200   --         --         --
PUTNAM CAPITAL APPRECIATION
  2003  Lowest contract charges          8,470     7.769459           65,806   0.95%      --         23.86%
        Highest contract charges         2,213     7.426784           16,434   2.33%      --         21.90%
        Remaining contract
        charges                      2,053,961      --            15,681,601   --         --         --
  2002  Lowest contract charges         11,919     6.272773           74,764   0.95%       0.51%    (22.87)%
        Highest contract charges           208     6.109519            1,272   0.90%       0.61%     (1.30)%
        Remaining contract
        charges                      1,486,345      --             9,222,797   --         --         --
  2001  Lowest contract charges          3,806     8.132348           30,950   0.92%      --        (14.50)%
        Highest contract charges        11,714     8.012084           93,850   1.85%      --        (16.26)%
        Remaining contract
        charges                        710,554      --             5,746,170   --         --         --
PUTNAM CAPITAL OPPORTUNITIES
  2003  Lowest contract charges          4,196    12.946109           54,318   0.62%       6.53%     29.46%
        Highest contract charges           817    12.825763           10,476   1.54%      12.47%     28.26%
        Remaining contract
        charges                        282,645      --             3,653,577   --         --         --
PUTNAM DISCOVERY GROWTH
  2003  Lowest contract charges          8,997     4.963500           44,655   0.95%      --         31.14%
        Highest contract charges         1,386     4.738493            6,569   2.31%      --         28.94%
        Remaining contract
        charges                      2,896,838      --            14,125,060   --         --         --
  2002  Lowest contract charges         11,556     3.784986           43,741   0.95%      --        (29.99)%
        Highest contract charges           140     3.678088              513   0.81%      --         (5.75)%
        Remaining contract
        charges                      2,158,750      --             8,086,183   --         --         --
  2001  Lowest contract charges         13,283     3.597658           47,787   0.94%      --        (39.69)%
        Highest contract charges           368     5.332040            1,963   1.83%      --        (36.39)%
        Remaining contract
        charges                      3,094,525      --            12,227,349   --         --         --

_____________________________________ SA-52 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM DIVERSIFIED INCOME
  2003  Lowest contract charges          8,726   $15.643739   $      136,502   0.94%       1.40%     18.92%
        Highest contract charges         4,785    12.327239           58,982   1.56%      --          9.19%
        Remaining contract
        charges                     14,963,248      --           231,654,228   --         --         --
  2002  Lowest contract charges             69    13.155410              901   --         --         --
        Highest contract charges         1,591    10.554681           16,796   0.89%      --          5.03%
        Remaining contract
        charges                     15,991,271      --           210,486,548   --         --         --
  2001  Lowest contract charges         25,455    10.448504          265,971   0.94%       7.43%      2.84%
        Highest contract charges         5,512     9.930337           54,735   1.77%       7.01%      1.67%
        Remaining contract
        charges                     18,090,598      --           227,767,025   --         --         --
PUTNAM EQUITY INCOME
  2003  Lowest contract charges         34,462    12.073797          416,093   0.63%       1.14%     20.74%
        Highest contract charges           903    11.961480           10,799   1.54%       2.79%     19.62%
        Remaining contract
        charges                      2,609,609      --            31,467,711   --         --         --
PUTNAM GLOBAL ASSET ALLOCATION
  2003  Lowest contract charges          1,212    29.302893           35,526   0.92%      --         20.74%
        Highest contract charges         2,463     9.124940           22,472   1.56%      --         15.43%
        Remaining contract
        charges                      8,023,245      --           229,605,774   --         --         --
  2002  Lowest contract charges         23,186     8.202807          190,188   0.95%       2.11%    (13.19)%
        Highest contract charges         4,406     7.694538           33,903   0.90%      --         (2.45)%
        Remaining contract
        charges                      9,574,585      --           230,567,229   --         --         --
  2001  Lowest contract charges         23,151     9.449394          218,763   0.93%       1.01%     (9.22)%
        Highest contract charges         2,530     8.973078           22,704   1.70%      --        (10.48)%
        Remaining contract
        charges                     11,786,203      --           328,040,085   --         --         --
PUTNAM GLOBAL EQUITY
  2003  Lowest contract charges         88,624     6.934505          614,564   0.95%       1.24%     28.32%
        Highest contract charges         2,046     5.822057           11,914   1.57%      --         23.75%
        Remaining contract
        charges                     19,704,134      --           369,251,161   --         --         --
  2002  Lowest contract charges         99,096     5.404183          535,534   0.95%       0.33%    (22.90)%
        Highest contract charges         1,272     4.630748            5,891   0.89%      --         (3.08)%
        Remaining contract
        charges                     24,938,040      --           367,752,283   --         --         --
  2001  Lowest contract charges        126,203     7.009104          884,569   0.94%      --        (30.33)%
        Highest contract charges         9,665     4.503720           43,530   1.79%      --        (31.24)%
        Remaining contract
        charges                     33,130,318      --           637,545,922   --         --         --
PUTNAM GROWTH AND INCOME
  2003  Lowest contract charges         29,794    45.172626        1,345,856   0.94%       0.90%     26.18%
        Highest contract charges         4,027     9.633561           38,796   2.39%       1.38%     24.36%
        Remaining contract
        charges                     61,137,366      --         2,607,166,001   --         --         --
  2002  Lowest contract charges          2,184    35.800806           78,198   0.39%      --         (3.00)%
        Highest contract charges         1,412     7.746297           10,936   0.98%      --         (3.59)%
        Remaining contract
        charges                     71,276,742      --         2,455,694,794   --         --         --
  2001  Lowest contract charges        715,521    10.262749        7,343,211   0.94%       1.53%     (7.05)%
        Highest contract charges        17,535     9.774478          171,396   1.84%       0.03%     (9.06)%
        Remaining contract
        charges                     83,956,337      --         3,659,088,679   --         --         --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM GROWTH OPPORTUNITIES
  2003  Lowest contract charges         43,158   $ 4.460696   $      192,515   0.95%      --         22.30%
        Highest contract charges         5,293     4.388262           23,225   2.39%      --         20.14%
        Remaining contract
        charges                      5,672,999      --            24,723,150   --         --         --
  2002  Lowest contract charges         49,054     3.647313          178,914   0.95%      --        (30.05)%
        Highest contract charges         1,843     3.652568            6,731   0.98%      --         (5.56)%
        Remaining contract
        charges                      5,458,210      --            19,583,046   --         --         --
  2001  Lowest contract charges         80,443     5.214007          419,429   0.94%      --        (32.57)%
        Highest contract charges        11,023     5.295501           58,371   1.85%      --        (36.47)%
        Remaining contract
        charges                      6,534,437      --            33,709,086   --         --         --
PUTNAM HEALTH SCIENCES
  2003  Lowest contract charges         72,544    11.059717          802,313   0.95%       0.77%     17.68%
        Highest contract charges         1,834     7.276779           13,345   1.53%      --         10.53%
        Remaining contract
        charges                     11,158,087      --           114,359,833   --         --         --
  2002  Lowest contract charges         82,632     9.398130          776,586   0.95%       0.07%    (20.96)%
        Highest contract charges        16,470     6.883948          113,381   0.97%      --         (3.47)%
        Remaining contract
        charges                     13,867,122      --           121,633,298   --         --         --
  2001  Lowest contract charges         88,210    11.890715        1,048,879   0.94%       0.05%    (20.29)%
        Highest contract charges         3,606     8.829731           31,839   1.78%      --        (13.57)%
        Remaining contract
        charges                     17,486,672      --           195,096,688   --         --         --
PUTNAM HIGH YIELD
  2003  Lowest contract charges         70,233    11.959535          839,949   0.95%      10.71%     25.66%
        Highest contract charges           991    11.599744           11,500   1.57%      --         12.14%
        Remaining contract
        charges                     12,716,206      --           333,005,441   --         --         --
  2002  Lowest contract charges         82,247     9.517619          782,798   0.95%      12.12%     (1.48)%
        Highest contract charges           265     9.422256            2,495   0.88%      --          4.26%
        Remaining contract
        charges                     13,473,183      --           290,398,329   --         --         --
  2001  Lowest contract charges         68,439     9.660352          661,145   0.93%      10.46%      2.89%
        Highest contract charges         1,059     9.682206           10,250   1.69%      --         (3.12)%
        Remaining contract
        charges                     15,799,456      --           350,356,480   --         --         --
PUTNAM INCOME
  2003  Lowest contract charges         50,032    12.739621          637,394   0.95%       5.04%      3.71%
        Highest contract charges         5,321    11.605056           61,754   1.55%      --          0.47%
        Remaining contract
        charges                     14,395,472      --           347,418,551   --         --         --
  2002  Lowest contract charges         66,705    12.284392          819,427   0.95%       4.89%      7.07%
        Highest contract charges         7,597    11.423286           86,787   0.90%      --          3.16%
        Remaining contract
        charges                     16,681,058      --           400,872,443   --         --         --
  2001  Lowest contract charges         44,876    11.473003          514,865   0.94%       7.16%      6.51%
        Highest contract charges         1,032    10.781937           11,127   1.72%      --          4.30%
        Remaining contract
        charges                     16,022,925      --           363,929,853   --         --         --

_____________________________________ SA-54 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM INTERNATIONAL EQUITY
  2003  Lowest contract charges         81,796   $ 9.742092   $      796,863   0.95%       1.11%     27.67%
        Highest contract charges         4,206     8.109110           34,105   1.56%      --         26.49%
        Remaining contract
        charges                     15,144,229      --           222,006,039   --         --         --
  2002  Lowest contract charges         91,856     7.630717          700,928   0.95%       1.01%    (18.30)%
        Highest contract charges           387     6.485110            2,509   0.90%      --         (5.15)%
        Remaining contract
        charges                     18,475,523      --           217,815,358   --         --         --
  2001  Lowest contract charges          2,747     5.685760           15,622   0.94%      --        (24.48)%
        Highest contract charges           295     8.021159            2,368   1.67%      --        (19.97)%
        Remaining contract
        charges                     23,700,281      --           307,955,774   --         --         --
PUTNAM INTERNATIONAL GROWTH AND INCOME
  2003  Lowest contract charges          3,110    14.356243           44,644   0.94%      --         36.55%
        Highest contract charges           539    14.163323            7,629   2.08%      --         35.50%
        Remaining contract
        charges                      9,892,324      --           140,533,229   --         --         --
  2002  Lowest contract charges        115,373     7.220088          833,000   0.95%       0.74%    (14.49)%
        Highest contract charges           712    10.463269            7,449   0.82%      --         (6.58)%
        Remaining contract
        charges                     11,440,779      --           120,041,799   --         --         --
  2001  Lowest contract charges        140,396     8.443423        1,185,419   0.94%       1.19%    (21.42)%
        Highest contract charges         7,786     8.401970           65,418   1.85%       0.04%    (19.81)%
        Remaining contract
        charges                     13,210,240      --           163,071,984   --         --         --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  2003  Lowest contract charges            760    10.723149            8,149   0.95%       0.31%     31.95%
        Highest contract charges         8,388     4.118621           34,548   2.35%       0.31%     30.12%
        Remaining contract
        charges                      5,154,972      --            54,382,354   --         --         --
  2002  Lowest contract charges            760     8.126680            6,176   0.39%      --         (4.94)%
        Highest contract charges         8,756     3.165318           27,717   0.97%      --         (5.50)%
        Remaining contract
        charges                      6,171,634      --            49,680,482   --         --         --
  2001  Lowest contract charges         42,322     6.529738          276,349   0.94%      --        (29.20)%
        Highest contract charges         9,278     6.236206           57,859   1.85%      --        (27.74)%
        Remaining contract
        charges                      8,114,031      --            76,851,774   --         --         --
PUTNAM INVESTORS
  2003  Lowest contract charges        230,602     7.138334        1,646,113   0.95%       0.70%     26.05%
        Highest contract charges         9,482     6.073811           57,592   1.56%      --         20.98%
        Remaining contract
        charges                     23,803,969      --           192,650,124   --         --         --
  2002  Lowest contract charges        264,012     5.663126        1,495,136   0.95%       0.43%    (24.40)%
        Highest contract charges        24,033     4.521341          108,663   0.98%      --         (3.32)%
        Remaining contract
        charges                     27,352,500      --           178,216,560   --         --         --
  2001  Lowest contract charges        310,700     7.491233        2,327,529   0.94%       0.08%    (25.32)%
        Highest contract charges         5,614     6.568484           36,877   1.85%      --        (26.07)%
        Remaining contract
        charges                     36,020,046      --           312,663,045   --         --         --
PUTNAM MID CAP VALUE
  2003  Lowest contract charges          1,848    12.827432           23,699   0.62%       1.73%     28.27%
        Highest contract charges           125    12.720890            1,584   1.45%       0.96%     27.21%
        Remaining contract
        charges                        779,469      --             9,978,909   --         --         --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM MONEY MARKET
  2003  Lowest contract charges        272,964   $ 1.095398   $      299,004   0.95%       0.77%     (0.20)%
        Highest contract charges       257,889     0.996495          256,985   2.39%       0.47%     (1.88)%
        Remaining contract
        charges                    139,998,716      --           232,171,119   --         --         --
  2002  Lowest contract charges        266,556     1.097540          292,556   0.95%       1.41%      0.50%
        Highest contract charges        87,612     1.015544           88,973   0.98%       0.40%     (0.54)%
        Remaining contract
        charges                    244,778,029      --           409,831,699   --         --         --
  2001  Lowest contract charges        120,933     1.092134          132,075   0.93%       3.58%      3.02%
        Highest contract charges       130,288     1.025754          133,643   1.87%       2.89%      1.37%
        Remaining contract
        charges                    263,897,128      --           440,666,411   --         --         --
PUTNAM NEW OPPORTUNITIES
  2003  Lowest contract charges         10,825    18.642383          201,808   0.94%      --         31.18%
        Highest contract charges         5,038     4.674219           23,546   1.57%      --         22.48%
        Remaining contract
        charges                     34,587,576      --           614,121,119   --         --         --
  2002  Lowest contract charges            526    14.210831            7,481   0.37%      --         (3.75)%
        Highest contract charges        51,512     2.800515          144,259   0.97%      --         (4.31)%
        Remaining contract
        charges                     42,001,329      --           583,783,875   --         --         --
  2001  Lowest contract charges        180,579     7.410076        1,338,105   0.94%      --        (30.65)%
        Highest contract charges        14,175     5.316623           75,364   1.85%      --        (38.01)%
        Remaining contract
        charges                     56,076,429      --         1,140,735,377   --         --         --
PUTNAM NEW VALUE
  2003  Lowest contract charges         73,282    14.240291        1,043,562   0.95%       1.44%     31.61%
        Highest contract charges         2,154    12.065799           25,994   2.39%       0.95%     29.34%
        Remaining contract
        charges                     15,924,709      --           256,413,732   --         --         --
  2002  Lowest contract charges         79,897    10.820343          864,508   0.95%       3.92%    (16.24)%
        Highest contract charges           770     9.328840            7,182   0.98%      --          0.28%
        Remaining contract
        charges                     17,510,865      --           215,681,806   --         --         --
  2001  Lowest contract charges         70,484    12.917949          910,503   0.93%       0.92%      2.63%
        Highest contract charges         9,001    11.299394          101,707   1.85%       0.03%      0.64%
        Remaining contract
        charges                     18,262,042      --           269,925,642   --         --         --
PUTNAM OTC & EMERGING GROWTH
  2003  Lowest contract charges         50,670     3.875064          196,349   0.95%      --         34.66%
        Highest contract charges        78,173     1.628749          127,324   2.34%      --         32.57%
        Remaining contract
        charges                      7,300,044      --            36,310,994   --         --         --
  2002  Lowest contract charges         57,723     2.877709          166,110   0.95%      --        (32.70)%
        Highest contract charges        22,615     1.228628           27,785   0.97%      --         (4.74)%
        Remaining contract
        charges                      7,568,091      --            28,524,376   --         --         --
  2001  Lowest contract charges         65,346     4.276194          279,433   0.94%      --        (46.09)%
        Highest contract charges         2,315     3.702069            8,570   1.79%      --        (46.70)%
        Remaining contract
        charges                      9,780,847      --            55,533,109   --         --         --

_____________________________________ SA-56 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM RESEARCH
  2003  Lowest contract charges         77,664   $ 8.919211   $      692,700   0.95%       0.53%     24.50%
        Highest contract charges           988     7.408217            7,321   2.25%         --%     22.54%
        Remaining contract
        charges                      7,388,987      --            84,054,856   --         --         --
  2002  Lowest contract charges         77,342     7.163872          554,069   0.95%       0.74%    (22.80)%
        Highest contract charges         9,833     6.050669           59,497   2.01%       0.18%    (23.79)%
        Remaining contract
        charges                      8,834,766      --            81,636,458   --         --         --
  2001  Lowest contract charges         73,129     9.279114          678,573   0.94%       0.36%    (19.39)%
        Highest contract charges           551     7.939014            4,378   1.75%      --        (23.52)%
        Remaining contract
        charges                     10,287,268      --           124,356,863   --         --         --
PUTNAM SMALL CAP VALUE
  2003  Lowest contract charges         20,274    18.967726          384,544   0.95%       0.53%     48.65%
        Highest contract charges           220    15.351024            3,376   1.34%      --         40.67%
        Remaining contract
        charges                      9,525,560      --           167,016,624   --         --         --
  2002  Lowest contract charges         21,904    12.760400          279,498   0.95%       1.40%    (18.84)%
        Highest contract charges         4,480    10.518921           47,123   1.98%      --        (19.93)%
        Remaining contract
        charges                     10,384,325      --           123,266,058   --         --         --
  2001  Lowest contract charges         30,357    15.722041          477,276   0.93%       0.01%     17.30%
        Highest contract charges         4,912    13.161421           64,653   1.71%      --         11.72%
        Remaining contract
        charges                      9,250,084      --           135,958,061   --         --         --
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  2003  Lowest contract charges        214,051    11.640311        2,491,623   0.95%       2.56%     16.25%
        Highest contract charges         2,259    10.658106           24,081   1.55%      --         12.74%
        Remaining contract
        charges                     27,239,230      --           307,480,455   --         --         --
  2002  Lowest contract charges        231,943    10.013632        2,322,593   0.95%       2.24%     (9.43)%
        Highest contract charges           994     9.360382            9,301   0.90%      --         (0.82)%
        Remaining contract
        charges                     26,826,317      --           261,859,717   --         --         --
  2001  Lowest contract charges        160,285    11.056519        1,772,198   0.93%       2.37%     (0.22)%
        Highest contract charges         4,449    10.445143           46,467   1.83%      --         (1.69)%
        Remaining contract
        charges                     21,323,968      --           230,935,181   --         --         --
PUTNAM UTILITIES GROWTH AND INCOME
  2003  Lowest contract charges         29,629     8.263164          244,828   0.95%       3.96%     23.82%
        Highest contract charges            92     7.169279              657   1.48%      --         19.40%
        Remaining contract
        charges                      9,672,301      --           174,894,194   --         --         --
  2002  Lowest contract charges         33,865     6.673453          225,995   0.95%       4.01%    (24.55)%
        Highest contract charges           524     5.903551            3,096   0.91%      --          0.13%
        Remaining contract
        charges                     11,855,472      --           174,979,243   --         --         --
  2001  Lowest contract charges         42,878     8.845300          379,264   0.94%       2.90%    (22.89)%
        Highest contract charges         4,958     7.919157           39,263   1.83%      --        (20.84)%
        Remaining contract
        charges                     15,598,815      --           306,612,110   --         --         --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM VISTA
  2003  Lowest contract charges         12,628   $12.063200   $      152,333   0.94%      --         31.91%
        Highest contract charges         2,089     4.934834           10,307   1.55%      --         25.20%
        Remaining contract
        charges                     12,771,606      --           147,438,811   --         --         --
  2002  Lowest contract charges            286     9.145265            2,620   0.37%      --         (5.44)%
        Highest contract charges         5,474     3.218992           17,620   0.92%      --         (5.94)%
        Remaining contract
        charges                     14,562,059      --           128,874,660   --         --         --
  2001  Lowest contract charges        106,280     8.715819          926,318   0.94%      --        (34.03)%
        Highest contract charges        12,633     5.589229           70,608   1.85%      --        (37.19)%
        Remaining contract
        charges                     18,812,693      --           244,781,308   --         --         --
PUTNAM VOYAGER
  2003  Lowest contract charges        338,702     8.031751        2,720,371   0.95%       0.64%     23.98%
        Highest contract charges         3,918     6.055041           23,722   2.39%       0.29%     21.95%
        Remaining contract
        charges                     33,135,919      --         1,452,378,367   --         --         --
  2002  Lowest contract charges        363,104     6.478395        2,352,329   0.95%       0.88%    (27.03)%
        Highest contract charges         1,368     4.965193            6,794   0.98%      --         (6.13)%
        Remaining contract
        charges                     38,350,518      --         1,419,372,884   --         --         --
  2001  Lowest contract charges        386,463     8.878637        3,431,268   0.94%       0.11%    (22.98)%
        Highest contract charges        13,331     6.908596           92,097   1.85%      --        (24.97)%
        Remaining contract
        charges                     48,172,786      --         2,480,552,998   --         --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-58 ____________________________________

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.80% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Principal First Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to .85%.

These charges are reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-59 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheets of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statutory balance sheets of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the year then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheets of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2004

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2003          2002
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 5,639,213   $ 4,928,629
   Common and Preferred Stocks                             11,194        17,393
   Mortgage Loans                                          95,737       137,595
   Real Estate                                             25,360        25,312
   Policy Loans                                           294,714       266,756
   Cash and Short-Term Investments                        392,494       485,025
   Other Invested Assets                                   22,743        16,950
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     6,481,455     5,877,660
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       69,221        64,019
   Federal Income Taxes Recoverable                        54,470        33,035
   Deferred Tax Asset                                      55,301        29,910
   Other Assets                                           290,043       433,080
   Separate Account Assets                             52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,421,474   $ 6,131,338
   Liability for Deposit Type Contracts                   100,128        59,240
   Policy and Contract Claim Liabilities                   27,834        33,856
   Asset Valuation Reserve                                 16,542           270
   Payable to Affiliates                                   29,702        26,707
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,741,278)   (1,227,985)
   Other Liabilities                                    1,052,307       826,009
   Separate Account Liabilities                        52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    58,141,273    41,769,303
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,371,883     1,221,883
   Unassigned Funds                                      (330,602)     (636,114)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS     1,043,781       588,269
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         FOR THE YEARS ENDED DECEMBER 31,
 -------------------------------------------------------------------------------------------
                                                         2003          2002         2001
 -------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,115,706   $4,626,830   $12,741,782
   Considerations for Supplementary Contracts with
    Life Contingencies                                        360          123        33,695
   Net Investment Income                                  330,741      241,414       188,799
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      62,762      197,594        78,607
   Reserve Adjustment on Reinsurance Ceded               (911,456)   3,403,682       600,569
   Fee Income                                             963,407      829,267       817,436
   Other Revenues                                          33,435       10,367         6,435
 -------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    12,594,955    9,309,277    14,467,323
 -------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             231,390      215,874       174,288
   Disability and Other Benefits                           11,998       11,926        11,296
   Surrenders and Other Fund Withdrawals                4,378,823    4,743,944     4,142,327
   Commissions                                            753,838      583,605     1,222,698
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                          290,135    1,785,002     2,147,722
   General Insurance Expenses                             431,698      341,349       330,636
   Net Transfers to Separate Accounts                   6,601,021    2,298,625     2,613,765
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                              (420,032)    (522,245)    4,591,861
   Other Expenses                                          38,492       22,715        78,503
 -------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    12,317,363    9,480,795    15,313,096
 -------------------------------------------------------------------------------------------
   Net Gain (Loss) from Operations Before Federal
    Income Tax (Benefit) Expense                          277,592     (171,518)     (845,773)
   Federal Income Tax (Benefit) Expense                   (19,953)      28,712      (196,458)
 -------------------------------------------------------------------------------------------
                    NET GAIN (LOSS) FROM OPERATIONS       297,545     (200,230)     (649,315)
 -------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (22,713)     (56,843)      (10,238)
 -------------------------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   274,832   $ (257,073)  $  (659,553)
 -------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------
                                                         2003         2002        2001
 ----------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ----------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $    2,500   $   2,500
 ----------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ----------------------------------------------------------------------------------------
   Beginning of Year                                   1,221,883      986,883     226,043
   Capital Contribution                                  150,000      235,000     760,840
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,371,883    1,221,883     986,883
 ----------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (636,114)    (318,168)    310,720

   Net Income                                            274,832     (257,073)   (659,553)
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,797)      (4,421)    (22,085)
   Change in Net Deferred Income Tax                     (28,483)     191,399     209,019
   Change in Reserve Valuation Basis                          --           --     (11,721)
   Change in Asset Valuation Reserve                     (16,272)        (270)      2,743
   Change in Non-Admitted Assets                          43,187     (210,628)   (154,455)
   Change in Liability for Reinsurance in
    Unauthorized Companies                                36,880      (36,953)         (2)
   Cumulative Effect of Change in Accounting
    Principles                                               165           --       7,166
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (330,602)    (636,114)   (318,168)
 ----------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ----------------------------------------------------------------------------------------
   End of Year                                        $1,043,781   $  588,269   $ 671,215
 ----------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                            FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                             2003         2002         2001
-------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,116,359  $ 4,627,995  $12,732,469
  Net Investment Income                       373,648      242,062      166,707
  Miscellaneous Income                        142,119    4,436,314    1,533,562
                                          -----------  -----------  -----------
    Total Income                           12,632,126    9,306,371   14,432,738
                                          -----------  -----------  -----------
  Benefits Paid                             4,611,634    4,795,021    4,289,455
  Federal Income Tax Payments
   (Recoveries)                                23,421     (108,177)     (58,363)
  Net Transfers to Separate Accounts        7,114,314    2,040,883    2,640,961
  Other Expenses                              537,701      445,677    6,229,824
                                          -----------  -----------  -----------
    Total Benefits and Expenses            12,287,070    7,173,404   13,101,877
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES      345,056    2,132,967    1,330,861
-------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     2,323,921    1,623,364    1,286,296
  Common and Preferred Stocks                   4,031           35       14,354
  Mortgage Loans                               41,395       42,133       57,353
  Other                                        12,348      134,912       12,690
                                          -----------  -----------  -----------
    Total Investment Proceeds               2,381,694    1,800,444    1,370,693
                                          -----------  -----------  -----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,068,077    3,956,463    2,753,242
  Common and Preferred Stocks                   4,814          842       14,246
  Mortgage Loans                                    0          225      203,177
  Real Estate                                     722        1,292       25,000
  Other                                       169,520           --       40,467
                                          -----------  -----------  -----------
    Total Investments Acquired              3,243,133    3,958,822    3,036,132
                                          -----------  -----------  -----------
  Net Increase in Policy Loans                 27,958       16,536      169,425
-------------------------------------------------------------------------------
             NET CASH USED FOR INVESTING
                              ACTIVITIES     (889,397)  (2,174,914)  (1,834,864)
-------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        150,000      235,000      760,840
  Net Other Cash Provided (Used)              301,810     (129,792)      99,401
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY FINANCING
                                     AND
                MISCELLANEOUS ACTIVITIES      451,810      105,208      860,241
-------------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                     (92,531)      63,261      356,238
  Cash and Short-Term Investments,
   Beginning of Year                          485,025      421,764       65,526
-------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   392,494  $   485,025  $   421,764
-------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 6.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2003              2002              2001
                                                                -----------------------------------------------
GAAP Net Income                                                 $   281,211       $   191,548       $   214,610
Deferral and amortization of policy acquisition costs,
 net                                                               (501,010)         (337,657)         (308,546)
Change in unearned revenue reserve                                   12,367            71,208            59,132
Deferred taxes                                                       43,304           (50,834)          180,625
Separate account expense allowance                                  511,608          (279,761)         (110,911)
Benefit reserve adjustment                                           22,016           155,196           (13,199)
Prepaid reinsurance premium                                         (11,809)           (8,564)           (6,944)
Ceding commission on reinsurance assumed                                 --                --          (670,507)
Administrative fees                                                 (48,072)               --                --
Reinsurance                                                         (54,276)               --                --
Dividends received from affiliates                                    9,000                --                --
Other, net                                                           10,493             1,791            (3,813)
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   274,832       $  (257,073)      $  (659,553)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,900,964       $ 2,242,347       $ 1,794,936
Deferred policy acquisition costs                                (3,755,461)       (3,289,010)       (3,033,841)
Unearned revenue reserve                                            327,144           297,759           229,194
Deferred taxes                                                      422,680           341,130           366,265
Separate account expense allowance                                1,755,474         1,243,867         1,521,026
Unrealized (gains) losses on investments                           (259,293)         (178,951)          (31,612)
Benefit reserve adjustment                                          208,213           300,515            24,334
Asset valuation reserve                                             (16,542)             (270)               --
Interest maintenance reserve                                        (29,314)          (25,702)          (25,448)
Prepaid reinsurance premium                                         (38,052)          (26,243)          (17,679)
Goodwill                                                           (170,100)         (170,100)         (173,704)
Reinsurance ceded                                                  (108,922)         (189,436)             (382)
Administrative fees                                                (229,878)               --                --
Other, net                                                           36,868            42,363            18,126
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,043,781           588,269       $   671,215
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2003 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,336         0.0%
At book value, less current surrender charge of 5% or more             1,350,292         2.5%
At market value                                                       48,425,201        90.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          49,777,829        93.3%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,331,821         6.3%
Not subject to discretionary withdrawal:                                 247,133         0.5%
                                                                     -----------------------
                                                TOTAL, GROSS          53,356,783       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $53,156,783         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are stated at the aggregate carrying value less accrued interest which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying audited GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to SSAP 43 Loaned-backed and Structured Securities below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its security are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other-than-temporarily impaired loan backed securities are valued using the prospective method. In 2003, 2002 and 2001, the Company did not have any changes from the retrospective to prospective methodology due to negative yields on specific securities. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from surplus at December 31, 2003 and 2002 was $2,297 and $1,934, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities are recorded on the balance sheet at fair value and the changes in fair value are reported in unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,542 and $270 as of December 31, 2003 and 2002, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2003 and 2002 were $29,314 and $25,702, respectively. The net capital gains captured in the IMR in 2003, 2002 and 2001 were $9,641, $5,078 and $1,965, respectively. The amount of expense amortized from the IMR in 2003, 2002 and 2001 included in the Company's Statements of Operations, was $6,029, $4,823 and $3,472, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, Income Taxes.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2003           2002           2001
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $290,212       $207,585       $157,500
Interest income from policy loans                                    18,620         18,947         14,160
Interest and dividends from other investments                        26,071         18,478         19,289
                                                                   --------------------------------------
Gross investment income                                             334,903        245,010        190,949
Less: investment expenses                                             4,162          3,596          2,150
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $330,741       $241,414       $188,799
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $176,924       $117,032       $ 17,132
Gross unrealized capital losses                                      (8,996)       (32,336)       (17,210)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                               167,928         84,696            (78)
Balance, beginning of year                                           84,696            (78)          (918)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 83,232       $ 84,774       $    840
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    376       $    185       $    120
Gross unrealized capital losses                                     (30,877)       (23,137)       (22,913)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (30,501)       (22,952)       (22,793)
Balance, beginning of year                                          (22,952)       (22,793)        (1,604)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $ (7,549)      $   (159)      $(21,189)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2003           2002           2001
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 12,602       $(28,561)      $ (7,491)
Common stocks                                                           657           (149)           (13)
Other invested assets                                                (4,393)            (2)            33
                                                                   --------------------------------------
Realized capital losses                                               8,866        (28,712)        (7,471)
Capital gains tax (benefit)                                          21,938         23,053            802
                                                                   --------------------------------------
Net realized capital losses, after tax                              (13,072)       (51,765)        (8,273)
Less: amounts transferred to IMR                                      9,641          5,078          1,965
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(22,713)      $(56,843)      $(10,238)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,523,341, $1,691,422 and $2,135,324, gross realized capital gains of $23,090, $15,257 and $8,091, and gross realized capital losses of $6,150, $9,998 and $5,442, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,814, $35 and $14,354, gross realized capital gains of $662, $0 and $358, and gross realized capital losses of $5, $7 and $371, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging, Income Generations, and Replication (Synthetic Asset) Transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2003, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation nor did it hold any replication transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2003 were $1,163,355. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2003 was $819.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. As of December 31,2003, the Company did not hold any derivatives used to hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $70,000 and a fair value of $3,683.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $76,855 and a fair value of $(10,282).

FAIR VALUE HEDGES

Interest rate swaps and caps: Interest rate swaps are used periodically to hedge the changes in fair value of certain fixed rate liabilities due to changes in LIBOR. In addition, interest rate caps are used to offset the changes in fair value related to corresponding interest rate caps that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any interest rate swaps or caps used in fair value hedge relationships.

INCOME GENERATION TRANSACTIONS

Written options: Periodically, the Company is a writer of covered floors as part of an income generation transaction. The company occasionally writes interest rate floors which are used to offset the changes in fair value related to corresponding interest rate floors that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any option contracts used in income generation relationships.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $6,884 reported as an asset on the balance sheet. The average fair value for interest rate caps and swaptions was $7,481 in asset value. There were no realized gains and losses during the year 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2003, the warrants had a notional value of $500 and a fair value was $534 reported as an asset on the balance sheet. The average fair value of the warrants was $290 and there were no realized gains and losses during the year 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2003, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value and estimated fair value of this fixed maturity was $151,928.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $  107,943   $    605    $   (47)   $  108,501
  --Guaranteed and sponsored -- asset backed                          529,528         --         --       529,528
States, municipalities and political subdivisions                       5,560          7         (4)        5,563
International governments                                              44,569      4,201        (13)       48,757
Public utilities                                                      266,866     13,955       (625)      280,196
All other corporate                                                 2,779,091    150,649     (5,014)    2,924,726
All other corporate -- asset-backed                                 1,863,931      7,507     (3,293)    1,868,145
Short-term investments                                                111,118         --         --       111,118
Parents, subsidiaries and affiliates                                   41,725         --         --        41,725
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,750,331   $176,924    $(8,996)   $5,918,259
                                                                   ----------------------------------------------

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,807   $    376    $    (62)  $    5,121
Common stock -- affiliated                                             36,884         --     (30,815)       6,069
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   41,691   $    376    $(30,877)  $   11,190
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                440,120         --          --      440,120
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,368,749   $117,032    $(32,336)  $5,453,445
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384         --     (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2003 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  560,864       $  577,243
Over one year through five years                        2,716,119        2,795,443
Over five years through ten years                       1,952,205        2,009,214
Over ten years                                            521,143          536,359
                                                       ---------------------------
                                         TOTAL         $5,750,331       $5,918,259
                                                       ---------------------------

Bonds with a carrying value of $3,612 and $3,319 as of December 31, 2003 and 2002, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2003 were 9.5% and 6.53%, respectively. During 2003, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 61%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31,2003, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2003 and 2002.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2003 and 2002 was $968 and $499, respectively. The realized capital losses related to these loans, as of December 31, 2003 and 2002 were $0 and $10,544, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2003 and 2002.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS:

                                                                  2003                    2002
                                                         ----------------------------------------------
                                                          Carrying   Estimated    Carrying   Estimated
                                                           Amount    Fair Value    Amount    Fair Value
                                                         ----------------------------------------------
ASSETS
  Bonds and short-term investments                       $5,750,331   5,918,259  $5,368,749   5,453,445
  Common stocks                                              11,190      11,190      17,389      17,389
  Preferred stocks                                                4           4           4           4
  Policy loans                                              294,714     294,714     266,756     266.756
  Mortgage loans                                             95,737      95,737     137,595     137,595
  Other invested assets                                      48,103      48,103      42,262      42,262
LIABILITIES
  Deposit funds and other benefits                       $5,099,858   4,959,587  $4,913,126  $4,780,374
                                                         ----------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002, all collateral accepted was held in separate custodial accounts. As of December 31, 2003 and 2002, the fair value of the loaned securities was approximately $236,373 and $0, respectively, and was included in fixed maturities. The cash collateral received as of December 31, 2003 and 2002 of approximately $240,331 and $0, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Balance Sheet. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2003                2002
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $423,715            $469,416
Total of all deferred tax liabilities                            (57,848)            (74,977)
Net deferred assets/(liability)                                  365,867             394,439
Net admitted deferred asset/(liability)                           55,301              29,910
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $310,566            $364,529
Increase (decrease) in deferred taxes non-admitted              $(53,963)            203,818
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a 'Policyholders' Surplus Account' and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2003          2002           2001
                                                                     --------------------------------------
Federal                                                              $(21,840)      $25,183       $(196,458)
                                                                     --------------------------------------
Foreign                                                                 1,885         3,528              --
                                                                     --------------------------------------
Federal income tax on capital gains                                    21,940        23,053             802
                                                                     --------------------------------------
                               CURRENT INCOME TAXES INCURRED         $  1,985       $51,764       $(195,656)
                                                                     --------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Reserves                                                         $ 23,627            $ 10,906          $ 12,721
Fortis ceding commission                                           15,256              16,501            (1,245)
Tax DAC                                                           226,262             206,940            19,322
Accrued deferred compensation                                          --               1,775            (1,775)
Bonds                                                              21,085              34,822           (13,737)
Capital loss carryforward                                              --               3,300            (3,300)
NOL carryforward/AMT credits                                      108,582             192,969           (84,387)
Other                                                              28,903               2,203            26,700
                                                               ------------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $423,715            $469,416          $(45,701)
                                                               ------------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $310,566            $364,529          $(53,963)
                                                               ------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002            Change
                                                               -----------------------------------------------
Bonds                                                            $(13,550)           $ (5,593)         $(7,957)
Tax preferred investments                                         (29,655)            (52,323)          22,668
Accrued deferred compensation                                        (102)                 --             (102)
Software project deferral                                          (1,121)             (5,903)           4,782
Deferred and uncollected                                          (10,234)             (8,767)          (1,467)
Other                                                              (3,186)             (2,391)            (795)
                                                               -----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(57,848)           $(74,977)         $17,129
                                                               -----------------------------------------------

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Total deferred tax assets                                        $423,715            $469,416          $(45,701)
Total deferred tax liabilities                                    (57,848)            (74,977)           17,129
                                                               ------------------------------------------------
Net deferred tax asset (liability)                               $365,867            $394,439           (28,572)
Other change in net deferred income tax                                                                      89
                                                               ------------------------------------------------
Change in net deferred income tax                                                                      $(28,483)
                                                               ------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ 96,886              35.0%
Tax preferred investments                                                (69,159)            (25.0)%
Other                                                                      2,741               1.0%
                                                                     -------------------------------
                                                       TOTAL            $ 30,468              11.0%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                  $ 1,985              0.7%
Change in net deferred income taxes                                       28,483             10.3%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES             $30,468             11.0%
                                                                     -------------------------------

(e) As of December 31, 2003, the Company had an operating loss carry forward of $(27,774). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2003                  $ 1,985
2002                  $    --
2001                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $210,929 in 2003, a decrease of $91,192 from the 2002 balance of $302,120. The total amount of reinsurance credits taken for this agreement is $324,505 in 2003, a decrease of $140,295 from the 2002 balance of $464,800.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The amount of ceded premiums and reserve credit taken related to this reinsurance arrangement was immaterial.

The amount of reinsurance recoverables from reinsurers was $16,578 and $36,327 at December 31, 2003 and 2002, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,671,324  $1,511,423  $  (761,273) $ 6,421,474
Policy and Contract Claim Liabilities                    $    22,699  $   14,201  $    (9,066) $    27,834
Premium and Annuity Considerations                       $12,173,716  $  287,413  $  (345,423) $12,115,706
Death, Annuity, Disability and Other Benefits            $   165,828  $  114,575  $   (37,015) $   243,388
Surrenders and Other Fund Withdrawals                    $ 4,904,307  $  546,275  $(1,071,759) $ 4,378,823

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 3,085,682  $1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $    23,510  $   16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $ 6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $   115,649  $   94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $ 3,893,425  $  491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,566,253  $1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $    26,680  $   15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $ 8,401,771  $  371,175  $(4,146,116) $ 4,626,830
Death, Annuity, Disability and Other Benefits            $   138,864  $  114,019  $   (25,083) $   227,800
Surrenders and Other Fund Withdrawals                    $ 4,436,989  $  766,314  $  (459,359) $ 4,743,944

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2003:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,414   $ 2,831
Ordinary Renewal                                                    16,253    25,079
Group Life                                                              45        80
                                                                   -----------------
                                                            TOTAL  $18,712   $27,990
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,599, $4,357and $3,764 for 2003, 2002 and 2001, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2003, 2002 or 2001.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees will be increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $2.7 million, $2.5 million and $2 million in 2003, 2002 and 2001, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2003, 2002 or 2001.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $52.2 billion and $35.9 billion as of December 31, 2003 and 2002, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $626 million, $518 million and $567 million for the years ended December 31, 2003, 2002 and 2001, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2003 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2003               $ 7,624,097
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $50,631,955
                                                                               -----------
          Total reserves                                                       $50,631,955
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       74,343
          Market value                                                          50,458,094
                                                                               -----------
          Subtotal                                                              50,532,437
          Not subject to discretionary withdrawal                                   99,518
                                                                               -----------
                                                                 TOTAL         $50,631,955
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. Guaranty fund assessments paid by the Company was not material to the results of operations for 2003, 2002 or 2001.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $8,164 and $6,395 in 2003 and 2002, respectively. Future minimum rental commitments are as follows:

2004                  $ 7,460
2005                    6,695
2006                    6,011
2007                    5,508
2008                    5,242
Thereafter              9,904
                      -------
  Total               $40,820
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,195 and $3,224 in 2003 and 2002, respectively.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. There was no income or surplus impact in 2003 related to September 11. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable developments related to September 11.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b)  (1) (a) Resolution of the Board of Directors of Hartford Life and
                  Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

              (b) Resolution of the Board of Directors of Hartford Life and
                  Annuity Insurance Company ("Hartford") authorizing the Re-Designation of the Separate Account.(2)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(3)

               (b) Form of Dealer Agreement.(3)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(1)

          (5)  Form of Application.(1)

          (6)  (a) Certificate of Incorporation of Hartford.(4)

               (b) Bylaws of Hartford.(4)

          (7)  Not applicable.

          (8)  Form of Fund Participation Agreement.(4)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

          (10) (a) Consent of Deloitte & Touche LLP, Independent Public Accountants.

          (10) (b) Consent of Arthur Andersen LLP (5)

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.(6)

--------
     (1) Incorporated by reference to Post-Effective No. 4, to the Registration Statement File No. 33-60702, dated May 1, 1995.
     (2) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 33-60702, dated May 1, 1996.
     (3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.
     (4) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed on August 25, 2000.
     (5) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.
     (6) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-101923, filed on April 5, 2004.

Item 25. Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes election to Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See item 24(b)(16).

Item 27.  Number of Contract Owners

          As of February 29, 2004, there were 194,763 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's

          Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (A)  involved a knowing and culpable violation of law by the director;

          (B) enabled the director or an associate to receive an improper personal gain;

          (C) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (D) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (E) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     4. HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One

          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
                  Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
                  Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
                  Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
                  Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
                  Account)
          Hartford Life Insurance Company - Separate Account Ten
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life Insurance Company - Separate Account Twelve
          Eleven Hartford Life and Annuity Insurance Company - Separate Account
                  One
          Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

     4.   Directors and Officers of HSD


                                         POSITIONS AND OFFICES
                 NAME                      WITH UNDERWRITER
                 ----                    ---------------------
          David A. Carlson        Vice President
          Bruce W. Ferris         Vice President
          George R. Jay           Controller
          Stephen T. Joyce        Vice President
          Thomas M. Marra         President, Chief Executive Officer and
                                  Chairman of the Board, Director
          Christine Hayer Repasy  Senior Vice President, General Counsel and
                                  Corporate Secretary
          Martin A. Swanson       Vice President
          John C. Walters         Executive Vice President, Director
          Lizabeth H. Zlatkus     Executive Vice President and
                                  Chief Financial Officer, Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     4. The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

     4. The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     4. The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     4. Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 26th day of April, 2004.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
SEPARATE ACCOUNT TEN
       (Registrant)

By:   Thomas M. Marra                    *By:   /s/ Marianne O'Doherty
       ---------------------------------         ---------------------------
       Thomas M. Marra, President, Chief             Marianne O'Doherty
       Executive Officer and Chairman of             Attorney-in-Fact
       the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
       (Depositor)

By:   Thomas M. Marra
       ---------------------------------
       Thomas M. Marra, President, Chief
       Executive Officer and Chairman of
       the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Robert Kerzner, Executive Vice President, Director*
Thomas M. Marra, President, Chief Executive
      Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
      & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Marianne O'Doherty
      General Counsel and Corporate Secretary,           -----------------------
      Director*                                               Marianne O'Doherty
John C. Walters, Executive Vice President, Director*          Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President
      and Chief Financial Officer, Director*
David M. Znamierowski, Senior Vice President &
      Chief Investment Officer, Director*             Date: April 26, 2004


33-60702

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Deloitte & Touche LLP.

(15) Copy of Power of Attorney.